     Filed with the Securities and Exchange Commission on October 6, 2006
      Registration No. 333-71672       Investment Company Act No. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
                            Registration Statement
                                     under
                          The Securities Act of 1933
                        Post-Effective Amendment No. 15
                                      and
                            Registration Statement
                                     under
                      The Investment Company Act of 1940
                               Amendment No. 157

        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                              LAURA KEALEY, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
                One Corporate Drive, Shelton, Connecticut 06484
                                (203) 944-5477

Approximate Date of Proposed Sale to the Public: Continuous It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on October 6, pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_]on __________ pursuant to paragraph (a) (i) of Rule 485

[_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_]on __________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:
    Units of interest in Separate Accounts under variable annuity contacts.

================================================================================

ASL II

ASL II

                                     Note:

Registrant is filing this Post-Effective Amendment No. 15 to the Registration Statement No. 333-71672 for the purpose of including in the Registration Statement a Prospectus Supplement, which adds an additional optional benefit to the variable annuity contract described in the registration statement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 11 filed with the SEC on April 21, 2006, are hereby incorporated by reference except the we substitute herewith the required financial statements for American Skandia Life Assurance Corporation Variable Account B, which financial statements have been restated. Other than as set forth herein, this Post-Effective Amendment to the Registration
Statement does not amend or delete any other part of the Registration Statement.

                 Supplement to Prospectuses Dated May 1, 2006
                      Supplement dated November 20, 2006


Supplement dated November 20, 2006 to the May 1, 2006 Prospectuses for the following annuity products: American Skandia Advisor Plan(SM) III, American Skandia APEX(R) II, and American Skandia LifeVest(R) II, as previously supplemented (the "Prospectuses").


This Supplement should be read and retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact American Skandia at 1-800-752-6342.


We are issuing this supplement to describe in the Prospectus for the above-referenced annuity products a new living benefit program, certain changes to the underlying mutual funds and the maximum charge with respect to certain optional benefits. These changes will be effective on or about November 20, 2006, unless specifically stated otherwise.

1. MAXIMUM CHARGES FOR CERTAIN OPTIONAL BENEFITS

In the Summary of Contract Fees and Charges section of the prospectus, we revise the line items pertaining to GRO Plus Guaranteed Minimum Income Benefit Option, Guaranteed Minimum withdrawal Benefit Option, Highest Daily Value Death Benefit Option, and combination 5% Roll-Up and HAV Death Benefit Option to read as follows:



                                  TOTAL ANNUAL    TOTAL ANNUAL   TOTAL ANNUAL
                  OPTIONAL           CHARGE          CHARGE         CHARGE
                BENEFIT FEE/          for             for            for
                   CHARGE           ASAPIII*        APEX II*       ASL II*
               -----------------   -------------  -------------  -------------

GUARANTEED RETURN OPTION PLUS(SM) (GRO Plus(SM))/GUARANTEED RETURN OPTION
              (0.75% maximum)     1.50% in        1.90% for      190%; 1.65%
              0.25% Currently     Annuity Years   Qualified BCO  for Qualified
              of average daily    1-8; 0.90% in                  BCO
              net assets of       Annuity Years
              the Sub-accounts    9 and later;
                                  1.65% for
                                  Qualified BCO

GUARANTEED MINIMUM INCOME BENEFIT OPTION
              (1% maximum)        1.50% in        1.90% for      190%; 1.65%
              0.50% Currently     Annuity Years   Qualified BCO  for Qualified
              per year of the     1-8; 0.90% in                  BCO
              average Protected   Annuity Years
              Income Value        9 and later;
              during each year;   1.65% for
              deducted annually   Qualified BCO
              in arrears each
              Annuity Year





GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION (GMWB)**
              (1.00% maximum)     1.60% in        2.00% for      2.00%; 1.75%
              0.35% Currently     Annuity Years   Qualified BCO  for Qualified
              of average daily    1-8; 0.90% in                  BCO
              net assets of the   Annuity Years
              Sub-accounts        9 and later;
                                  1.75% for
                                  Qualified BCO

HIGHEST DAILY VALUE DEATH BENEFIT (HDV)**
              (1.00% maximum)     1.75% in        2.15%          2.15%
              0.50% Currently     Annuity Years
              of average daily    1-8; 1.15% in
              net assets of the   Annuity Years
              Sub-accounts        9 and later;
                                  1.75% for
                                  Qualified BCO

COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT**
                           0.50% of          1.75% in         2.15%    2.15%
                           average daily     Annuity Years
                           net assets of     1-8; 1.15% in
                           the               Annuity Years
                           Sub-accounts      9 and later;
                           (1.00%            1.75% for
                           maximum)          Qualified BCO



* We reserve the right to increase the charge for this benefit up to a maximum amount indicated upon a step-up or reset, or for the election of the benefit.

2. NEW INSURANCE FEATURE


   We are adding the Highest Daily Lifetime Five(SM) Income Benefit ("Highest Daily Lifetime Five"), that guarantees until the death of a single designated life the ability to withdraw an annual amount equal to a percentage of an initial principal value regardless of the impact of market performance on the Account Value. As a result, the following revisions are made to the Prospectus:


   A. We revise the Glossary of Terms section as follows:

  . We add a definition for "Benefit Fixed Rate Account", that reads as follows: "An investment option offered as part of this Annuity that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit."

  . We add a definition for "Highest Daily Lifetime Five Benefit" that reads as follows: "An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value."

    B. The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES" table in the "Summary of Contract Fees and Charges" section of the Prospectus:



                              OPTIONAL  TOTAL ANNUAL  TOTAL ANNUAL TOTAL ANNUAL
                              BENEFIT      CHARGE        CHARGE       CHARGE
                                FEE/        for           for          for
                               CHARGE     ASAPIII*      APEX II*     ASL II*
                             ---------- ------------- ------------ ------------

LIFETIME FIVE INCOME BENEFIT***
   MAXIMUM CHARGE FOR  3.00% 0.60%      1.85% in         2.25%        2.25%
     LIFETIME FIVE **        currently  Annuity Years
                             of average 1-8; 1.25% in
                             daily net  Annuity Years
                             assets of  9 and later
                             the Sub-
                             accounts

SPOUSAL LIFETIME FIVE INCOME BENEFIT***
   MAXIMUM CHARGE FOR  3.00% 0.75%      2.00% in         2.40%        2.40%
     SPOUSAL LIFETIME        currently  Annuity Years
     FIVE **                 of average 1-8; 1.25% in
                             daily net  Annuity Years
                             assets of  9 and later
                             the Sub-
                             accounts

HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT***
   MAXIMUM CHARGE FOR  3.00% 0.60%      1.85% in         2.25%        2.25%
     HIGHEST DAILY           currently  Annuity Years
     LIFETIME FIVE*          of average 1-8; 1.25% in
                             daily net  Annuity Years
                             assets of  9 and later
                             the Sub-
                             accounts

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--------
* The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.

** We reserve the right to increase the charge for Lifetime Five, and Highest Daily Lifetime Five to a maximum of 3% (2% for Spousal Lifetime Five), upon a step-up or for a new election of each such benefit. However, we have no present intention of increasing the charges for those benefits to that maximum level.
*** This optional benefit is not available under the Qualified BCO, and is currently not available in New York.


C. The Highest Daily Lifetime Five program is not available if you elect any other optional living benefit, therefore all references in the Prospectus that reflect the availability of the optional living benefits are revised accordingly.

D. The following description of the new optional living benefit is added as the last section under "Living Benefit Programs" in the Prospectus:

HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(HIGHEST DAILY LIFETIME FIVE)


The Highest Daily Lifetime Five program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five. Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five. Specifically, you will be permitted to elect Lifetime Five or Spousal Lifetime Five only on an anniversary of the Issue Date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this program.

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Highest Daily Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Protected Withdrawal Value, which is an amount that is distinct from Account Value. Protected Withdrawal Value is used to determine the Highest Daily Annual Income Amount -- which is an amount that you can take out annually as a withdrawal for your entire life. Because each of the Protected Withdrawal Value and Highest Daily Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Highest Daily Annual Income Amount remains. You are guaranteed to be able to withdraw the Highest Daily Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Highest Daily Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Highest Daily Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.


KEY FEATURE -- Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under the Highest Daily Life Income Benefit. The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such business day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

  . the Protected Withdrawal Value for the immediately preceding business day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment made on the Current Valuation Day; and


  .   the Account Value.


We cease these daily calculations of the Protected Withdrawal Value when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments will increase the amount we guarantee to pay annually under the Highest Daily Life Income Benefit (the "Highest Daily Annual Income Amount"), while "excess" withdrawals (as described below) may decrease the Highest Daily Annual Income Amount.


KEY FEATURE -- Highest Daily Annual Income Amount under the Highest Daily Lifetime Five Benefit


The initial Highest Daily Annual Income Amount is equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Highest Daily Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Highest Daily Annual Income Amount ("Excess Income"), your Highest Daily Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment.

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Highest Daily Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary after your first withdrawal, we identify the Account Value on the business days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Highest Daily Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Highest Daily Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Highest Daily Annual Income Amount, the charge for Highest Daily Lifetime Five has changed, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature.


The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Highest Daily Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Highest Daily Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Highest Daily Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Highest Daily Annual Income Amount to subsequent Annuity Years.


Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:


  .   The Issue Date is December 1, 2006


  . On May 2, 2007, the client elects Highest Daily Lifetime Five and takes the first withdrawal under the benefit on the same day.


Dollar-for-dollar reductions

On May 2, 2007, the Protected Withdrawal Value is $120,000, resulting in a Highest Daily Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Highest Daily Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Highest Daily Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions


Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Highest Daily Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -- $1,500 - reduces the Highest Daily Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Highest Daily Annual Income Amount).


Here is the calculation:

  Account Value before withdrawal...............................  $110,000.00
  Less amount of "non" excess withdrawal........................ -$  3,500.00
  Account Value immediately before excess withdrawal of $1,500..  $106,500.00
  Excess withdrawal amount......................................  $  1,500.00
  Divided by Account Value immediately before excess withdrawal.  $106,500.00
  Ratio.........................................................         1.41%
  Annual Income Amount..........................................  $  6,000.00
  Less ratio of 1.41%........................................... -$     84.51
  Annual Income Amount for future Annuity Years.................  $  5,915.49

Highest Quarterly Step-Up

On each Annuity Anniversary date, the Highest Daily Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is higher than the Highest Daily Annual Income Amount, also adjusted for excess withdrawals and additional Purchase Payments.

Continuing the same example as above, the Highest Daily Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Highest Daily Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value Adjusted Highest Daily
                                     (adjusted with       Annual Income Amount
                                 withdrawal and Purchase   (5% of the Highest
Date*              Account value       Payments)**          Quarterly Value)
-----              ------------- ----------------------- ----------------------
June 1, 2007......  $118,000.00        $118,000.00             $5,900.00
August 6, 2007....  $120,000.00        $112,885.55             $5,644.28
September 1, 2007.  $112,000.00        $112,885.55             $5,644.28
December 1, 2007..  $119,000.00        $119,000.00             $5,950.00
--------
* In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
   March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Highest Daily Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

  . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Highest Daily Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
  . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Highest Daily Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Highest Daily Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Highest Daily Annual Income Amount is reset to $5,950.00

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Highest Daily Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Highest Daily Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE PROGRAM

  . To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Highest Daily Annual Income Amount and amounts are still payable under the Highest Daily Life Income Benefit, we will make an additional payment, if any, for that Annuity Year equal to the remaining Highest Daily Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Highest Daily Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Highest Daily Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Highest Daily Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

  . If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Highest Daily Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1) apply your Account Value to any Annuity option available; or

       (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Highest Daily Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1) the present value of the future Highest Daily Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

       (2) the Account Value.

  . If no withdrawal was ever taken, we will determine the Protected Withdrawal Value and calculate the Highest Daily Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

  . Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

  . Withdrawals made while the Highest Daily Lifetime Five program is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five program does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

  . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Highest Daily Annual Income Amount in the form of periodic benefit payments. You must allocate your Account Value in accordance with the then available investment option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five benefit.

Election of and Designations under the Program

For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.


Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity. We also offer existing owners (i.e., those who have already acquired their Annuity) the option to elect Highest Daily Lifetime Five after the Issue Date, subject to our eligibility rules and restrictions.


Currently, if you terminate the Highest Daily Lifetime Five benefit, you will
(a) not be permitted to re-elect the benefit and (b) will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination of the Program

You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. We reserve the right to further limit the frequency election in the future. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the designated life
(v) if both the Account Value and Highest Daily Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.


Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).


Asset Transfer Component of Highest Daily Lifetime Five


As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". A list of the Permitted Sub-accounts appears in the application form that you must submit to us in order to elect this benefit. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to that Account.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, based on paying you the projected Highest Daily Annual Income Amount each year for the rest of your life, we produce an estimate of the total amount of our obligation. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up implemented according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Account Value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Liability Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Liability Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued contracts that elect Highest Daily Lifetime Five and existing contracts that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.


While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

  .   Not make any transfer; or


  . If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or


  . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account.

Additional Tax Considerations for Qualified Contracts

If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Highest Daily Annual Income Amount, which will cause us to increase the Highest Daily Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


3. CHANGE WITH RESPECT TO CERTAIN PORTFOLIOS OF AMERICAN SKANDIA TRUST

In the "Investment Options" section of the prospectus, we make the following changes to the chart setting forth a brief description of each variable investment option, to reflect the following subadviser name change with respect to one of the variable investment options:

..   AST Small Cap Value Portfolio. Salomon Brothers Asset Management will change its name to ClearBridge Advisers LLC, effective in December 2006.

In the "Investment Options" section of each prospectus, we revise the investment objectives/policies section, and portfolio advisor/sub-advisor section for two Portfolios to read as follows. These new descriptions reflect the addition of sub-advisors as well as revisions to non-fundamental investment policies:

   AST LSV International Value Portfolio.

                                                                PORTFOLIO
   STYLE/                                                       ADVISOR/
    TYPE            INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISOR
   ------     -------------------------------------------  --------------------
International AST International Value Portfolio (formerly  LSV Asset
   Equity     AST LSV International Value Portfolio):      Management,
              seeks capital growth. The Portfolio          Thornburg Investment
              normally invests at least 80% of the         Management, Inc.
              Portfolio's investable assets (net assets plus borrowings made for investment purposes) in the equity securities of companies in developed countries outside the United States that are represented in the MSCI EAFE Index.



   AST William Blair International Growth Portfolio.



                                                                   PORTFOLIO
   STYLE/                                                          ADVISOR/
    TYPE               INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISOR
   ------     ------------------------------------------------  ---------------
International AST International Growth Portfolio (formerly,AST  Marsico Capital
   Equity     William Blair International Growth Portfolio):    Management LLC,
              seeks long-term capital appreciation. The         William Blair &
              Portfolio invests primarily in equity-related     Company, LLC
              securities of foreign issuers. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies, although it may also invest in companies of all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.



4. WE ADD THE FOLLOWING AS APPENDIX G:

Appendix G

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your Annuity. However, as discussed in the "Living Benefits" section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:
  . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

  . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

  . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

  .   L - the target value as of the current Valuation Day.

  .   r - the target ratio.

  . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

  . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

  .   V - the total value of all Permitted Sub-accounts in the Annuity.

  .   F - the total value of all Benefit Fixed Rate Account allocations.

  . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

  .   T - the amount of a transfer into or out of the Benefit Fixed Rate
      Account.

  . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 5%

Target Value Calculation:

On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

   L = I * Q * a

Transfer Calculation:

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

   Target Ratio r = (L - F) / V.
     . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.
  . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:



T ={Min(V, [L - F - V * C\\t\\] /       T(greater than)0, Money moving from
(1-C\\t\\))}                            the Permitted Sub-accounts to the
                                        Benefit Fixed Rate Account

T ={Min(F, [L - F - V * C\\t\\] /       T(less than)0, Money moving from the
(1-C\\t\\))}                            Benefit Fixed Rate Account to the
                                        Permitted Sub-accounts]



Example:

Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

Target Value Calculation:

L  = I * Q * a

   = 5000.67 * 1 * 15.34

   = 76,710.28

Target Ratio:

r  = (L - F) / V

   = (76,710.28 - 0) / 92,300.00

   = 83.11%

Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.

T  = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

   = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}

   = { Min ( 92,300.00, 14,351.40 )}

   = 14,351.40

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*



       Months
 Years      1     2     3     4     5     6     7     8     9    10    11    12
     1  15.34 15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
     2  14.91 14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
     3  14.47 14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
     4  14.04 14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
     5  13.60 13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
     6  13.15 13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
     7  12.71 12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
     8  12.26 12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
     9  11.82 11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
    10  11.38 11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
    11  10.94 10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
    12  10.50 10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
    13  10.07 10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
    14   9.64  9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
    15   9.22  9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
    16   8.81  8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
    17   8.40  8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
    18   8.00  7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
    19   7.62  7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
    20   7.24  7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
    21   6.88  6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
    22   6.52  6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
    23   6.19  6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
    24   5.86  5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
    25   5.56  5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
    26   5.27  5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
    27   4.99  4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
    28   4.73  4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
    29   4.49  4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
    30   4.26  4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
    31   4.04  4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
    32   3.83  3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
    33   3.62  3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
    34   3.42  3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
    35   3.22  3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
    36   3.02  3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
    37   2.81  2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
    38   2.61  2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
    39   2.40  2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
    40   2.20  2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
    41   2.01  1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

--------

*   The values set forth in this table are applied to all ages.

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                      SUBACCOUNTS
                                                    -------------------------------------------------------------------------------

                                                          AST              AST T. ROWE         AST AMERICAN         AST AMERICAN
                                                   ALLIANCEBERNSTEIN     PRICE LARGE-CAP      CENTURY INCOME      CENTURY STRATEGIC
                                                    GROWTH & INCOME     GROWTH PORTFOLIO    & GROWTH PORTFOLIO   BALANCED PORTFOLIO
                                                   -----------------    ----------------    ------------------   ------------------
ASSETS
 Investment in the portfolios, at value ........     $2,733,461,445       $248,066,482         $382,330,974         $199,851,506
                                                     --------------       ------------         ------------         ------------
 Net Assets ....................................     $2,733,461,445       $248,066,482         $382,330,974         $199,851,506
                                                     ==============       ============         ============         ============

NET ASSETS, representing:
 Accumulation units ............................     $2,733,461,445       $248,066,482         $382,330,974         $199,851,506
                                                     --------------       ------------         ------------         ------------
                                                     $2,733,461,445       $248,066,482         $382,330,974         $199,851,506
                                                     ==============       ============         ============         ============

 Units outstanding .............................        167,796,720         18,693,659           27,143,236           13,906,692
                                                     ==============       ============         ============         ============

 Portfolio shares held .........................        135,252,916         24,130,981           27,948,170           13,985,410
 Portfolio net asset value per share ...........     $        20.21       $      10.28         $      13.68         $      14.29
 Investment in portfolio shares, at cost .......     $2,329,357,337       $192,610,360         $314,617,550         $168,495,048


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                      SUBACCOUNTS
                                                    -------------------------------------------------------------------------------

                                                          AST              AST T. ROWE         AST AMERICAN         AST AMERICAN
                                                   ALLIANCEBERNSTEIN     PRICE LARGE-CAP      CENTURY INCOME      CENTURY STRATEGIC
                                                    GROWTH & INCOME     GROWTH PORTFOLIO    & GROWTH PORTFOLIO   BALANCED PORTFOLIO
                                                   -----------------    ----------------    ------------------   ------------------
INVESTMENT INCOME
 Dividend income ...............................     $   26,469,435       $          0         $  7,030,653         $  3,555,489
                                                     -------------        ------------         ------------         ------------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration ...............................         40,475,924          2,945,761            5,995,873            3,145,422
                                                     -------------        ------------         ------------         ------------

NET INVESTMENT INCOME (LOSS) ...................        (14,006,489)        (2,945,761)           1,034,780              410,067
                                                     -------------        ------------         ------------         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received ..........                  0                  0                    0                    0
 Realized gain (loss) on shares redeemed .......         (3,299,273)        11,280,036           24,760,461            7,128,261
 Net change in unrealized gain (loss) on
  investments ..................................         99,118,533         18,566,883          (14,591,775)          (1,479,247)
                                                     -------------        ------------         ------------         ------------

NET GAIN (LOSS) ON INVESTMENTS .................         95,819,260         29,846,919           10,168,686            5,649,014
                                                     -------------        ------------         ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................     $   81,812,771       $ 26,901,158         $ 11,203,466         $  6,059,081
                                                     =============        ============         ============         ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1

                                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         AST GOLDMAN AST FEDERATED
                    AST COHEN &                        AST DEAM         AST DEAM         AST DEAM        SACHS HIGH    AGGRESSIVE
   AST MONEY        STEERS REAL      AST GLOBAL       LARGE-CAP         SMALL-CAP        SMALL-CAP          YIELD        GROWTH
MARKET PORTFOLIO ESTATE PORTFOLIO    ALLOCATION    VALUE PORTFOLIO  GROWTH PORTFOLIO  VALUE PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------- ----------------   ------------   ---------------  ----------------  ---------------   ------------ -------------

 $1,610,700,235    $399,859,113     $198,585,199     $168,747,170     $249,998,214     $107,011,728     $576,164,976  $531,526,100
 --------------    ------------     ------------     ------------     ------------     ------------     ------------  ------------
 $1,610,700,235    $399,859,113     $198,585,199     $168,747,170     $249,998,214     $107,011,728     $576,164,976  $531,526,100
 ==============    ============     ============     ============     ============     ============     ============  ============


 $1,610,700,235    $399,859,113     $198,585,199     $168,747,170     $249,998,214     $107,011,728     $576,164,976  $531,526,100
 --------------    ------------     ------------     ------------     ------------     ------------     ------------  ------------
 $1,610,700,235    $399,859,113     $198,585,199     $168,747,170     $249,998,214     $107,011,728     $576,164,976  $531,526,100
 ==============    ============     ============     ============     ============     ============     ============  ============

    139,358,491      18,373,743       10,921,390       12,951,926       25,315,162        7,609,139       39,066,844    36,135,866
 ==============    ============     ============     ============     ============     ============     ============  ============

  1,610,700,235      22,489,264       15,810,923       13,499,774       29,832,722        8,954,956       69,501,203    50,815,115
 $         1.00    $      17.78     $      12.56     $      12.50     $       8.38     $      11.95     $       8.29  $      10.46
 $1,610,700,235    $308,376,339     $175,483,282     $139,360,585     $194,967,520     $106,086,148     $583,341,630  $469,479,604




                                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      AST GOLDMAN   AST FEDERATED
                    AST COHEN &                      AST DEAM        AST DEAM         AST DEAM         SACHS HIGH     AGGRESSIVE
   AST MONEY        STEERS REAL    AST GLOBAL       LARGE-CAP        SMALL-CAP        SMALL-CAP          YIELD          GROWTH
MARKET PORTFOLIO ESTATE PORTFOLIO  ALLOCATION    VALUE PORTFOLIO GROWTH PORTFOLIO  VALUE PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------- ---------------- ------------   --------------- ----------------  ---------------   -------------  -------------

 $   50,406,927    $  5,841,524   $  7,294,913     $  1,344,133    $           0    $    154,015     $  48,848,084   $          0
 --------------    ------------   ------------     ------------    -------------    ------------     -------------   ------------



     28,232,384       6,003,045      3,017,183        2,370,332        3,901,249       1,748,802         9,194,457      7,339,363
 --------------    ------------   ------------     ------------    -------------    ------------     -------------   ------------

     22,174,543        (161,521)     4,277,730       (1,026,199)      (3,901,249)     (1,594,787)       39,653,627     (7,339,363)
 --------------    ------------   ------------     ------------    -------------    ------------     -------------   ------------



              0      28,912,256              0                0                0       8,913,649                 0     29,383,220
              0      49,081,661     (5,698,716)       7,629,750       27,654,428       2,819,457       (32,215,860)    10,795,726
              0     (33,851,902)    12,065,574        4,627,535      (30,326,565)    (11,591,426)      (10,199,371)     5,252,587
 --------------    ------------   ------------     ------------    -------------    ------------     -------------   ------------

              0      44,142,015      6,366,858       12,257,285       (2,672,137)        141,680       (42,415,231)    45,431,533
 --------------    ------------   ------------     ------------    -------------    ------------     -------------   ------------


 $   22,174,543    $ 43,980,494   $ 10,644,588     $ 11,231,086    $  (6,573,386)   $ (1,453,107)    $  (2,761,604)  $ 38,092,170
 ==============    ============   ============     ============    =============    ============     =============   ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                   AST GOLDMAN                          AST GOLDMAN
                                                                                      SACHS           AST GOLDMAN       SACHS SMALL
                                             AST MID-CAP      AST SMALL-CAP       CONCENTRATED       SACHS MID-CAP       CAP VALUE
                                           VALUE PORTFOLIO   VALUE PORTFOLIO    GROWTH PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO
                                           ---------------   ---------------    ----------------    ----------------   ------------
ASSETS
 Investment in the portfolios, at value     $156,574,875      $1,038,873,425      $728,589,135        $388,958,201     $248,951,061
                                            ------------      --------------      ------------        ------------     ------------
 Net Assets............................     $156,574,875      $1,038,873,425      $728,589,135        $388,958,201     $248,951,061
                                            ============      ==============      ============        ============     ============

NET ASSETS, representing:
 Accumulation units....................     $156,574,875      $1,038,873,425      $728,589,135        $388,958,201     $248,951,061
                                            ------------      --------------      ------------        ------------     ------------
                                            $156,574,875      $1,038,873,425      $728,589,135        $388,958,201     $248,951,061
                                            ============      ==============      ============        ============     ============

 Units outstanding.....................       12,416,153          60,672,388        33,370,561          52,067,714       11,096,171
                                            ============      ==============      ============        ============     ============

 Portfolio shares held.................       12,397,060          69,074,031        32,789,790          84,190,086       13,435,027
 Portfolio net asset value per share...     $      12.63      $        15.04      $      22.22        $       4.62     $      18.53
 Investment in portfolio shares, at
  cost.................................     $128,987,842      $  971,590,670      $632,493,313        $328,125,765     $208,644,892


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                  SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                   AST GOLDMAN                          AST GOLDMAN
                                                                                      SACHS           AST GOLDMAN       SACHS SMALL
                                             AST MID-CAP      AST SMALL-CAP       CONCENTRATED       SACHS MID-CAP       CAP VALUE
                                           VALUE PORTFOLIO   VALUE PORTFOLIO    GROWTH PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO
                                           ---------------   ---------------    ----------------    ----------------   ------------
INVESTMENT INCOME
 Dividend income.......................     $    729,573      $      755,379      $  4,315,779        $          0     $    921,822
                                            ------------      --------------      ------------        ------------     ------------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration..........        2,618,327          15,707,657        11,293,837           5,643,591        3,818,557
                                            ------------      --------------      ------------        ------------     ------------

NET INVESTMENT INCOME (LOSS)...........       (1,888,754)        (14,952,278)       (6,978,058)         (5,643,591)      (2,896,735)
                                            ------------      --------------      ------------        ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Capital gains distributions received..                0         210,066,100                 0                   0       49,411,354
 Realized gain (loss) on shares
  redeemed.............................       14,910,459          25,154,647       (23,466,567)          9,231,335       12,222,162
 Net change in unrealized gain (loss)
  on investments.......................       (6,977,168)       (173,554,505)       36,074,028           8,773,510      (51,735,363)
                                            ------------      --------------      ------------        ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS.........        7,933,291          61,666,242        12,607,461          18,004,845        9,898,153
                                            ------------      --------------      ------------        ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     $  6,044,537      $   46,713,964      $  5,629,403        $ 12,361,254     $  7,001,418
                                            ============      ==============      ============        ============     ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A3


                                               SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                   AST LORD                                        AST NEUBERGER    AST NEUBERGER
                  ABBETT BOND     AST MARSICO                      & BERMAN MID-    & BERMAN MID-                      AST PIMCO
 AST LARGE-CAP     DEBENTURE     CAPITAL GROWTH        AST MFS       CAP GROWTH       CAP VALUE      AST SMALL CAP      LIMITED
VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO   PORTFOLIO        PORTFOLIO          GROWTH      MATURITY BOND
---------------  ------------    --------------   ---------------- -------------    --------------   -------------  --------------

 $659,996,848    $662,777,288    $2,944,323,928     $549,512,862    $697,197,982    $1,446,831,064    $182,202,664  $1,673,435,025
 ------------    ------------    --------------     ------------    ------------    --------------    ------------  --------------
 $659,996,848    $662,777,288    $2,944,323,928     $549,512,862    $697,197,982    $1,446,831,064    $182,202,664  $1,673,435,025
 ============    ============    ==============     ============    ============    ==============    ============  ==============


 $659,996,848    $662,777,288    $2,944,323,928     $549,512,862    $697,197,982    $1,446,831,064    $182,202,664  $1,673,435,025
 ------------    ------------    --------------     ------------    ------------    --------------    ------------  --------------
 $659,996,848    $662,777,288    $2,944,323,928     $549,512,862    $697,197,982    $1,446,831,064    $182,202,664  $1,673,435,025
 ============    ============    ==============     ============    ============    ==============    ============  ==============

   34,769,059      54,113,090       206,075,734       63,684,303      37,762,308        63,124,177      12,336,754     142,947,781
 ============    ============    ==============     ============    ============    ==============    ============  ==============

   37,563,850      58,497,554       154,314,671       63,971,229      43,170,154        70,749,685      12,759,290     150,759,912
 $      17.57    $      11.33    $        19.08     $       8.59    $      16.15    $        20.45    $      14.28  $        11.10
 $532,498,581    $660,912,603    $2,296,711,413     $453,027,893    $607,085,115    $1,150,649,623    $182,724,187  $1,676,798,950




                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                    AST LORD                                        AST NEUBERGER  AST NEUBERGER
                   ABBETT BOND     AST MARSICO                      & BERMAN MID-  & BERMAN MID-                      AST PIMCO
 AST LARGE-CAP      DEBENTURE     CAPITAL GROWTH     AST MFS         CAP GROWTH      CAP VALUE      AST SMALL CAP      LIMITED
VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO    ROWTH PORTFOLIO      PORTFOLIO      PORTFOLIO          GROWTH      MATURITY BOND
---------------   ------------    -------------- ---------------    -------------   -------------   -------------   -------------

 $  5,636,487     $ 20,361,427    $           0   $     59,085      $          0   $    1,854,919   $           0   $  17,434,414
 ------------     ------------    -------------   ------------      ------------   --------------   -------------   -------------



    9,387,906        9,812,686       42,392,244      8,067,515         5,708,237       21,032,105       2,771,345      24,788,279
 ------------     ------------    -------------   ------------      ------------   --------------   -------------   -------------

   (3,751,419)      10,548,741      (42,392,244)    (8,008,430)       (5,708,237)     (19,177,186)     (2,771,345)     (7,353,865)
 ------------     ------------    -------------   ------------      ------------   --------------   -------------   -------------



            0        5,394,887                0              0                 0      183,956,720               0       7,424,733
    9,529,009        2,244,305       42,394,621       (115,544)       39,893,052       32,776,158       3,667,594      (3,436,120)
   25,054,138      (18,217,889)     148,297,655     32,685,828           544,952      (63,552,881)     (2,299,266)      3,861,120
 ------------     ------------    -------------   ------------      ------------   --------------   -------------   -------------

   34,583,147      (10,578,697)     190,692,276     32,570,284        40,438,004      153,179,997       1,368,328       7,849,733
 ------------     ------------    -------------   ------------      ------------   --------------   -------------   -------------


 $ 30,831,728     $    (29,956)   $ 148,300,032   $ 24,561,854      $ 34,729,767   $  134,002,811   $  (1,403,017)  $     495,868
 ============     ============    =============   ============      ============   ==============   =============   =============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")



STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                                                        AST T. ROWE     AST T. ROWE
                                           AST PIMCO               AST                   AST           PRICE NATURAL    PRICE ASSET
                                          TOTAL RETURN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      RESOURCES      ALLOCATION
                                         BOND PORTFOLIO   CORE VALUE PORTFOLIO    MANAGED INDEX 500      PORTFOLIO       PORTFOLIO
                                         --------------   --------------------    -----------------    -------------   ------------
ASSETS
 Investment in the portfolios, at
  value..............................    $1,607,278,591       $280,083,011           $491,178,671      $380,930,980    $421,751,611
                                         --------------       ------------           ------------      ------------    ------------
 Net Assets..........................    $1,607,278,591       $280,083,011           $491,178,671      $380,930,980    $421,751,611
                                         ==============       ============           ============      ============    ============

NET ASSETS, representing:
 Accumulation units..................    $1,607,278,591       $280,083,011           $491,178,671      $380,930,980    $421,751,611
                                         --------------       ------------           ------------      ------------    ------------
                                         $1,607,278,591       $280,083,011           $491,178,671      $380,930,980    $421,751,611
                                         ==============       ============           ============      ============    ============

 Units outstanding...................       109,302,587         21,260,157             38,737,867        12,695,727      22,882,365
                                         ==============       ============           ============      ============    ============

 Portfolio shares held...............       140,373,676         22,496,627             40,161,788        13,826,896      24,635,024
 Portfolio net asset value per share.    $        11.45       $      12.45           $      12.23      $      27.55    $      17.12
 Investment in portfolio shares, at
  cost...............................    $1,654,321,703       $248,543,200           $446,147,568      $297,898,917    $372,509,844


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                                                        AST T. ROWE     AST T. ROWE
                                           AST PIMCO               AST                   AST           PRICE NATURAL    PRICE ASSET
                                          TOTAL RETURN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      RESOURCES      ALLOCATION
                                         BOND PORTFOLIO   CORE VALUE PORTFOLIO    MANAGED INDEX 500      PORTFOLIO       PORTFOLIO
                                         --------------   --------------------    -----------------    -------------   ------------
INVESTMENT INCOME
 Dividend income.....................    $   61,732,528       $  3,352,554           $  6,615,106      $    692,310    $  7,907,022
                                         --------------       ------------           ------------      ------------    ------------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration........        25,203,428          4,382,244              7,172,255         4,616,773       6,322,024
                                         --------------       ------------           ------------      ------------    ------------

NET INVESTMENT INCOME (LOSS).........        36,529,100         (1,029,690)              (557,149)       (3,924,463)      1,584,998
                                         --------------       ------------           ------------      ------------    ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received        54,499,639          6,812,721                      0        20,622,862       3,367,775
 Realized gain (loss) on shares
  redeemed...........................         9,793,150         14,696,793             42,272,459        34,829,184      (4,789,737)
 Net change in unrealized gain (loss)
  on investments.....................       (86,919,792)       (10,378,742)           (36,272,200)       23,337,248      13,044,523
                                         --------------       ------------           ------------      ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS.......       (22,627,003)        11,130,772              6,000,259        78,789,294      11,622,561
                                         --------------       ------------           ------------      ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    $   13,902,097       $ 10,101,082           $  5,443,110      $ 74,864,831    $ 13,207,559
                                         ==============       ============           ============      ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A5


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                  AST WILLIAM BLAIR                      AST CAPITAL AST BALANCED
   AST LSV                      AST JP MORGAN       AST T. ROWE     INTERNATIONAL     AST AGGRESSIVE    GROWTH ASSET     ASSET
INTERNATIONAL  AST MFS GLOBAL   INTERNATIONAL      PRICE GLOBAL         GROWTH       ASSET ALLOCATION    ALLOCATION   ALLOCATION
    VALUE     EQUITY PORTFOLIO EQUITY PORTFOLIO   BOND PORTFOLIO      PORTFOLIO         PORTFOLIO         PORTFOLIO    PORTFOLIO
------------- ---------------- ----------------   --------------  -----------------  ----------------   ------------ ------------


$187,615,479    $148,906,623     $460,658,894      $514,830,366     $1,709,820,900     $34,084,031      $218,657,415  $190,659,108
------------    ------------     ------------      ------------     --------------     -----------      ------------  ------------
$187,615,479    $148,906,623     $460,658,894      $514,830,366     $1,709,820,900     $34,084,031      $218,657,415  $190,659,108
============    ============     ============      ============     ==============     ===========      ============  ============


$187,615,479    $148,906,623     $460,658,894      $514,830,366     $1,709,820,900     $34,084,031      $218,657,415  $190,659,108
------------    ------------     ------------      ------------     --------------     -----------      ------------  ------------
$187,615,479    $148,906,623     $460,658,894      $514,830,366     $1,709,820,900     $34,084,031      $218,657,415  $190,659,108
============    ============     ============      ============     ==============     ===========      ============  ============

  12,494,641      11,542,613       22,661,386        41,855,611         98,133,364       3,409,311        21,855,191    19,037,082
============    ============     ============      ============     ==============     ===========      ============  ============

  12,574,764      11,472,005       22,918,353        46,049,228        123,452,773       3,404,998        21,822,097    18,989,951
$      14.92    $      12.98     $      20.10      $      11.18     $        13.85     $     10.01      $      10.02  $      10.04
$144,533,243    $124,429,066     $358,346,194      $532,096,836     $1,319,849,272     $34,179,733      $219,048,944  $190,928,986




                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    AST WILLIAM BLAIR                     AST CAPITAL  AST BALANCED
   AST LSV                      AST JP MORGAN       AST T. ROWE       INTERNATIONAL    AST AGGRESSIVE    GROWTH ASSET      ASSET
INTERNATIONAL  AST MFS GLOBAL   INTERNATIONAL      PRICE GLOBAL           GROWTH      ASSET ALLOCATION    ALLOCATION    ALLOCATION
    VALUE     EQUITY PORTFOLIO EQUITY PORTFOLIO   BOND PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO     PORTFOLIO
------------- ---------------- ----------------   --------------    ----------------- ----------------   ------------  ------------

$  2,721,340    $    456,508     $  4,369,011      $  13,842,532      $  13,980,754      $        0       $         0  $          0
------------    ------------     ------------      -------------      -------------      ----------       -----------  ------------



   2,692,852       2,556,323        6,202,395          7,285,806         23,696,918          19,164           136,368       116,987
------------    ------------     ------------      -------------      -------------      ----------       -----------  ------------

      28,488      (2,099,815)      (1,833,384)         6,556,726         (9,716,164)        (19,164)         (136,368)     (116,987)
------------    ------------     ------------      -------------      -------------      ----------       -----------  ------------



           0               0                0            513,747                  0               0                 0             0
  20,867,926      20,824,668       26,136,250            316,640         68,489,295          15,424                 0             0
    (812,135)     (9,541,217)      14,921,322        (34,166,441)       163,574,304         (95,702)         (391,529)     (269,878)
------------    ------------     ------------      -------------      -------------      ----------       -----------  ------------

  20,055,791      11,283,451       41,057,572        (33,336,054)       232,063,599         (80,278)         (391,529)     (269,878)
------------    ------------     ------------      -------------      -------------      ----------       -----------  ------------


$ 20,084,279    $  9,183,636     $ 39,224,188      $ (26,779,328)     $ 222,347,435      $  (99,442)      $  (527,897) $   (386,865)
============    ============     ============      =============      =============      ==========       ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005

                                                                                         SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                             AST             AST
                                                         CONSERVATIVE   PRESERVATION
                                                            ASSET           ASSET
                                                          ALLOCATION     ALLOCATION     DAVIS VALUE    EVERGREEN VA    EVERGREEN VA
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO     BALANCED FUND    GROWTH FUND
                                                         ------------   ------------    -----------    -------------   ------------
ASSETS
 Investment in the portfolios, at value..............    $41,665,157     $11,156,294    $10,161,660     $6,790,505      $46,001,693
                                                         -----------     -----------    -----------     ----------      -----------
 Net Assets..........................................    $41,665,157     $11,156,294    $10,161,660     $6,790,505      $46,001,693
                                                         ===========     ===========    ===========     ==========      ===========

NET ASSETS, representing:
 Accumulation units..................................    $41,665,157     $11,156,294    $10,161,660     $6,790,505      $46,001,693
                                                         -----------     -----------    -----------     ----------      -----------
                                                         $41,665,157     $11,156,294    $10,161,660     $6,790,505      $46,001,693
                                                         ===========     ===========    ===========     ==========      ===========

 Units outstanding...................................      4,156,115       1,111,640        911,967        704,369        4,018,842
                                                         ===========     ===========    ===========     ==========      ===========

 Portfolio shares held...............................      4,149,916       1,108,976        795,744        480,574        3,129,367
 Portfolio net asset value per share.................    $     10.04     $     10.06    $     12.77     $    14.13      $     14.70
 Investment in portfolio shares, at cost.............    $41,689,825     $11,147,035    $ 8,209,634     $6,530,853      $39,646,684


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                         SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                             AST             AST
                                                         CONSERVATIVE   PRESERVATION
                                                            ASSET           ASSET
                                                          ALLOCATION     ALLOCATION     DAVIS VALUE    EVERGREEN VA    EVERGREEN VA
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO     BALANCED FUND    GROWTH FUND
                                                         ------------   ------------    -----------    -------------   ------------
INVESTMENT INCOME
 Dividend income.....................................    $         0     $        0     $    97,135     $  165,942      $         0
                                                         -----------     ----------     -----------     ----------      -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration.......         24,701          7,280         125,266        100,074          482,464
                                                         -----------     ----------     -----------     ----------      -----------

NET INVESTMENT INCOME (LOSS).........................        (24,701)        (7,280)        (28,131)        65,868         (482,464)
                                                         -----------     ----------     -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received................              0              0               0              0                0
 Realized gain (loss) on shares redeemed.............              0              0         101,598       (150,247)         700,685
 Net change in unrealized gain (loss) on investments.        (24,668)         9,259         640,548        340,955        6,355,009
                                                         -----------     ----------     -----------     ----------      -----------

NET GAIN (LOSS) ON INVESTMENTS.......................        (24,668)         9,259         742,146        190,708        7,055,694
                                                         -----------     ----------     -----------     ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................    $   (49,369)    $    1,979     $   714,015     $  256,576      $ 6,573,230
                                                         ===========     ==========     ===========     ==========      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7


                                     SUBACCOUNTS (CONTINUED)
 -----------------------------------------------------------------------------------------------


 EVERGREEN VA     EVERGREEN VA                     EVERGREEN VA     EVERGREEN VA
INTERNATIONAL     FUNDAMENTAL     EVERGREEN VA    SPECIAL VALUES     STRATEGIC     COLUMBIA HIGH
 EQUITY FUND     LARGE CAP FUND    OMEGA FUND          FUND         INCOME FUND       YIELD VS
-------------    --------------   ------------    --------------    ------------   -------------

 $ 64,078,351     $ 9,286,192     $ 28,491,311      $ 7,894,323     $ 6,740,103      $ 627,529
 ------------     -----------     ------------      -----------     -----------      ---------
 $ 64,078,351     $ 9,286,192     $ 28,491,311      $ 7,894,323     $ 6,740,103      $ 627,529
 ============     ===========     ============      ===========     ===========      =========


 $ 64,078,351     $ 9,286,192     $ 28,491,311      $ 7,894,323     $ 6,740,103      $ 627,529
 ------------     -----------     ------------      -----------     -----------      ---------
 $ 64,078,351     $ 9,286,192     $ 28,491,311      $ 7,894,323     $ 6,740,103      $ 627,529
 ============     ===========     ============      ===========     ===========      =========

    4,304,433         765,339        3,270,392          393,403         479,922         44,187
 ============     ===========     ============      ===========     ===========      =========

    4,477,872         519,072        1,696,921          489,419         668,661         64,099
 $      14.31     $     17.89     $      16.79      $     16.13     $     10.08      $    9.79
 $ 56,101,178     $ 8,000,380     $ 25,991,370      $ 6,985,966     $ 6,843,575      $ 605,403



                                     SUBACCOUNTS (CONTINUED)
 -----------------------------------------------------------------------------------------------


 EVERGREEN VA     EVERGREEN VA                     EVERGREEN VA     EVERGREEN VA
INTERNATIONAL     FUNDAMENTAL     EVERGREEN VA    SPECIAL VALUES     STRATEGIC     COLUMBIA HIGH
 EQUITY FUND     LARGE CAP FUND    OMEGA FUND          FUND         INCOME FUND       YIELD VS
-------------    --------------   ------------    --------------    ------------   -------------

 $  1,335,448      $   84,631      $    69,322      $   73,022      $   335,995      $       0
 ------------      ----------      -----------      ----------      -----------      ---------



      665,127         116,748          501,888          95,216           95,340          8,373
 ------------      ----------      -----------      ----------      -----------      ---------

      670,321         (32,117)        (432,566)        (22,194)         240,655         (8,373)
 ------------      ----------      -----------      ----------      -----------      ---------



            0               0                0         723,932           58,718              0
    2,255,414         172,150          658,341         245,005          151,166         24,533
    3,845,294         617,076          (40,316)       (343,042)        (594,195)        (7,497)
 ------------      ----------      -----------      ----------      -----------      ---------

    6,100,708         789,226          618,025         625,895         (384,311)        17,036
 ------------      ----------      -----------      ----------      -----------      ---------


 $  6,771,029      $  757,109      $   185,459      $  603,701      $  (143,656)     $   8,663
 ============      ==========      ===========      ==========      ===========      =========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005


                                                                             SUBACCOUNTS
                                                                     -----------------------------

                                                                                     LIBERTY SMALL
                                                                     LIBERTY MONEY      COMPANY
                                                                       MARKET VS       GROWTH VS
                                                                     -------------   -------------
ASSETS
 Investment in the portfolios, at value .......................      $  3,258,766     $ 1,386,322
                                                                     ------------     -----------
 Net Assets ...................................................      $  3,258,766     $ 1,386,322
                                                                     ============     ===========

NET ASSETS, representing:
 Accumulation units ...........................................      $  3,258,766     $ 1,386,322
                                                                     ------------     -----------
                                                                     $  3,258,766     $ 1,386,322
                                                                     ============     ===========

 Units outstanding ............................................           320,640          82,198
                                                                     ============     ===========

 Portfolio shares held ........................................         3,258,766         121,928
 Portfolio net asset value per share ..........................      $       1.00     $     11.37
 Investment in portfolio shares, at cost ......................      $  3,258,766     $   922,653


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                            SUBACCOUNTS
                                                                  -------------------------------

                                                                                   LIBERTY SMALL
                                                                   LIBERTY MONEY      COMPANY
                                                                     MARKET VS       GROWTH VS
                                                                   -------------   -------------
INVESTMENT INCOME
 Dividend income ..............................................    $    103,527     $        101
                                                                   ------------     ------------

EXPENSES
 Charges to contract owners for assuming mortality risk and
  expense risk and for administration .........................          35,129           15,830
                                                                   ------------     ------------

NET INVESTMENT INCOME (LOSS) ..................................          68,398          (15,729)
                                                                   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Capital gains distributions received .........................               0                0
 Realized gain (loss) on shares redeemed ......................               0          229,917
 Net change in unrealized gain (loss) on investments ..........               0         (214,507)
                                                                   ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS ................................               0           15,410
                                                                   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................    $     68,398     $       (319)
                                                                   ============     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL SP
COLUMBIA LARGE    WILLIAM BLAIR      GARTMORE GVIT                        FIRST TRUST 10                       FIRST TRUST
  CAP GROWTH      INTERNATIONAL        DEVELOPING      FIRST TRUST THE       UNCOMMON        FIRST TRUST        FINANCAL
   STOCK VS           GROWTH            MARKETS         DOW TARGET 10         VALUES        ENERGY SECTOR       SERVICES
--------------   ---------------    ----------------   ---------------    --------------    --------------   --------------

$   14,237,528   $    32,671,503    $    293,345,146    $   11,614,442    $    7,001,549    $    4,661,042   $    3,598,531
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------
$   14,237,528   $    32,671,503    $    293,345,146    $   11,614,442    $    7,001,549    $    4,661,042   $    3,598,531
==============   ===============    ================    ==============    ==============    ==============   ==============


$   14,237,528   $    32,671,503    $    293,345,146    $   11,614,442    $    7,001,549    $    4,661,042   $    3,598,531
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------
$   14,237,528   $    32,671,503    $    293,345,146    $   11,614,442    $    7,001,549    $    4,661,042   $    3,598,531
==============   ===============    ================    ==============    ==============    ==============   ==============

     1,359,332         2,708,809          17,520,729         1,226,145         1,468,037           177,562          230,880
==============   ===============    ================    ==============    ==============    ==============   ==============

       575,254         4,327,351          22,495,793         1,381,028         1,338,728           166,704          216,779
$        24.75   $          7.55    $          13.04    $         8.41    $         5.23    $        27.96   $        16.60
$   13,649,189   $    29,232,895    $    260,976,550    $   11,675,857    $    6,258,477    $    2,550,660   $    2,615,941



                                                 SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL SP
COLUMBIA LARGE    WILLIAM BLAIR      GARTMORE GVIT                        FIRST TRUST 10                       FIRST TRUST
  CAP GROWTH      INTERNATIONAL        DEVELOPING      FIRST TRUST THE       UNCOMMON        FIRST TRUST        FINANCAL
   STOCK VS           GROWTH            MARKETS         DOW TARGET 10         VALUES        ENERGY SECTOR       SERVICES
--------------   ---------------    ----------------   ---------------    --------------    --------------   --------------

$      104,377   $       128,870    $      1,137,348    $            0    $            0    $            0   $            0
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------



       130,642           361,384           3,211,789           210,152           108,033            44,228           40,249
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------

       (26,265)         (232,514)         (2,074,441)         (210,152)         (108,033)          (44,228)         (40,249)
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------



             0           953,032          27,739,532                 0                 0                 0                0
       (45,233)          421,205          12,988,775           772,473           845,818           760,947          314,693
       588,339         2,579,043          14,343,616        (1,079,574)         (828,804)          877,502          (68,448)
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------

       543,106         3,953,280          55,071,923          (307,101)           17,014         1,638,449          246,245
--------------   ---------------    ----------------    --------------    --------------    --------------   --------------


$      516,841   $     3,720,766    $     52,997,482    $     (517,253)   $      (91,019)   $    1,594,221   $      205,996
==============   ===============    ================    ==============    ==============    ==============   ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                     SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 FIRST TRUST                  FIRST TRUST GLOBAL     FIRST TRUST
                                                 PHARMHEALTH   FIRST TRUST      DIVIDEND TARGET     NASDAQ TARGET   FIRST TRUST S&P
                                                   SECTOR       TECHNOLOGY            15                 15            TARGET 24
                                                 -----------   -----------    ------------------    -------------   ---------------
ASSETS
 Investment in the portfolios, at value......    $3,061,912     $1,532,286        $36,799,758        $6,552,091       $18,042,093
                                                 ----------     ----------        -----------        ----------       -----------
 Net Assets..................................    $3,061,912     $1,532,286        $36,799,758        $6,552,091       $18,042,093
                                                 ==========     ==========        ===========        ==========       ===========

NET ASSETS, representing:
 Accumulation units..........................    $3,061,912     $1,532,286        $36,799,758        $6,552,091       $18,042,093
                                                 ----------     ----------        -----------        ----------       -----------
                                                 $3,061,912     $1,532,286        $36,799,758        $6,552,091       $18,042,093
                                                 ==========     ==========        ===========        ==========       ===========

 Units outstanding...........................       282,129        308,467          2,795,376           673,491         1,715,684
                                                 ==========     ==========        ===========        ==========       ===========

 Portfolio shares held.......................       267,650        289,657          2,409,938           701,508         2,000,232
 Portfolio net asset value per share.........    $    11.44     $     5.29        $     15.27        $     9.34       $      9.02
 Investment in portfolio shares, at cost.....    $2,564,207     $1,230,374        $33,817,124        $6,083,025       $16,857,960


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                     SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 FIRST TRUST                  FIRST TRUST GLOBAL     FIRST TRUST
                                                 PHARMHEALTH   FIRST TRUST      DIVIDEND TARGET     NASDAQ TARGET   FIRST TRUST S&P
                                                   SECTOR       TECHNOLOGY            15                 15            TARGET 24
                                                 -----------   -----------    ------------------    -------------   ---------------
INVESTMENT INCOME
 Dividend income.............................    $        0     $        0        $         0        $        0       $          0
                                                 ----------     ----------        -----------        ----------       ------------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration.............................        32,837         15,594            436,749            75,722            245,369
                                                 ----------     ----------        -----------        ----------       ------------

NET INVESTMENT INCOME (LOSS).................       (32,837)       (15,594)          (436,749)          (75,722)          (245,369)
                                                 ----------     ----------        -----------        ----------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received........             0              0                  0                 0                  0
 Realized gain (loss) on shares redeemed.....       (52,507)       (45,034)         2,818,626            28,498            905,218
 Net change in unrealized gain (loss) on
  investments................................       382,205        118,080            351,376            56,457           (154,144)
                                                 ----------     ----------        -----------        ----------       ------------

NET GAIN (LOSS) ON INVESTMENTS...............       329,698         73,046          3,170,002            84,955            751,074
                                                 ----------     ----------        -----------        ----------       ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................    $  296,861     $   57,452        $ 2,733,253        $    9,233       $    505,705
                                                 ==========     ==========        ===========        ==========       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A11


                                                       SUBACCOUNTS (CONTINUED)
 --------------------------------------------------------------------------------------------------------------------------------
                  FIRST TRUST
  FIRST TRUST     VALUE LINE     FIRST TRUST DOW    PROFUND VP      PROFUND VP      PROFUND VP      PROFUND VP       PROFUND VP
  MANAGED VIP      TARGET 25     TARGET DIVIDEND      ASIA 30          BANKS           BEAR       BIOTECHNOLOGY   BASIC MATERIALS
 -------------   ------------    ---------------   ------------    ------------    ------------   -------------   ---------------

 $ 182,872,537   $ 54,044,572     $ 58,423,624     $ 68,490,166    $ 11,871,816    $ 48,453,659    $ 25,003,020     $ 34,113,888
 -------------   ------------     ------------     ------------    ------------    ------------    ------------     ------------
 $ 182,872,537   $ 54,044,572     $ 58,423,624     $ 68,490,166    $ 11,871,816    $ 48,453,659    $ 25,003,020     $ 34,113,888
 =============   ============     ============     ============    ============    ============    ============     ============


 $ 182,872,537   $ 54,044,572     $ 58,423,624     $ 68,490,166    $ 11,871,816    $ 48,453,659    $ 25,003,020     $ 34,113,888
 -------------   ------------     ------------     ------------    ------------    ------------    ------------     ------------
 $ 182,872,537   $ 54,044,572     $ 58,423,624     $ 68,490,166    $ 11,871,816    $ 48,453,659    $ 25,003,020     $ 34,113,888
 =============   ============     ============     ============    ============    ============    ============     ============

    15,095,695      4,713,454        5,988,499        4,504,345         974,635       6,309,273       2,502,807        2,618,695
 =============   ============     ============     ============    ============    ============    ============     ============

    17,399,861     11,120,282        5,919,313        1,540,143         392,327       1,716,997       1,150,622          987,377
 $       10.51   $       4.86     $       9.87     $      44.47    $      30.26    $      28.22    $      21.73     $      34.55
 $ 163,428,884   $ 48,622,943     $ 61,931,239     $ 67,097,108    $ 11,892,305    $ 48,790,199    $ 25,309,861     $ 33,691,124





                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                 FIRST TRUST
 FIRST TRUST     VALUE LINE     FIRST TRUST DOW    PROFUND VP      PROFUND VP      PROFUND VP       PROFUND VP       PROFUND VP
 MANAGED VIP      TARGET 25     TARGET DIVIDEND      ASIA 30          BANKS           BEAR        BIOTECHNOLOGY   BASIC MATERIALS
-------------   ------------    ---------------   ------------    ------------    -------------   -------------   ---------------

$           0   $          0     $          0     $    134,889    $    218,031    $           0    $         0      $     13,386
-------------   ------------     ------------     ------------    ------------    -------------    -----------      ------------



    2,486,733        538,543          395,819          700,039         133,412        1,036,520        296,370           361,265
-------------   ------------     ------------     ------------    ------------    -------------    -----------      ------------

   (2,486,733)      (538,543)        (395,819)        (565,150)         84,619       (1,036,520)      (296,370)         (347,879)
-------------   ------------     ------------     ------------    ------------    -------------    -----------      ------------



            0              0                0                0         907,240                0      1,389,747         1,072,799
    7,315,043      4,548,316          (34,454)       5,109,313      (1,309,841)      (2,160,666)     1,914,374        (2,839,888)
    3,732,105      2,131,436       (3,507,615)       1,190,840        (159,120)         371,651       (679,884)          233,610
-------------   ------------     ------------     ------------    ------------    -------------    -----------      ------------

   11,047,148      6,679,752       (3,542,069)       6,300,153        (561,721)      (1,789,015)     2,624,237        (1,533,479)
-------------   ------------     ------------     ------------    ------------    -------------    -----------      ------------


$   8,560,415   $  6,141,209     $ (3,937,888)    $  5,735,003    $   (477,102)   $  (2,825,535)   $ 2,327,867      $ (1,881,358)
=============   ============     ============     ============    ============    =============    ===========      ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                        SUBACCOUNTS
                                                        ---------------------------------------------------------------------------

                                                                                      PROFUND VP      PROFUND VP
                                                        PROFUND VP     PROFUND VP      CONSUMER     CONSUMER GOODS   PROFUND VP OIL
                                                         ULTRABULL        BULL         SERVICES       PORTFOLIO           & GAS
                                                        -----------   ------------    ----------    --------------   --------------
ASSETS
 Investment in the portfolios, at value.............    $41,431,102   $222,567,923    $3,521,035      $6,912,638      $148,185,643
                                                        -----------   ------------    ----------      ----------      ------------
 Net Assets.........................................    $41,431,102   $222,567,923    $3,521,035      $6,912,638      $148,185,643
                                                        ===========   ============    ==========      ==========      ============

NET ASSETS, representing:
 Accumulation units.................................    $41,431,102   $222,567,923    $3,521,035      $6,912,638      $148,185,643
                                                        -----------   ------------    ----------      ----------      ------------
                                                        $41,431,102   $222,567,923    $3,521,035      $6,912,638      $148,185,643
                                                        ===========   ============    ==========      ==========      ============

 Units outstanding..................................      4,472,352     20,271,654       348,500         630,384         8,943,170
                                                        ===========   ============    ==========      ==========      ============

 Portfolio shares held..............................      2,006,349      7,872,937       123,156         232,358         3,151,545
 Portfolio net asset value per share................    $     20.65   $      28.27    $    28.59      $    29.75      $      47.02
 Investment in portfolio shares, at cost............    $41,871,964   $222,080,068    $3,559,806      $6,952,436      $150,813,582


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                        SUBACCOUNTS
                                                        ---------------------------------------------------------------------------

                                                                                      PROFUND VP      PROFUND VP
                                                        PROFUND VP     PROFUND VP      CONSUMER     CONSUMER GOODS   PROFUND VP OIL
                                                         ULTRABULL        BULL         SERVICES       PORTFOLIO           & GAS
                                                        -----------   ------------    ----------    --------------   --------------
INVESTMENT INCOME
 Dividend income....................................    $    76,793   $    431,243    $        0      $  35,189       $          0
                                                        -----------   ------------    ----------      ---------       ------------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration......        896,703      2,545,014        87,227        162,748          2,365,793
                                                        -----------   ------------    ----------      ---------       ------------

NET INVESTMENT INCOME (LOSS)........................       (819,910)    (2,113,771)      (87,227)      (127,559)        (2,365,793)
                                                        -----------   ------------    ----------      ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received...............      8,630,060              0             0              0          4,519,817
 Realized gain (loss) on shares redeemed............     (4,271,569)    11,768,920      (396,622)       230,820         34,308,658
 Net change in unrealized gain (loss) on investments     (2,249,305)   (10,142,481)     (135,384)      (170,103)        (5,763,703)
                                                        -----------   ------------    ----------      ---------       ------------

NET GAIN (LOSS) ON INVESTMENTS......................      2,109,186      1,626,439      (532,006)        60,717         33,064,772
                                                        -----------   ------------    ----------      ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $ 1,289,276   $   (487,332)   $ (619,233)     $ (66,842)      $ 30,698,979
                                                        ===========   ============    ==========      =========       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13


                                              SUBACCOUNTS (CONTINUED)
 -----------------------------------------------------------------------------------------------------------------
                              PROFUND VP
                                 U.S.
 PROFUND VP    PROFUND VP     GOVERNMENT    PROFUND VP     PROFUND VP     PROFUND VP    PROFUND VP     PROFUND VP
 EUROPE 30     FINANCIALS        PLUS       HEALTH CARE    HIGH YIELD    INDUSTRIALS     INTERNET         JAPAN
-----------    -----------   -----------    -----------   -----------    -----------    -----------   ------------

$81,338,729    $31,418,943   $89,133,024    $53,878,623   $35,001,312    $10,101,816    $25,339,239   $129,124,321
-----------    -----------   -----------    -----------   -----------    -----------    -----------   ------------
$81,338,729    $31,418,943   $89,133,024    $53,878,623   $35,001,312    $10,101,816    $25,339,239   $129,124,321
===========    ===========   ===========    ===========   ===========    ===========    ===========   ============


$81,338,729    $31,418,943   $89,133,024    $53,878,623   $35,001,312    $10,101,816    $25,339,239   $129,124,321
-----------    -----------   -----------    -----------   -----------    -----------    -----------   ------------
$81,338,729    $31,418,943   $89,133,024    $53,878,623   $35,001,312    $10,101,816    $25,339,239   $129,124,321
===========    ===========   ===========    ===========   ===========    ===========    ===========   ============

  7,480,817      2,568,147     7,185,063      5,510,838     3,307,694        828,032      1,329,255      9,015,574
===========    ===========   ===========    ===========   ===========    ===========    ===========   ============

  2,909,110        901,807     2,721,619      1,923,550     1,131,264        301,187        434,263      3,298,195
$     27.96    $     34.84   $     32.75    $     28.01   $     30.94    $     33.54    $     58.35   $      39.15
$79,849,213    $30,871,466   $87,273,564    $53,695,059   $35,223,379    $10,092,091    $25,522,573   $112,587,490





                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                              PROFUND VP
                                 U.S.
 PROFUND VP    PROFUND VP     GOVERNMENT    PROFUND VP    PROFUND VP     PROFUND VP    PROFUND VP     PROFUND VP
 EUROPE 30     FINANCIALS        PLUS       HEALTH CARE   HIGH YIELD    INDUSTRIALS     INTERNET         JAPAN
-----------    -----------   -----------    -----------   ----------    -----------    -----------   ------------

$   103,542    $   148,383   $ 1,381,680    $         0   $  779,090    $         0    $         0   $          0
-----------    -----------   -----------    -----------   ----------    -----------    -----------   ------------



  1,148,251        334,185       904,375        723,406      201,708        137,301        230,651        621,760
-----------    -----------   -----------    -----------   ----------    -----------    -----------   ------------

 (1,044,709)      (185,802)      477,305       (723,406)     577,382       (137,301)      (230,651)      (621,760)
-----------    -----------   -----------    -----------   ----------    -----------    -----------   ------------



  7,516,995              0             0              0            0         98,469              0              0
    964,845        573,565      (504,542)     3,438,617     (124,018)      (151,523)       834,371      5,928,597
 (5,522,457)        93,689     1,677,960     (1,153,673)    (222,067)       (36,161)    (1,290,327)    15,848,292
-----------    -----------   -----------    -----------   ----------    -----------    -----------   ------------

  2,959,383        667,254     1,173,418      2,284,944     (346,085)       (89,215)      (455,956)    21,776,889
-----------    -----------   -----------    -----------   ----------    -----------    -----------   ------------


$ 1,914,674    $   481,452   $ 1,650,723    $ 1,561,538   $  231,297    $  (226,516)   $  (686,607)  $ 21,155,129
===========    ===========   ===========    ===========   ==========    ===========    ===========   ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------

                                                PROFUND VP      PROFUND VP MID-    PROFUND VP MID-      PROFUND VP       PROFUND VP
                                              PRECIOUS METALS      CAP GROWTH         CAP VALUE       PHARMACEUTICALS   REAL ESTATE
                                              ---------------   ---------------    ---------------    ---------------   -----------
ASSETS
 Investment in the portfolios, at value...     $113,120,111       $155,725,921       $99,111,085        $10,782,787     $34,432,299
                                               ------------       ------------       -----------        -----------     -----------
 Net Assets...............................     $113,120,111       $155,725,921       $99,111,085        $10,782,787     $34,432,299
                                               ============       ============       ===========        ===========     ===========

NET ASSETS, representing:
 Accumulation units.......................     $113,120,111       $155,725,921       $99,111,085        $10,782,787     $34,432,299
                                               ------------       ------------       -----------        -----------     -----------
                                               $113,120,111       $155,725,921       $99,111,085        $10,782,787     $34,432,299
                                               ============       ============       ===========        ===========     ===========

 Units outstanding........................        7,463,733         12,851,561         7,506,708          1,377,678       1,948,512
                                               ============       ============       ===========        ===========     ===========

 Portfolio shares held....................        2,748,970          4,469,745         2,853,760            477,960         657,607
 Portfolio net asset value per share......     $      41.15       $      34.84       $     34.73        $     22.56     $     52.36
 Investment in portfolio shares, at cost..     $101,270,260       $154,829,093       $98,516,908        $10,608,380     $35,406,263


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------

                                                PROFUND VP      PROFUND VP MID-    PROFUND VP MID-      PROFUND VP       PROFUND VP
                                              PRECIOUS METALS      CAP GROWTH         CAP VALUE       PHARMACEUTICALS   REAL ESTATE
                                              ---------------   ---------------    ---------------    ---------------   -----------

INVESTMENT INCOME
 Dividend income..........................     $          0       $          0       $         0       $     35,026     $ 1,109,730
                                               ------------       ------------       -----------       ------------     -----------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration..........................          999,501          1,244,134         1,835,913            192,359         855,551
                                               ------------       ------------       -----------       ------------     -----------

NET INVESTMENT INCOME (LOSS)..............         (999,501)        (1,244,134)       (1,835,913)          (157,333)        254,179
                                               ------------       ------------       -----------       ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received.....                0          2,197,929         7,747,653                  0               0
 Realized gain (loss) on shares redeemed..         (446,755)         3,361,916         5,552,023         (1,122,276)      4,146,178
 Net change in unrealized gain (loss) on
  investments.............................       17,308,039         (1,136,424)       (4,565,195)           118,313      (3,088,873)
                                               ------------       ------------       -----------       ------------     -----------

NET GAIN (LOSS) ON INVESTMENTS............       16,861,284          4,423,421         8,734,481         (1,003,963)      1,057,305
                                               ------------       ------------       -----------       ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............     $ 15,861,783       $  3,179,287       $ 6,898,568       $ (1,161,296)    $ 1,311,484
                                               ============       ============       ===========       ============     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15


                                                  SUBACCOUNTS (CONTINUED)
  -----------------------------------------------------------------------------------------------------------------------
  PROFUND VP                                     PROFUND VP                                     PROFUND VP     PROFUND VP
 RISING RATES    PROFUND VP      PROFUND VP      SMALL-CAP       PROFUND VP      PROFUND VP    SHORT SMALL-    SMALL-CAP
  OPPORTUNITY        OTC       SEMICONDUCTOR       GROWTH      SHORT MID-CAP     SHORT OTC         CAP           VALUE
 ------------    -----------   -------------    ------------   -------------    -----------    ------------   -----------

  $72,022,784    $89,367,072    $13,684,790     $184,752,711     $4,080,253     $31,249,234    $  6,654,237   $61,211,911
  -----------    -----------    -----------     ------------     ----------     -----------    ------------   -----------
  $72,022,784    $89,367,072    $13,684,790     $184,752,711     $4,080,253     $31,249,234    $  6,654,237   $61,211,911
  ===========    ===========    ===========     ============     ==========     ===========    ============   ===========


  $72,022,784    $89,367,072    $13,684,790     $184,752,711     $4,080,253     $31,249,234    $  6,654,237   $61,211,911
  -----------    -----------    -----------     ------------     ----------     -----------    ------------   -----------
  $72,022,784    $89,367,072    $13,684,790     $184,752,711     $4,080,253     $31,249,234    $  6,654,237   $61,211,911
  ===========    ===========    ===========     ============     ==========     ===========    ============   ===========

   11,308,697     11,466,225      1,777,840       13,796,968        471,870       5,301,419         726,430     4,739,545
  ===========    ===========    ===========     ============     ==========     ===========    ============   ===========

    3,764,913      5,953,836        616,988        4,761,668        154,614       1,683,687         400,375     1,861,676
  $     19.13    $     15.01    $     22.18     $      38.80     $    26.39     $     18.56    $      16.62   $     32.88
  $73,763,058    $89,670,292    $14,310,536     $182,953,441     $4,078,417     $30,384,618    $  6,621,355   $60,718,388





                                                   SUBACCOUNTS (CONTINUED)
  -----------------------------------------------------------------------------------------------------------------------
  PROFUND VP                                     PROFUND VP                                    PROFUND VP     PROFUND VP
 RISING RATES     PROFUND VP      PROFUND VP      SMALL-CAP      PROFUND VP     PROFUND VP    SHORT SMALL-     SMALL-CAP
  OPPORTUNITY        OTC        SEMICONDUCTOR      GROWTH      SHORT MID-CAP     SHORT OTC         CAP           VALUE
 ------------    ------------   -------------    -----------   -------------    -----------   ------------    -----------


 $          0    $          0     $        0     $         0     $      118     $         0    $         0    $         0
 ------------    ------------     ----------     -----------     ----------     -----------    -----------    -----------



    1,592,429       1,379,561        157,142       2,152,508         46,775         627,824        310,376      1,250,744
 ------------    ------------     ----------     -----------     ----------     -----------    -----------    -----------

   (1,592,429)     (1,379,561)      (157,142)     (2,152,508)       (46,657)       (627,824)      (310,376)    (1,250,744)
 ------------    ------------     ----------     -----------     ----------     -----------    -----------    -----------



            0       7,811,980        785,426               0              0               0              0      4,378,979
  (10,980,246)     (4,629,562)       594,925       9,698,181       (567,605)     (2,642,526)      (330,716)    (2,347,922)
      858,683      (4,481,330)      (568,193)     (5,961,295)         1,990         983,628         51,724     (2,947,373)
 ------------    ------------     ----------     -----------     ----------     -----------    -----------    -----------

  (10,121,563)     (1,298,912)       812,158       3,736,886       (565,615)     (1,658,898)      (278,992)      (916,316)
 ------------    ------------     ----------     -----------     ----------     -----------    -----------    -----------


 $(11,713,992)   $ (2,678,473)    $  655,016     $ 1,584,378     $ (612,272)    $(2,286,722)   $  (589,368)   $(2,167,060)
 ============    ============     ==========     ===========     ==========     ===========    ===========    ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                     SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------

                                                  PROFUND VP        PROFUND VP         PROFUND VP      PROFUND VP      PROFUND VP
                                                  TECHNOLOGY    TELECOMMUNICATIONS    ULTRAMID-CAP      ULTRAOTC     ULTRASMALL-CAP
                                                  -----------   ------------------    ------------    ------------   --------------
ASSETS
 Investment in the portfolios, at value.......    $15,240,672       $ 8,800,144        $87,662,530    $ 96,200,982    $ 39,714,238
                                                  -----------       -----------        -----------    ------------    ------------
 Net Assets...................................    $15,240,672       $ 8,800,144        $87,662,530    $ 96,200,982    $ 39,714,238
                                                  ===========       ===========        ===========    ============    ============

NET ASSETS, representing:
 Accumulation units...........................    $15,240,672       $ 8,800,144        $87,662,530    $ 96,200,982    $ 39,714,238
                                                  -----------       -----------        -----------    ------------    ------------
                                                  $15,240,672       $ 8,800,144        $87,662,530    $ 96,200,982    $ 39,714,238
                                                  ===========       ===========        ===========    ============    ============

 Units outstanding............................      2,697,378         1,288,772          5,482,307      55,241,779       3,106,543
                                                  ===========       ===========        ===========    ============    ============

 Portfolio shares held........................      1,022,178           652,830          2,311,166       2,302,010       1,846,315
 Portfolio net asset value per share..........    $     14.91       $     13.48        $     37.93    $      41.79    $      21.51
 Investment in portfolio shares, at cost......    $15,838,710       $ 9,223,611        $89,120,228    $102,635,127    $ 41,181,334


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                     SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------

                                                  PROFUND VP       PROFUND VP         PROFUND VP      PROFUND VP       PROFUND VP
                                                  TECHNOLOGY   TELECOMMUNICATIONS    ULTRAMID-CAP      ULTRAOTC      ULTRASMALL-CAP
                                                  ----------   ------------------    ------------    -------------   --------------

INVESTMENT INCOME
 Dividend income .............................    $   82,636       $   214,733        $         0    $           0    $          0
                                                  ----------       -----------        -----------    -------------    ------------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration .............................       201,374           154,730          1,110,361        1,283,162         755,663
                                                  ----------       -----------        -----------    -------------    ------------

NET INVESTMENT INCOME (LOSS)..................      (118,738)           60,003         (1,110,361)      (1,283,162)       (755,663)
                                                  ----------       -----------        -----------    -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received ........       822,315           325,285          6,866,213        6,852,466      18,244,402
 Realized gain (loss) on shares redeemed .....      (130,431)       (1,785,955)         9,409,770       (7,559,048)    (23,102,302)
 Net change in unrealized gain (loss) on
  investments ................................      (783,217)         (336,755)        (5,749,914)     (13,442,317)     (8,682,048)
                                                  ----------       -----------        -----------    -------------    ------------

NET GAIN (LOSS) ON INVESTMENTS................       (91,333)       (1,797,425)        10,526,069      (14,148,899)    (13,539,948)
                                                  ----------       -----------        -----------    -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................    $ (210,071)      $(1,737,422)       $ 9,415,708    $ (15,432,061)   $(14,295,611)
                                                  ==========       ===========        ===========    =============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17


                                               SUBACCOUNTS (CONTINUED)
 -------------------------------------------------------------------------------------------------------------------
               PROFUND VP     PROFUND VP                                                                  AIM V.I.
 PROFUND VP     LARGE-CAP     LARGE-CAP                                                  AIM V.I.        FINANCIAL
 UTILITIES       GROWTH         VALUE       RYDEX NOVA     RYDEX OTC     RYDEX URSA    DYNAMICS FUND   SERVICES FUND
-----------    -----------   -----------    ----------   ------------    ----------    -------------   -------------

$75,840,439    $83,057,952   $78,231,698    $7,742,721   $ 30,222,176    $1,181,287     $60,680,249     $81,547,037
-----------    -----------   -----------    ----------   ------------    ----------     -----------     -----------
$75,840,439    $83,057,952   $78,231,698    $7,742,721   $ 30,222,176    $1,181,287     $60,680,249     $81,547,037
===========    ===========   ===========    ==========   ============    ==========     ===========     ===========


$75,840,439    $83,057,952   $78,231,698    $7,742,721   $ 30,222,176    $1,181,287     $60,680,249     $81,547,037
-----------    -----------   -----------    ----------   ------------    ----------     -----------     -----------
$75,840,439    $83,057,952   $78,231,698    $7,742,721   $ 30,222,176    $1,181,287     $60,680,249     $81,547,037
===========    ===========   ===========    ==========   ============    ==========     ===========     ===========

  6,382,647      8,052,293     7,436,771     1,194,218      4,873,588       125,308       5,599,675       5,701,538
===========    ===========   ===========    ==========   ============    ==========     ===========     ===========

  2,558,719      2,609,424     2,283,470       904,524      2,077,126       229,376       4,108,345       5,343,843
$     29.64    $     31.83   $     34.26    $     8.56   $      14.55    $     5.15     $     14.77     $     15.26
$78,326,005    $81,095,290   $76,831,798    $6,427,264   $ 49,227,193    $1,552,611     $49,993,194     $69,197,937






                                                SUBACCOUNTS (CONTINUED)
  -------------------------------------------------------------------------------------------------------------------
                PROFUND VP    PROFUND VP                                                                   AIM V.I.
  PROFUND VP    LARGE-CAP     LARGE-CAP                                                   AIM V.I.        FINANCIAL
  UTILITIES       GROWTH        VALUE       RYDEX NOVA      RYDEX OTC     RYDEX URSA    DYNAMICS FUND   SERVICES FUND
 -----------    ----------   -----------    -----------   ------------    ----------    -------------   -------------


 $   637,473    $      884   $       363    $    26,915   $          0    $        0     $         0     $ 1,100,900
 -----------    ----------   -----------    -----------   ------------    ----------     -----------     -----------



   1,447,227       466,530       577,851        116,472        469,917        18,602         957,307       1,088,017
 -----------    ----------   -----------    -----------   ------------    ----------     -----------     -----------

    (809,754)     (465,646)     (577,488)       (89,557)      (469,917)      (18,602)       (957,307)         12,883
 -----------    ----------   -----------    -----------   ------------    ----------     -----------     -----------



   1,014,460        37,408       250,803              0              0             0               0               0
  11,077,495      (965,389)       74,039     (1,322,171)   (10,481,921)      (95,269)      5,593,903       6,144,152
  (4,493,364)    1,959,326     1,387,939      1,570,348     10,257,626        89,201         220,686      (3,989,376)
 -----------    ----------   -----------    -----------   ------------    ----------     -----------     -----------

   7,598,591     1,031,345     1,712,781        248,177       (224,295)       (6,068)      5,814,589       2,154,776
 -----------    ----------   -----------    -----------   ------------    ----------     -----------     -----------


 $ 6,788,837    $  565,699   $ 1,135,293    $   158,620   $   (694,212)   $  (24,670)    $ 4,857,282     $ 2,167,659
 ===========    ==========   ===========    ===========   ============    ==========     ===========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------

                                                              AIM V.I. -
                                           AIM V.I. HEALTH    TECHNOLOGY     WFVT ADVANTAGE     WFVT ADVANTAGE   WFVT ADVANTAGE C&B
                                              CARE FUND          FUND       ASSET ALLOCATION    EQUITY INCOME      LARGE CAP VALUE
                                           ---------------   -----------    ----------------    --------------   ------------------
ASSETS
 Investment in the portfolios, at value     $116,595,016     $72,365,966      $119,014,437       $31,523,285         $17,884,960
                                            ------------     -----------      ------------       -----------         -----------
 Net Assets............................     $116,595,016     $72,365,966      $119,014,437       $31,523,285         $17,884,960
                                            ============     ===========      ============       ===========         ===========

NET ASSETS, representing:
 Accumulation units....................     $116,595,016     $72,365,966      $119,014,437       $31,523,285         $17,884,960
                                            ------------     -----------      ------------       -----------         -----------
                                            $116,595,016     $72,365,966      $119,014,437       $31,523,285         $17,884,960
                                            ============     ===========      ============       ===========         ===========

 Units outstanding.....................        8,908,929      13,664,681         5,123,162         2,707,129           1,933,881
                                            ============     ===========      ============       ===========         ===========

 Portfolio shares held.................        5,704,257       5,702,598         9,119,880         1,858,684           1,914,878
 Portfolio net asset value per share...     $      20.44     $     12.69      $      13.05       $     16.96         $      9.34
 Investment in portfolio shares, at
  cost.................................     $ 94,270,040     $64,434,821      $122,361,131       $28,725,834         $15,096,582


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                  SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------

                                                              AIM V.I. -
                                           AIM V.I. HEALTH    TECHNOLOGY     WFVT ADVANTAGE     WFVT ADVANTAGE   WFVT ADVANTAGE C&B
                                              CARE FUND          FUND       ASSET ALLOCATION    EQUITY INCOME      LARGE CAP VALUE
                                           ---------------   -----------    ----------------    --------------   ------------------
INVESTMENT INCOME
 Dividend income.......................     $          0     $         0      $  2,624,058       $   466,439         $   147,715
                                            ------------     -----------      ------------       -----------         -----------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration..........        1,661,112       1,075,230         1,824,906           503,049             269,097
                                            ------------     -----------      ------------       -----------         -----------

NET INVESTMENT INCOME (LOSS)...........       (1,661,112)     (1,075,230)          799,152           (36,610)           (121,382)
                                            ------------     -----------      ------------       -----------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Capital gains distributions received..                0               0         2,837,057                 0                   0
 Realized gain (loss) on shares
  redeemed.............................        5,987,160       3,631,149        (2,230,900)        1,761,180             223,976
 Net change in unrealized gain (loss)
  on investments.......................        2,357,983      (3,239,638)        2,790,365          (621,481)            190,367
                                            ------------     -----------      ------------       -----------         -----------

NET GAIN (LOSS) ON INVESTMENTS.........        8,345,143         391,511         3,396,522         1,139,699             414,343
                                            ------------     -----------      ------------       -----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............     $  6,684,031     $  (683,719)     $  4,195,674       $ 1,103,089         $   292,961
                                            ============     ===========      ============       ===========         ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19


                                     SUBACCOUNTS (CONTINUED)
 -----------------------------------------------------------------------------------------------
      WFVT             WFVT             WFVT                           WFVT
   ADVANTAGE         ADVANTAGE       ADVANTAGE          WFVT        ADVANTAGE          WFVT
 LARGE COMPANY     INTERNATIONAL   LARGE COMPANY      ADVANTAGE     SMALL CAP    ADVANTAGE TOTAL
      CORE             CORE            GROWTH       MONEY MARKET      GROWTH       RETURN BOND
---------------    -------------   -------------    ------------    ----------   ---------------

$    24,241,712     $2,650,389      $13,023,226      $26,962,885    $5,211,599     $ 17,781,144
---------------     ----------      -----------      -----------    ----------     ------------
$    24,241,712     $2,650,389      $13,023,226      $26,962,885    $5,211,599     $ 17,781,144
===============     ==========      ===========      ===========    ==========     ============


$    24,241,712     $2,650,389      $13,023,226      $26,962,885    $5,211,599     $ 17,781,144
---------------     ----------      -----------      -----------    ----------     ------------
$    24,241,712     $2,650,389      $13,023,226      $26,962,885    $5,211,599     $ 17,781,144
===============     ==========      ===========      ===========    ==========     ============

      1,406,297        288,646        1,455,694        2,115,112       529,844        1,328,686
===============     ==========      ===========      ===========    ==========     ============

      1,785,104        306,050        1,389,885       26,962,885       624,892        1,803,361
$         13.58     $     8.66      $      9.37      $      1.00    $     8.34     $       9.86
$    33,381,692     $2,115,228      $12,400,702      $26,962,885    $5,057,113     $ 18,394,529






                                      SUBACCOUNTS (CONTINUED)
  ------------------------------------------------------------------------------------------------
       WFVT              WFVT             WFVT                           WFVT
     ADVANTAGE         ADVANTAGE       ADVANTAGE          WFVT        ADVANTAGE          WFVT
   LARGE COMPANY     INTERNATIONAL   LARGE COMPANY      ADVANTAGE     SMALL CAP    ADVANTAGE TOTAL
       CORE              CORE            GROWTH       MONEY MARKET      GROWTH       RETURN BOND
 ----------------    -------------   -------------    ------------    ----------   ---------------

 $        139,070      $  50,408      $    23,911      $  762,041     $        0     $   708,008
 ----------------      ---------      -----------      ----------     ----------     -----------



          391,589         39,352          193,632         433,851         75,548         276,448
 ----------------      ---------      -----------      ----------     ----------     -----------

         (252,519)        11,056         (169,721)        328,190        (75,548)        431,560
 ----------------      ---------      -----------      ----------     ----------     -----------



                0         71,964                0               0              0          81,999
       (4,916,672)        75,345       (1,417,519)              0       (877,683)         63,248
        3,831,210         47,770        2,046,487               0      1,143,935        (491,619)
 ----------------      ---------      -----------      ----------     ----------     -----------

       (1,085,462)       195,079          628,968               0        266,252        (346,372)
 ----------------      ---------      -----------      ----------     ----------     -----------


 $     (1,337,981)     $ 206,135      $   459,247      $  328,190     $  190,704     $    85,188
 ================      =========      ===========      ==========     ==========     ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                                 FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF NET ASSETS
DECEMBER 31, 2005

                                                                                          SUBACCOUNTS
                                                                        -----------------------------------------------
                                                                           LIBERTY ASSET               LIBERTY FEDERAL
                                                                           ALLOCATION VS                SECURITIES VS
                                                                            (RESTATED)                   (RESTATED)
                                                                        -----------------------------------------------
ASSETS
                   Investment in the portfolios, at value .............     $14,772,241                 $ 3,274,703
                   Receivable from American Skandia
                      Life Assurance Corporation ......................         682,762                     371,450
                                                                            -----------                 -----------
                   Total Assets .......................................      15,455,003                   3,646,153

LIABILITIES
                   Payable to former unitholders ......................         343,000                     210,007
                                                                            -----------                 -----------

NET ASSETS
                   Attributable to accumulation units .................     $15,112,003                 $ 3,436,146
                                                                            ===========                 ===========

                   Units outstanding ..................................       1,094,741                     324,887
                                                                            ===========                 ===========

                   Portfolio shares held ..............................         959,237                     305,762
                   Portfolio net asset value per share ................     $     15.40                 $     10.71
                   Investment in portfolio shares, at cost ............     $11,089,959                 $ 3,348,895



STATEMENT OF OPERATIONS
For the period ended December 31, 2005

                                                                                          SUBACCOUNTS
                                                                        -----------------------------------------------
                                                                           LIBERTY ASSET               LIBERTY FEDERAL
                                                                           ALLOCATION VS                SECURITIES VS
                                                                            (RESTATED)                   (RESTATED)
                                                                        -----------------------------------------------
INVESTMENT INCOME
                   Dividend income ...........................            $   481,019                 $   241,624

EXPENSES
                   Charges to the Contract owners for assuming
                      mortality risk and expense risk and for
                      administration .........................                169,641                      38,088
                                                                          -----------                 -----------

NET INVESTMENT INCOME (LOSS) .................................                311,378                     203,536
                                                                          -----------                 -----------


NET REALIZED AND UNREALIZED GAIN (LOSS)
                   ON INVESTMENTS
                   Capital gains distributions received ......                      0                      14,062
                   Realized gain (loss) on shares redeemed ...              1,584,163                     (48,840)
                   Net change in unrealized gain (loss)
                      on investments .........................             (1,109,639)                   (119,958)
                                                                          -----------                 -----------
NET GAIN (LOSS) ON INVESTMENTS ...............................                474,524                    (154,736)
                                                                          -----------                 -----------

NET INCREASE (DECREASE) IN NET ASSETS
                   RESULTING FROM OPERATIONS .................            $   785,902                 $    48,800
                                                                          ===========                 ===========



   The accompanying notes are an integral part of these financial statements.


                                      A21

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                              SUBACCOUNTS
                                                                     --------------------------------------------------------------
                                                                     AST ALLIANCEBERNSTEIN GROWTH &     AST T. ROWE PRICE LARGE-CAP
                                                                                 INCOME                      GROWTH PORTFOLIO
                                                                     -------------------------------    ---------------------------
                                                                      01/01/2005        01/01/2004       01/01/2005     01/01/2004
                                                                          TO                TO               TO             TO
                                                                      12/31/2005        12/31/2004       12/31/2005     12/31/2004
                                                                    --------------    --------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ...................................   $  (14,006,489)   $  (16,257,097)   $ (2,945,761)  $ (3,078,279)
 Capital gains distributions received ...........................                0                 0               0              0
 Realized gain (loss) on shares redeemed ........................       (3,299,273)      (10,604,956)     11,280,036      5,393,441
 Net change in unrealized gain (loss) on investments ............       99,118,533       208,098,069      18,566,883      4,998,829
                                                                    --------------    --------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .       81,812,771       181,236,016      26,901,158      7,313,991
                                                                    --------------    --------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ....................................      719,009,542       660,448,148       9,294,145     26,199,291
 Surrenders, withdrawals and death benefits .....................     (241,526,997)     (529,531,117)    (31,387,347)   (40,319,903)
 Net transfers between other subaccounts or fixed rate option ...       49,590,154         8,505,373      38,455,952    (18,623,331)
 Withdrawal and other charges ...................................       (1,533,317)       (1,422,550)       (181,011)      (216,382)
                                                                    --------------    --------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ............................................      525,539,382       137,999,854      16,181,739    (32,960,325)
                                                                    --------------    --------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      607,352,153       319,235,870      43,082,897    (25,646,334)

NET ASSETS
 Beginning of period ............................................    2,126,109,292     1,806,873,422     204,983,585    230,629,919
                                                                    --------------    --------------    ------------   ------------
 End of period ..................................................   $2,733,461,445    $2,126,109,292    $248,066,482   $204,983,584
                                                                    ==============    ==============    ============   ============

 Beginning units ................................................      111,668,550        90,205,111      17,249,071     19,857,909
                                                                    --------------    --------------    ------------   ------------
 Units issued ...................................................      134,350,814        47,229,797      11,356,800      2,650,643
 Units redeemed .................................................      (78,222,644)      (25,766,358)     (9,912,212)    (5,259,481)
                                                                    --------------    --------------    ------------   ------------
 Ending units ...................................................      167,796,720       111,668,550      18,693,659     17,249,071
                                                                    ==============    ==============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22


                                      SUBACCOUNTS (CONTINUED)
  -----------------------------------------------------------------------------------------------
  AST AMERICAN CENTURY INCOME       AST AMERICAN CENTURY
               &                          STRATEGIC
       GROWTH PORTFOLIO              BALANCED PORTFOLIO            AST MONEY MARKET PORTFOLIO
  ---------------------------    ---------------------------    ---------------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004       01/01/2005         01/01/2004
      TO              TO             TO              TO               TO                 TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004       12/31/2005         12/31/2004
 ------------    ------------   ------------    ------------    ---------------   ---------------

 $  1,034,780    $ (2,065,434)  $    410,067    $   (151,998)   $    22,174,543   $   (13,050,188)
            0               0              0               0                  0                 0
   24,760,461       5,797,679      7,128,261         996,854                  0                 0
  (14,591,775)     39,918,122     (1,479,247)     14,839,953                  0                 0
 ------------    ------------   ------------    ------------    ---------------   ---------------


   11,203,466      43,650,367      6,059,081      15,684,809         22,174,543       (13,050,188)
 ------------    ------------   ------------    ------------    ---------------   ---------------


   17,276,914      58,756,358      9,164,929      35,382,184        754,392,878     3,537,635,228
  (52,735,281)    (73,037,735)   (31,725,155)    (43,467,872)      (843,419,526)   (4,054,018,230)

  (37,956,891)    118,162,061     (9,924,492)     (7,921,195)       338,087,230       135,826,835
     (345,851)       (336,064)      (149,744)       (176,719)        (1,197,000)       (1,358,346)
 ------------    ------------   ------------    ------------    ---------------   ---------------



  (73,761,109)    103,544,620    (32,634,462)    (16,183,602)       247,863,582      (381,914,513)
 ------------    ------------   ------------    ------------    ---------------   ---------------

  (62,557,643)    147,194,987    (26,575,381)       (498,793)       270,038,125      (394,964,701)


  444,888,617     297,693,630    226,426,887     226,925,680      1,340,662,110     1,735,626,811
 ------------    ------------   ------------    ------------    ---------------   ---------------
 $382,330,974    $444,888,617   $199,851,506    $226,426,887    $ 1,610,700,235   $ 1,340,662,110
 ============    ============   ============    ============    ===============   ===============

   32,369,257      23,660,792     15,965,075      16,878,085        113,670,469       142,666,269
 ------------    ------------   ------------    ------------    ---------------   ---------------
    7,855,320      14,781,074      5,049,767       2,891,999      1,391,411,926       348,315,228
  (13,081,341)     (6,072,609)    (7,108,150)     (3,805,009)    (1,365,723,904)     (377,311,028)
 ------------    ------------   ------------    ------------    ---------------   ---------------
   27,143,236      32,369,257     13,906,692      15,965,075        139,358,491       113,670,469
 ============    ============   ============    ============    ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AST COHEN & STEERS REAL                                      AST DEAM LARGE-CAP VALUE
                                               ESTATE PORTFOLIO             AST GLOBAL ALLOCATION                PORTFOLIO
                                          ---------------------------    ---------------------------    ---------------------------
                                          01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                              TO              TO             TO              TO              TO             TO
                                          12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                         ------------    ------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ........   $   (161,521)   $  2,814,128   $  4,277,730    $   (617,840)   $ (1,026,199)  $   (776,888)
 Capital gains distributions received      28,912,256       4,640,920              0               0               0              0
 Realized gain (loss) on shares
  redeemed ...........................     49,081,661      18,114,067     (5,698,716)    (13,868,043)      7,629,750      1,336,441
 Net change in unrealized gain (loss)
  on investments .....................    (33,851,902)     73,650,484     12,065,574      35,588,187       4,627,535     15,807,049
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........     43,980,494      99,219,599     10,644,588      21,102,304      11,231,086     16,366,602
                                         ------------    ------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .........     33,315,080     112,901,313      7,348,919      11,614,342      19,186,579     46,861,643
 Surrenders, withdrawals and death
  benefits ...........................    (45,064,708)    (83,942,850)   (33,035,402)    (43,244,577)    (16,132,933)   (26,207,393)
 Net transfers between other
  subaccounts or fixed rate option ...    (49,932,581)      5,506,987    (14,049,045)    (21,523,858)     19,062,325     28,283,327
 Withdrawal and other charges ........       (248,684)       (214,152)      (170,675)       (214,817)       (106,273)       (82,444)
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .......................    (61,930,893)     34,251,298    (39,906,203)    (53,368,910)     22,009,698     48,855,133
                                         ------------    ------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .............................    (17,950,399)    133,470,897    (29,261,615)    (32,266,606)     33,240,784     65,221,735

NET ASSETS
 Beginning of period .................    417,809,512     284,338,615    227,846,814     260,113,420     135,506,386     70,284,651
                                         ------------    ------------   ------------    ------------    ------------   ------------
 End of period .......................   $399,859,113    $417,809,512   $198,585,199    $227,846,814    $168,747,170   $135,506,386
                                         ============    ============   ============    ============    ============   ============

 Beginning units .....................     21,624,495      19,867,222     12,928,065      15,841,018      11,312,277      7,016,075
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Units issued ........................     12,173,343       7,008,291      2,502,187         876,363       9,206,629      6,872,209
 Units redeemed ......................    (15,424,095)     (5,251,018)    (4,508,862)     (3,789,316)     (7,566,980)    (2,576,007)
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Ending units ........................     18,373,743      21,624,495     10,921,390      12,928,065      12,951,926     11,312,277
                                         ============    ============   ============    ============    ============   ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A24

                                                    SUBACCOUNTS (CONTINUED)
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                                   AST FEDERATED AGGRESSIVE
   AST DEAM SMALL-CAP GROWTH      AST DEAM SMALL-CAP VALUE      AST GOLDMAN SACHS HIGH YIELD                GROWTH
           PORTFOLIO                      PORTFOLIO                       PORTFOLIO                       PORTFOLIO
  ---------------------------    ---------------------------    -----------------------------    ----------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005       01/01/2004      01/01/2005      01/01/2004
      TO              TO             TO              TO              TO               TO              TO              TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005       12/31/2004      12/31/2005      12/31/2004
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------

 $ (3,901,249)   $ (4,834,728)  $ (1,594,787)   $   (925,796)  $  39,653,627    $  46,778,903    $ (7,339,363)  $  (4,194,027)
            0               0      8,913,649       2,667,072               0                0      29,383,220       4,031,530
   27,654,428      36,264,011      2,819,457       2,615,816     (32,215,860)      85,282,579      10,795,726      20,549,633
  (30,326,565)    (10,095,572)   (11,591,426)      8,936,826     (10,199,371)     (65,326,818)      5,252,587      34,789,349
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------


   (6,573,386)     21,333,711     (1,453,107)     13,293,918      (2,761,604)      66,734,664      38,092,170      55,176,485
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------


    8,379,853      33,608,218     18,631,750      50,766,269      41,364,469      228,574,757     164,122,394     186,595,275
  (44,158,720)    (68,917,100)   (10,955,892)    (18,906,974)    (80,692,393)    (198,240,960)    (28,751,733)   (113,578,908)

  (36,712,414)    (47,225,659)    (5,613,869)     14,627,447    (179,996,552)    (158,703,446)     11,946,974      31,631,831
     (212,158)       (281,286)       (62,795)        (42,014)       (349,010)        (423,443)       (238,041)       (168,598)
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------



  (72,703,439)    (82,815,827)     1,999,194      46,444,728    (219,673,486)    (128,793,092)    147,079,594     104,479,600
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------

  (79,276,825)    (61,482,116)       546,087      59,738,646    (222,435,090)     (62,058,428)    185,171,764     159,656,085


  329,275,039     390,757,155    106,465,641      46,726,995     798,600,066      860,658,494     346,354,337     186,698,252
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------
 $249,998,214    $329,275,039   $107,011,728    $106,465,641   $ 576,164,976    $ 798,600,066    $531,526,101   $ 346,354,337
 ============    ============   ============    ============   =============    =============    ============   =============

   33,205,933      43,078,181      7,655,375       4,135,661      53,426,855       61,278,267      24,666,221      17,696,713
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------
    4,319,995       2,996,072      8,057,149       3,849,174      48,530,350       62,996,668      33,195,577      11,208,551
  (12,210,766)    (12,868,320)    (8,103,385)       (329,460)    (62,890,361)     (70,848,080)    (21,725,932)     (4,239,043)
 ------------    ------------   ------------    ------------   -------------    -------------    ------------   -------------
   25,315,162      33,205,933      7,609,139       7,655,375      39,066,844       53,426,855      36,135,866      24,666,221
 ============    ============   ============    ============   =============    =============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A25

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                              SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                         AST MID-CAP VALUE              AST SMALL-CAP VALUE                AST GOLDMAN SACHS
                                             PORTFOLIO                       PORTFOLIO               CONCENTRATED GROWTH PORTFOLIO
                                    ---------------------------    ------------------------------    ------------------------------
                                    01/01/2005      01/01/2004      01/01/2005        01/01/2004      01/01/2005       01/01/2004
                                        TO              TO              TO                TO              TO               TO
                                    12/31/2005      12/31/2004      12/31/2005        12/31/2004      12/31/2005       12/31/2004
                                   ------------    ------------   --------------    -------------    -------------   --------------
OPERATIONS
 Net investment income (loss) ..   $ (1,888,754)   $ (2,231,862)  $  (14,952,278)   $ (12,627,562)   $  (6,978,058)  $  (14,095,726)
 Capital gains distributions
  received .....................              0               0      210,066,100                0                0                0
 Realized gain (loss) on shares
  redeemed .....................     14,910,459      13,627,499       25,154,647       47,710,494      (23,466,567)    (118,925,797)
 Net change in unrealized gain
  (loss) on investments ........     (6,977,168)     10,852,671     (173,554,505)      81,594,098       36,074,028      147,480,899
                                   ------------    ------------   --------------    -------------    -------------   --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...................      6,044,537      22,248,308       46,713,964      116,677,030        5,629,403       14,459,376
                                   ------------    ------------   --------------    -------------    -------------   --------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...     11,336,884      44,703,169      214,784,155      276,698,253       13,237,829       38,410,249
 Surrenders, withdrawals and
  death benefits ...............    (19,992,919)    (49,097,457)     (95,131,844)    (236,281,314)    (135,240,066)    (182,965,514)
 Net transfers between other
  subaccounts or fixed rate
  option .......................    (32,163,887)     (4,228,755)     (36,454,758)     (10,281,083)     (95,991,436)     (45,700,706)
 Withdrawal and other charges ..       (130,469)       (148,039)        (613,002)        (585,770)        (765,194)      (1,009,876)
                                   ------------    ------------   --------------    -------------    -------------   --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  CONTRACT OWNER TRANSACTIONS ..    (40,950,391)     (8,771,081)      82,584,551       29,550,086     (218,758,867)    (191,265,847)
                                   ------------    ------------   --------------    -------------    -------------   --------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ...................    (34,905,854)     13,477,227      129,298,515      146,227,116     (213,129,464)    (176,806,471)
NET ASSETS
 Beginning of period ...........    191,480,729     178,003,502      909,574,910      763,347,794      941,718,599    1,118,525,070
                                   ------------    ------------   --------------    -------------    -------------   --------------
 End of period .................   $156,574,875    $191,480,729   $1,038,873,425    $ 909,574,910    $ 728,589,135   $  941,718,599
                                   ============    ============   ==============    =============    =============   ==============
 Beginning units ...............     15,879,105      17,029,290       53,183,535       49,565,293       42,899,031       49,868,112
                                   ------------    ------------   --------------    -------------    -------------   --------------
 Units issued ..................      5,262,446       3,690,286       40,596,261       17,275,561        4,742,100        3,024,214
 Units redeemed ................     (8,725,398)     (4,840,471)     (33,107,408)     (13,702,319)     (14,270,570)      (9,993,295)
                                   ------------    ------------   --------------    -------------    -------------   --------------
 Ending units ..................     12,416,153      15,879,105       60,672,388       53,138,535       33,370,561       42,899,031
                                   ============    ============   ==============    =============    =============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A26



                                                   SUBACCOUNTS (CONTINUED)
 ----------------------------------------------------------------------------------------------------------------------------
   AST GOLDMAN SACHS MID-CAP     AST GOLDMAN SACHS SMALL CAP         AST LARGE-CAP VALUE             AST LORD ABBETT BOND
       GROWTH PORTFOLIO                   VALUE PORTFOLIO                    PORTFOLIO                DEBENTURE PORTFOLIO
 ----------------------------     ---------------------------    ----------------------------    ----------------------------
  01/01/2005      01/01/2004      01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005       01/01/2004
      TO              TO              TO              TO             TO              TO              TO               TO
  12/31/2005      12/31/2004      12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005       12/31/2004
 ------------   -------------    ------------    ------------   ------------    -------------    ------------   -------------

 $ (5,643,591)  $  (3,398,654)   $ (2,896,735)  $  (3,659,214)  $ (3,751,419)   $     757,091   $  10,548,741   $   6,248,615
            0               0      49,411,354       4,037,045              0                0       5,394,887       1,273,585
    9,231,335       4,237,474      12,222,162      17,891,314      9,529,009       (8,925,746)      2,244,305      16,936,356
    8,773,510      31,524,978     (51,735,363)     32,807,725     25,054,138       83,373,551     (18,217,889)       (626,634)
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------


   12,361,254      32,363,798       7,001,418      51,076,870     30,831,728       75,204,896         (29,956)     23,831,922
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------


  112,241,860     127,698,796       2,890,633      19,265,968     57,908,512       57,772,516     194,479,651     229,156,768
  (23,444,033)    (68,572,415)    (34,666,487)    (56,641,294)   (94,538,785)    (124,914,110)    (47,594,685)   (179,955,900)

   14,181,883      24,449,802     (40,099,722)    (33,486,475)    44,876,307      (10,946,063)     86,124,359      11,953,634
     (202,205)       (156,605)       (205,366)       (260,010)      (423,251)        (435,154)       (323,842)       (241,585)
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------



  102,777,505      83,419,577     (72,080,942)    (71,121,811)     7,822,783      (78,522,811)    232,685,483      60,912,917
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------

  115,138,759     115,783,375     (65,079,524)    (20,044,941)    38,654,511       (3,317,915)    232,655,527      84,744,839


  273,819,442     158,036,066     314,030,585     334,075,526    621,342,337      624,660,252     430,121,761     345,376,922
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------
 $388,958,201   $ 273,819,442    $248,951,061   $ 314,030,585   $659,996,848    $ 621,342,337   $ 662,777,288   $ 430,121,761
 ============   =============    ============   ============    ============    =============   =============   =============

   38,744,379      30,464,599      14,436,484      18,000,465     31,863,491       34,631,684      34,380,893      29,164,454
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------
   38,538,716      12,387,477       1,755,178       1,197,086     23,905,220        4,471,292      59,396,399      14,899,329
  (25,215,381)     (4,107,697)     (5,095,491)     (4,761,067)   (20,999,652)      (7,239,485)    (39,664,202)     (9,682,890)
 ------------   -------------    ------------   ------------    ------------    -------------   -------------   -------------
   52,067,714      38,744,379      11,096,171      14,436,484     34,769,059       31,863,491      54,113,090      34,380,893
 ============   =============    ============   ============    ============    =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A27

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                              SUBACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                       AST MARSICO CAPITAL GROWTH              AST MFS GROWTH           AST NEUBERGER & BERMAN MID -
                                                PORTFOLIO                        PORTFOLIO                 CAP GROWTH PORTFOLIO
                                     -------------------------------    ----------------------------    ---------------------------
                                      01/01/2005        01/01/2004      01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                          TO                TO              TO               TO              TO             TO
                                      12/31/2005        12/31/2004      12/31/2005       12/31/2004      12/31/2005     12/31/2004
                                    --------------    --------------   ------------    -------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ...   $  (42,392,244)   $  (29,007,058)  $ (8,008,430)   $  (8,131,670)   $ (5,708,237)  $ (5,122,456)
 Capital gains distributions
  received ......................                0                 0              0                0               0              0
 Realized gain (loss) on shares
  redeemed ......................       42,394,621        28,205,887       (115,544)     (41,550,879)     39,893,052     16,055,033
 Net change in unrealized gain
  (loss) on investments .........      148,297,655       275,549,688     32,685,828       97,183,722         544,952     36,848,933
                                    --------------    --------------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ....................      148,300,032       274,748,517     24,561,854       47,501,173      34,729,767     47,781,510
                                    --------------    --------------   ------------    -------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ....      733,858,202       710,670,155     76,093,830       72,861,698      26,172,947     82,297,023
 Surrenders, withdrawals and
  death benefits ................     (230,332,400)     (497,831,943)   (74,962,309)    (140,796,779)    (49,447,967)   (80,468,932)
 Net transfers between other
  subaccounts or fixed rate
  option ........................       18,209,870       101,517,019     (5,171,231)     (36,995,152)    294,845,441     (8,760,667)
 Withdrawal and other charges ...       (1,617,603)       (1,425,595)      (408,656)        (476,715)       (304,450)      (306,381)
                                    --------------    --------------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ............      520,118,069       312,929,636     (4,448,366)    (105,406,948)    271,265,971     (7,238,957)
                                    --------------    --------------   ------------    -------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ........................      668,418,101       587,678,153     20,113,488      (57,905,775)    305,995,738     40,542,553
NET ASSETS
 Beginning of period ............    2,275,905,827     1,688,227,674    529,399,374      587,305,149     391,202,244    350,659,691
                                    --------------    --------------   ------------    -------------    ------------   ------------
 End of period ..................   $2,944,323,928    $2,275,905,827   $549,512,862    $ 529,399,374    $697,197,982   $391,202,244
                                    ==============    ==============   ============    =============    ============   ============
 Beginning units ................      153,173,872       124,377,969     66,403,925       82,050,979      24,054,656     23,386,566
                                    --------------    --------------   ------------    -------------    ------------   ------------
 Units issued ...................      152,413,238        55,021,912     23,769,668        4,605,980      29,223,233      6,897,581
 Units redeemed .................      (99,511,376)      (26,226,009)   (26,489,290)     (20,253,034)    (15,515,581)    (6,229,491)
                                    --------------    --------------   ------------    -------------    ------------   ------------
 Ending units ...................      206,075,734       153,173,872     63,684,303       66,403,925      37,762,308     24,054,656
                                    ==============    ==============   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A28


                                               SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
 AST NEUBERGER & BERMAN MID-CAP                                                                       AST PIMCO TOTAL RETURN BOND
         VALUE PORTFOLIO              AST SMALL CAP GROWTH      AST PIMCO LIMITED MATURITY BOND               PORTFOLIO
--------------------------------  ----------------------------   -------------------------------   -------------------------------
  01/01/2005        01/01/2004     01/01/2005      01/01/2004     01/01/2005        01/01/2004       01/01/2005       01/01/2004
      TO                TO             TO              TO             TO                TO               TO               TO
  12/31/2005        12/31/2004     12/31/2005      12/31/2004     12/31/2005        12/31/2004       12/31/2005       12/31/2004
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------

$  (19,177,186)  $   (15,426,057) $ (2,771,345)  $  (3,652,782) $   (7,353,865)   $   16,234,838   $   36,529,100   $   51,738,057
   183,956,720        26,502,928             0               0       7,424,733        11,206,565       54,499,639       14,964,650
    32,776,158        28,781,173     3,667,594      26,265,717      (3,436,120)       (3,430,599)       9,793,150       (2,143,339)
   (63,552,881)      180,134,836    (2,299,266)    (47,049,389)      3,861,120       (19,633,905)     (86,919,792)       4,666,061
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------


   134,002,811       219,992,880    (1,403,017)    (24,436,454)        495,868         4,376,899       13,902,097       69,225,429
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------


   197,192,381       283,673,218     9,666,536      24,851,375     477,365,170       607,408,640      162,860,165      592,992,803
  (157,081,064)     (261,903,805)  (28,951,869)    (55,425,898)   (164,854,535)     (264,365,574)    (222,249,461)    (524,086,136)

   (20,065,534)       40,908,757   (18,388,439)    (51,337,908)    133,971,912      (118,378,952)    (541,822,114)     (17,530,249)
      (855,933)         (787,701)     (164,371)       (228,545)       (805,511)         (574,050)      (1,051,762)      (1,431,527)
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------



    19,189,850        61,890,469   (37,838,143)    (82,140,976)    445,677,036       224,090,064     (602,263,172)      49,944,891
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------

   153,192,661       281,883,348   (39,241,160)   (106,577,430)    446,172,904       228,466,963     (588,361,075)     119,170,320
 1,293,638,403     1,011,755,055   221,443,824     328,021,254   1,227,262,121       998,795,158    2,195,639,666    2,076,469,346
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------
$1,446,831,064   $ 1,293,638,403  $182,202,664   $ 221,443,824  $1,673,435,025    $1,227,262,121   $1,607,278,591   $2,195,639,666
==============   ===============  ============   =============  ==============    ==============   ==============   ==============
    57,066,120        49,659,568    14,656,495      19,781,570      98,739,357        74,965,699      153,052,987      138,372,942
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------
    41,067,845        17,512,730     5,825,337       2,102,032     115,692,825         7,740,349       59,551,860       48,900,175
   (35,009,788)      (10,106,178)   (8,145,078)     (7,227,107)    (71,484,401)       16,033,309     (103,302,260)     (34,220,130)
--------------   ---------------  ------------   -------------  --------------    --------------   --------------   --------------
    63,124,177        57,066,120    12,336,754      14,656,495     142,947,781        98,739,357      109,302,587      153,052,987
==============   ===============  ============   =============  ==============    ==============   ==============   ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A29

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                        AST ALLIANCEBERNSTEIN CORE     AST ALLIANCEBERNSTEIN MANAGED     AST T. ROWE PRICE NATURAL
                                              VALUE PORTFOLIO                    INDEX 500                  RESOURCES PORTFOLIO
                                        ---------------------------    -----------------------------    ---------------------------
                                        01/01/2005      01/01/2004      01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                            TO              TO              TO               TO              TO             TO
                                        12/31/2005      12/31/2004      12/31/2005       12/31/2004      12/31/2005     12/31/2004
                                       ------------    ------------   -------------    -------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ......   $ (1,029,690)   $   (573,727)  $    (557,149)   $  (3,337,604)   $ (3,924,463)  $   (824,073)
 Capital gains distributions
  received .........................      6,812,721       5,198,541               0                0      20,622,862              0
 Realized gain (loss) on shares
  redeemed .........................     14,696,793      11,082,776      42,272,459       37,430,498      34,829,184     15,292,574
 Net change in unrealized gain
  (loss) on investments ............    (10,378,742)     11,159,486     (36,272,200)       4,269,598      23,337,248     32,908,165
                                       ------------    ------------   -------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .     10,101,082      26,867,076       5,443,110       38,362,492      74,864,831     47,376,666
                                       ------------    ------------   -------------    -------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .......     37,758,019      90,765,571      21,595,876      101,515,834      34,066,616     57,054,729
 Surrenders, withdrawals and death
  benefits .........................    (25,848,180)    (57,383,348)    (63,529,176)    (117,368,013)    (36,417,138)   (61,082,335)
 Net transfers between other
  subaccounts or fixed rate option .    (27,441,587)     34,885,969     (16,643,295)       1,996,791      72,966,857     23,548,079
 Withdrawal and other charges ......       (176,416)       (180,806)       (359,655)        (417,015)       (199,739)      (132,778)
                                       ------------    ------------   -------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ...............    (15,708,164)     68,087,386     (58,936,250)     (14,272,403)     70,416,596     19,387,695
                                       ------------    ------------   -------------    -------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................     (5,607,082)     94,954,462     (53,493,140)      24,090,089     145,281,427     66,764,361

NET ASSETS
 Beginning of period ...............    285,690,093     190,735,631     544,671,811      520,581,722     235,649,553    168,885,192
                                       ------------    ------------   -------------    -------------    ------------   ------------
 End of period .....................   $280,083,011    $285,690,093   $ 491,178,671    $ 544,671,811    $380,930,980   $235,649,553
                                       ============    ============   =============    =============    ============   ============

 Beginning units ...................     22,498,194      17,015,358      43,544,187       44,902,347       9,328,133      8,214,933
                                       ------------    ------------   -------------    -------------    ------------   ------------
 Units issued ......................     12,498,968       7,533,988      21,469,299        8,924,760      14,117,708      3,271,141
 Units redeemed ....................    (13,737,005)     (2,051,152)    (26,275,619)     (10,282,920)    (10,750,114)    (2,157,941)
                                       ------------    ------------   -------------    -------------    ------------   ------------
 Ending units ......................     21,260,157      22,498,194      38,737,867       43,544,187      12,695,727      9,328,133
                                       ============    ============   =============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A30

                                                  SUBACCOUNTS (CONTINUED)
  ------------------------------------------------------------------------------------------------------------------------
    AST T. ROWE PRICE ASSET                                        AST MFS GLOBAL EQUITY       AST JP MORGAN INTERNATIONAL
      ALLOCATION PORTFOLIO       AST LSV INTERNATIONAL VALUE             PORTFOLIO                   EQUITY PORTFOLIO
  ---------------------------    ---------------------------    ---------------------------    ---------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
      TO              TO             TO              TO             TO              TO              TO             TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------

 $  1,584,998    $    124,380   $     28,488    $   (152,978)  $ (2,099,815)   $ (1,641,203)   $ (1,833,384)  $ (1,042,385)
    3,367,775               0              0               0              0               0               0              0
   (4,789,737)     (5,008,365)    20,867,926       9,479,862     20,824,668       5,102,731      26,136,250     20,947,396
   13,044,523      40,722,199       (812,135)     17,319,769     (9,541,217)     17,350,035      14,921,322     26,289,431
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------


   13,207,559      35,838,214     20,084,279      26,646,653      9,183,636      20,811,563      39,224,188     46,194,442
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------


   29,316,272      75,484,291     20,648,811      32,616,590     12,803,407      47,143,836      43,906,284     77,439,609
  (61,276,892)    (74,145,108)   (20,561,502)    (25,801,659)   (15,661,617)    (29,418,552)    (51,560,221)   (65,214,842)

   17,969,579      32,764,639     (5,666,417)        633,810    (22,056,714)     24,532,181      55,577,635    (17,055,083)
     (285,665)       (264,380)      (122,921)       (116,792)      (110,544)        (95,633)       (284,979)      (263,798)
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------



  (14,276,706)     33,839,442     (5,702,029)      7,331,949    (25,025,468)     42,161,832      47,638,719     (5,094,113)
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------

   (1,069,147)     69,677,656     14,382,250      33,978,602    (15,841,832)     62,973,395      86,862,907     41,100,329


  422,820,758     353,143,102    173,233,229     139,254,627    164,748,455     101,775,060     373,795,987    332,695,658
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------
 $421,751,611    $422,820,758   $187,615,479    $173,233,229   $148,906,623    $164,748,455    $460,658,894   $373,795,987
 ============    ============   ============    ============   ============    ============    ============   ============

   22,590,070      19,492,726     12,659,807      12,065,446     13,547,904      10,003,157      17,053,738     15,962,091
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------
   10,823,022       5,521,460     10,498,575       2,597,908      9,490,768       4,027,906      18,006,814      3,058,384
  (10,530,727)     (2,424,116)   (10,663,741)     (2,003,547)   (11,496,059)       (483,159)    (12,399,166)    (1,966,737)
 ------------    ------------   ------------    ------------   ------------    ------------    ------------   ------------
   22,882,365      22,590,070     12,494,641      12,659,807     11,542,613      13,547,904      22,661,386     17,053,738
 ============    ============   ============    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A31

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                              SUBACCOUNTS
                                                                     --------------------------------------------------------------
                                                                      AST T. ROWE PRICE GLOBAL      AST WILLIAM BLAIR INTERNATIONAL
                                                                           BOND PORTFOLIO                 GROWTH PORTFOLIO
                                                                     ---------------------------    -------------------------------
                                                                     01/01/2005      01/01/2004       01/01/2005       01/01/2004
                                                                         TO              TO               TO               TO
                                                                     12/31/2005      12/31/2004       12/31/2005       12/31/2004
                                                                    ------------    ------------    --------------   --------------

OPERATIONS
 Net investment income (loss) ...................................   $  6,556,726    $ 10,515,623    $   (9,716,164)  $   (8,071,777)
 Capital gains distributions received ...........................        513,747       4,010,423                 0                0
 Realized gain (loss) on shares redeemed ........................        316,640       1,071,731        68,489,295      (12,270,297)
 Net change in unrealized gain (loss) on investments ............    (34,166,441)      1,427,330       163,574,304      187,408,885
                                                                    ------------    ------------    --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .    (26,779,328)     17,025,107       222,347,435      167,066,811
                                                                    ------------    ------------    --------------   --------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ....................................    164,671,798     174,864,574       403,832,535      413,525,113
 Surrenders, withdrawals and death benefits .....................    (36,736,893)    (59,784,947)     (144,059,094)    (312,522,524)
 Net transfers between other subaccounts or fixed rate option ...     53,342,021         677,654       (97,757,982)     430,716,237
 Withdrawal and other charges ...................................       (216,706)       (149,565)         (871,119)        (689,647)
                                                                    ------------    ------------    --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ............................................    181,060,220     115,607,716       161,144,340      531,029,179
                                                                    ------------    ------------    --------------   --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    154,280,892     132,632,823       383,491,775      698,095,990

NET ASSETS
 Beginning of period ............................................    360,549,474     227,916,652     1,326,329,125      628,233,135
                                                                    ------------    ------------    --------------   --------------
 End of period ..................................................   $514,830,366    $360,549,475    $1,709,820,900   $1,326,329,125
                                                                    ============    ============    ==============   ==============

 Beginning units ................................................     26,801,980      17,474,719        85,370,725       46,081,888
                                                                    ------------    ------------    --------------   --------------
 Units issued ...................................................     35,517,378       8,263,982        70,204,887       57,733,871
 Units redeemed .................................................    (20,463,747)      1,063,279       (57,442,248)     (18,445,034)
                                                                    ------------    ------------    --------------   --------------
 Ending units ...................................................     41,855,611      26,801,980        98,133,364       85,370,725
                                                                    ============    ============    ==============   ==============


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A32

                                   SUBACCOUNTS (CONTINUED)
 -------------------------------------------------------------------------------------------
                     AST CAPITAL                               AST                 AST
  AST AGGRESSIVE     GROWTH ASSET      AST BALANCED        CONSERVATIVE       PRESERVATION
 ASSET ALLOCATION     ALLOCATION     ASSET ALLOCATION    ASSET ALLOCATION   ASSET ALLOCATION
    PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
 ----------------   -------------    ----------------    ----------------   ----------------
    12/5/2005*        12/5/2005*        12/5/2005*          12/5/2005*         12/5/2005*
        TO                TO                TO                  TO                 TO
    12/31/2005        12/31/2005        12/31/2005          12/31/2005         12/31/2005
 ----------------   -------------    ----------------    ----------------   ----------------
  $      (19,164)   $    (136,368)     $    (116,987)      $    (24,701)      $     (7,280)
               0                0                  0                  0                  0
          15,424                0                  0                  0                  0
         (95,702)        (391,529)          (269,878)           (24,668)             9,259
  --------------    -------------      -------------       ------------       ------------


         (99,442)        (527,897)          (386,865)           (49,369)             1,979
  --------------    -------------      -------------       ------------       ------------


       4,472,210       40,984,661         38,923,010          6,831,254          3,307,897
         (51,785)        (433,707)          (192,223)           (30,442)            (6,340)

      29,766,818      178,636,304        152,317,182         34,915,532          7,852,861
          (3,770)          (1,946)            (1,996)            (1,818)              (103)
  --------------    -------------      -------------       ------------       ------------



      34,183,473      219,185,312        191,045,973         41,714,526         11,154,315
  --------------    -------------      -------------       ------------       ------------

      34,084,031      218,657,415        190,659,108         41,665,157         11,156,294


               0                0                  0                  0                  0
  --------------    -------------      -------------       ------------       ------------
  $   34,084,031    $ 218,657,415      $ 190,659,108       $ 41,665,157       $ 11,156,294
  ==============    =============      =============       ============       ============

               0                0                  0                  0                  0
  --------------    -------------      -------------       ------------       ------------
       3,894,741       23,568,342         20,701,204          4,450,695          1,210,227
        (485,430)      (1,713,151)        (1,664,122)          (294,580)           (98,587)
  --------------    -------------      -------------       ------------       ------------
       3,409,311       21,855,191         19,037,082          4,156,115          1,111,640
  ==============    =============      =============       ============       ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A33

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                            SUBACCOUNTS
                                                                -------------------------------------------------------------------
                                                                                             EVERGREEN VA BALANCED     EVERGREEN VA
                                                                 DAVIS VALUE PORTFOLIO                FUND              GROWTH FUND
                                                                ------------------------     -----------------------   ------------
                                                                01/01/2005    01/01/2004    01/01/2005   01/01/2004     4/15/2005*
                                                                    TO            TO            TO           TO             TO
                                                                12/31/2005    12/31/2004    12/31/2005   12/31/2004     12/31/2005
                                                                -----------   ----------    ----------    ----------   ------------
OPERATIONS
 Net investment income (loss) ..............................    $   (28,131)  $  (38,614)   $   65,868   $   (40,081)  $   (482,464)
 Capital gains distributions received ......................              0            0             0             0              0
 Realized gain (loss) on shares redeemed ...................        101,598       62,165      (150,247)     (196,237)       700,685
 Net change in unrealized gain (loss) on investments .......        640,548      717,363       340,955       581,941      6,355,009
                                                                -----------   ----------    ----------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................        714,015      740,914       256,576       345,623      6,573,230
                                                                -----------   ----------    ----------   -----------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...............................         13,111      669,056           723       167,317      1,750,337
 Surrenders, withdrawals and death benefits ................       (594,554)    (496,430)     (534,893)     (652,876)    (2,890,719)
 Net transfers between other subaccounts or fixed rate
  option ...................................................      2,086,848      231,953      (407,145)     (193,434)    40,600,017
 Withdrawal and other charges ..............................        (18,714)     (11,309)      (19,485)      (14,206)       (31,172)
                                                                -----------   ----------    ----------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CONTRACT OWNER TRANSACTIONS ..............................      1,486,691      393,270      (960,800)     (693,199)    39,428,463
                                                                -----------   ----------    ----------   -----------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      2,200,706    1,134,184      (704,224)     (347,576)    46,001,693

NET ASSETS
 Beginning of period .......................................      7,960,954    6,826,770     7,494,729     7,842,305              0
                                                                -----------   ----------    ----------   -----------   ------------
 End of period .............................................    $10,161,660   $7,960,954    $6,790,505   $ 7,494,729   $ 46,001,693
                                                                ===========   ==========    ==========   ===========   ============

 Beginning units ...........................................        772,859      737,092       808,522       886,775              0
                                                                -----------   ----------    ----------   -----------   ------------
 Units issued ..............................................        295,366       72,577        65,938        20,785      5,781,909
 Units redeemed ............................................       (156,258)     (36,810)     (170,091)      (99,038)    (1,763,067)
                                                                -----------   ----------    ----------   -----------   ------------
 Ending units ..............................................        911,967      772,859       704,369       808,522      4,018,842
                                                                ===========   ==========    ==========   ===========   ============


 * Date subaccount became available for investment


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A34


                                             SUBACCOUNTS (CONTINUED)
  ---------------------------------------------------------------------------------------------------------------
        EVERGREEN VA                EVERGREEN VA
    INTERNATIONAL EQUITY       FUNDAMENTAL LARGE CAP                                      EVERGREEN VA SPECIAL
            FUND                        FUND               EVERGREEN VA OMEGA FUND            VALUES FUND
 -------------------------    -----------------------    --------------------------     -------------------------
 01/01/2005     01/01/2004    01/01/2005   01/01/2004     01/01/2005     01/01/2004     01/01/2005    01/01/2004
     TO             TO            TO           TO             TO             TO             TO            TO
 12/31/2005     12/31/2004    12/31/2005   12/31/2004     12/31/2005     12/31/2004     04/15/2005    12/31/2004
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------

 $   670,321   $    18,096    $  (32,117)  $  (13,695)   $   (432,566)  $  (573,107)   $   (22,194)   $   (20,000)
           0             0             0            0               0             0        723,932         42,991
   2,255,414       388,587       172,150       29,637         658,341     2,502,852        245,005        129,938
   3,845,294     3,467,903       617,076      420,037         (40,316)     (816,206)      (343,042)       749,442
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------


   6,771,029     3,874,586       757,109      435,979         185,459     1,113,539        603,701        902,371
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------


   7,618,400    11,770,450         7,549      206,600       1,779,033    15,118,659         14,588        594,109
  (3,937,592)   (4,124,180)     (483,255)    (484,405)     (2,719,790)   (9,047,788)      (504,580)      (614,566)

  22,396,581     1,041,725     2,768,785       89,048     (10,679,112)    4,061,229      1,887,347        158,686
     (34,094)      (19,211)      (24,921)     (13,033)        (46,657)      (41,650)       (20,458)       (13,742)
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------



  26,043,295     8,668,784     2,268,158     (201,790)    (11,666,526)   10,090,450      1,376,897        124,487
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------

  32,814,324    12,543,370     3,025,267      234,189     (11,481,067)   11,203,989      1,980,598      1,026,858


  31,264,027    18,720,657     6,260,925    6,026,736      39,972,378    28,768,390      5,913,725      4,886,867
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------
 $64,078,351   $31,264,027    $9,286,192   $6,260,925    $ 28,491,311   $39,972,379    $ 7,894,323    $ 5,913,725
 ===========   ===========    ==========   ==========    ============   ===========    ===========    ===========

   2,417,477     1,729,998       554,636      574,860       4,623,843     3,868,364        321,764        312,372
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------
   4,240,269       957,875       373,153       20,805       1,648,109     1,879,812        160,977         39,894
  (2,353,313)     (270,396)     (162,450)     (41,029)     (3,001,560)   (1,124,333)       (89,338)       (30,502)
 -----------   -----------    ----------   ----------    ------------   -----------    -----------    -----------
   4,304,433     2,417,477       765,339      554,636       3,270,392     4,623,843        393,403        321,764
 ===========   ===========    ==========   ==========    ============   ===========    ===========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




                                      A35

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                      SUBACCOUNTS
                                                    -----------------------------------------------------

                                                    EVERGREEN VA STRATEGIC
                                                         INCOME FUND           COLUMBIA HIGH YIELD VS
                                                    -----------------------    -----------------------
                                                   01/01/2005    01/01/2004   01/01/2005    01/01/2004
                                                       TO            TO           TO            TO
                                                   12/31/2005    12/31/2004   12/31/2005    12/31/2004
                                                   ----------    ----------   ----------    ----------
OPERATIONS
 Net investment income (loss) ..................   $  240,655    $  210,649   $   (8,373)   $   50,262
 Capital gains distributions received ..........       58,718        59,638            0             0
 Realized gain (loss) on shares redeemed .......      151,166       157,488       24,533        15,997
 Net change in unrealized gain (loss) on
  investments ..................................     (594,195)        2,724       (7,497)       (3,579)
                                                   ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................     (143,656)      430,499        8,663        62,680
                                                   ----------    ----------   ----------    ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...................       16,937       363,074         (772)       99,106
 Surrenders, withdrawals and death benefits ....     (651,159)     (622,377)    (398,855)     (463,482)
 Net transfers between other subaccounts or
  fixed rate option ............................      708,598      (334,833)     (10,030)      (50,731)
 Withdrawal and other charges ..................      (17,093)      (11,737)        (585)         (789)
                                                   ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CONTRACT OWNER TRANSACTIONS .............       57,283      (605,873)    (410,242)     (415,897)
                                                   ----------    ----------   ----------    ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........      (86,373)     (175,374)    (401,579)     (353,217)

NET ASSETS
 Beginning of period ...........................    6,826,476     7,001,850    1,029,108     1,382,325
                                                   ----------    ----------   ----------    ----------
 End of period .................................   $6,740,103    $6,826,476   $  627,529    $1,029,108
                                                   ==========    ==========   ==========    ==========

 Beginning units ...............................      476,068       520,820       73,544       104,701
                                                   ----------    ----------   ----------    ----------
 Units issued ..................................      114,191        27,182        8,522         7,595
 Units redeemed ................................     (110,337)      (71,934)     (37,879)      (38,752)
                                                   ----------    ----------   ----------    ----------
 Ending units ..................................      479,922       476,068       44,187        73,544
                                                   ==========    ==========   ==========    ==========


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A36


                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------
                                                         COLUMBIA LARGE
                               LIBERTY SMALL COMPANY       CAP GROWTH
  LIBERTY MONEY MARKET VS          GROWTH VS                STOCK VS
 -------------------------     -----------------------   --------------
 01/01/2005     01/01/2004    01/01/2005    01/01/2004     2/25/2005*
     TO             TO            TO            TO             TO
 12/31/2005     12/31/2004    12/31/2005    12/31/2004     12/31/2005
 -----------   -----------    ----------    ----------   --------------

 $    68,398   $    (8,433)   $  (15,729)   $  (19,857)    $   (26,265)
           0             0             0             0               0
           0             0       229,917       279,622         (45,233)
           0             0      (214,507)      (58,198)        588,339
 -----------   -----------    ----------    ----------     -----------


      68,398        (8,433)         (319)      201,567         516,841
 -----------   -----------    ----------    ----------     -----------


     (42,194)    2,613,689           227        27,918          15,693
  (5,773,089)   (8,254,384)     (464,175)     (536,159)     (3,413,345)

   5,021,724     3,746,969       (38,980)      (76,296)     17,137,397
      (4,013)       (5,320)       (2,414)       (2,942)        (19,058)
 -----------   -----------    ----------    ----------     -----------



    (797,572)   (1,899,046)     (505,342)     (587,479)     13,720,687
 -----------   -----------    ----------    ----------     -----------

    (729,174)   (1,907,479)     (505,661)     (385,912)     14,237,528


   3,987,940     5,895,419     1,891,983     2,277,895               0
 -----------   -----------    ----------    ----------     -----------
 $ 3,258,766   $ 3,987,940    $1,386,322    $1,891,983     $14,237,528
 ===========   ===========    ==========    ==========     ===========

     400,355       591,046       114,071       151,571               0
 -----------   -----------    ----------    ----------     -----------
     570,306       263,987         5,035         1,901       1,804,556
    (650,021)     (454,678)      (36,908)      (39,401)       (445,224)
 -----------   -----------    ----------    ----------     -----------
     320,640       400,355        82,198       114,071       1,359,332
 ===========   ===========    ==========    ==========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A37

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                                 PRUDENTIAL SP WILLIAM
                                                         BLAIR                GARTMORE GVIT DEVELOPING       FIRST TRUST THE DOW
                                                  INTERNATIONAL GROWTH                MARKETS                     TARGET 10
                                               --------------------------    --------------------------    ------------------------
                                               01/01/2005     01/01/2004     01/01/2005     01/01/2004     01/01/2005    01/01/2004
                                                   TO             TO             TO             TO             TO            TO
                                               12/31/2005     12/31/2004     12/31/2005     12/31/2004     12/31/2005    12/31/2004
                                              -----------    ------------  ------------    ------------   -----------   -----------
OPERATIONS
 Net investment income (loss) .............   $  (232,514)   $   (287,455) $ (2,074,441)   $ (1,345,879)  $  (210,152)  $   (90,413)
 Capital gains distributions received .....       953,032               0    27,739,532       5,753,669             0             0
 Realized gain (loss) on shares redeemed ..       421,205       2,390,488    12,988,775      22,456,158       772,473      (123,360)
 Net change in unrealized gain (loss) on
  investments .............................     2,579,043        (544,141)   14,343,616      (6,994,922)   (1,079,574)      873,497
                                              -----------    ------------  ------------    ------------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............     3,720,766       1,558,892    52,997,482      19,869,026      (517,253)      659,724
                                              -----------    ------------  ------------    ------------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ..............     3,183,177      19,177,724    20,719,738      72,453,954     4,404,918     6,611,054
 Surrenders, withdrawals and death
  benefits ................................    (2,481,080)    (19,787,422)  (25,123,234)    (51,418,635)   (2,156,599)   (3,372,913)
 Net transfers between other subaccounts
  or fixed rate option ....................    12,913,312      (8,881,658)   59,048,334     (12,895,297)   (2,857,450)    4,594,339
 Withdrawal and other charges .............       (14,520)         (9,960)     (130,360)        (92,082)      (13,540)       (7,497)
                                              -----------    ------------  ------------    ------------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ............................    13,600,889      (9,501,316)   54,514,478       8,047,940      (622,671)    7,824,983
                                              -----------    ------------  ------------    ------------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...    17,321,655      (7,942,424)  107,511,960      27,916,966    (1,139,924)    8,484,707

NET ASSETS
 Beginning of period ......................    15,349,848      23,292,272   185,833,186     157,916,220    12,754,366     4,269,659
                                              -----------    ------------  ------------    ------------   -----------   -----------
 End of period ............................   $32,671,503    $ 15,349,848  $293,345,146    $185,833,186   $11,614,442   $12,754,366
                                              ===========    ============  ============    ============   ===========   ===========

 Beginning units ..........................     1,457,915       2,705,434    15,104,933      16,006,678     1,295,452       527,356
                                              -----------    ------------  ------------    ------------   -----------   -----------
 Units issued .............................     3,324,642       1,868,486    21,206,574       6,063,026     2,051,499       824,717
 Units redeemed ...........................    (2,073,748)     (3,116,005)  (18,790,778)     (6,964,772)   (2,120,806)      (56,621)
                                              -----------    ------------  ------------    ------------   -----------   -----------
 Ending units .............................     2,708,809       1,457,915    17,520,729      15,104,933     1,226,145     1,295,452
                                              ===========    ============  ============    ============   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A38


                                            SUBACCOUNTS (CONTINUED)
  ------------------------------------------------------------------------------------------------------------

   FIRST TRUST 10 UNCOMMON       FIRST TRUST ENERGY         FIRST TRUST FINANCAL       FIRST TRUST PHARMHEALTH
           VALUES                      SECTOR                     SERVICES                     SECTOR
  -------------------------    -----------------------    -------------------------    -----------------------
  01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005     01/01/2004    01/01/2005   01/01/2004
      TO            TO            TO            TO            TO             TO            TO           TO
  12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005     12/31/2004    12/31/2005   12/31/2004
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------

 $  (108,033)   $  (125,925)  $  (44,228)   $  (34,362)  $   (40,249)   $   (47,364)   $  (32,837)  $  (38,813)
           0              0            0             0             0              0             0            0
     845,818       (926,444)     760,947       286,937       314,693        199,760       (52,507)    (138,528)
    (828,804)     1,819,167      877,502       669,470       (68,448)       443,902       382,205      101,744
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------


     (91,019)       766,798    1,594,221       922,045       205,996        596,298       296,861      (75,597)
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------


     209,874      1,095,806       37,871       295,080        45,966        373,137        42,945      327,405
  (1,098,642)    (1,342,292)    (538,358)     (715,749)     (668,010)    (1,085,687)     (612,609)    (811,564)

  (1,819,660)      (189,717)    (173,488)      410,974      (620,797)         3,469      (196,559)     (16,716)
      (7,495)        (8,484)      (5,432)       (4,794)       (5,986)        (7,030)       (4,883)      (6,577)
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------



  (2,715,923)      (444,687)    (679,407)      (14,489)   (1,248,827)      (716,111)     (771,106)    (507,452)
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------

  (2,806,942)       322,111      914,814       907,556    (1,042,831)      (119,813)     (474,245)    (583,049)


   9,808,491      9,486,380    3,746,228     2,838,672     4,641,362      4,761,175     3,536,157    4,119,206
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------
 $ 7,001,549    $ 9,808,491   $4,661,042    $3,746,228   $ 3,598,531    $ 4,641,362    $3,061,912   $3,536,157
 ===========    ===========   ==========    ==========   ===========    ===========    ==========   ==========

   2,084,738      2,247,231      210,626       208,614       318,758        373,550       358,811      411,777
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------
     246,293        202,658       92,115        20,355        84,733         30,330        63,243       37,113
    (862,994)      (365,151)    (125,179)      (18,343)     (172,611)       (85,122)     (139,925)     (90,079)
 -----------    -----------   ----------    ----------   -----------    -----------    ----------   ----------
   1,468,037      2,084,738      177,562       210,626       230,880        318,758       282,129      358,811
 ===========    ===========   ==========    ==========   ===========    ===========    ==========   ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A39

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004

                                                                                    SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------

                                                                                FIRST TRUST GLOBAL           FIRST TRUST NASDAQ
                                                 FIRST TRUST TECHNOLOGY         DIVIDEND TARGET 15               TARGET 15
                                                 -----------------------    --------------------------    -------------------------
                                                01/01/2005    01/01/2004    01/01/2005     01/01/2004     01/01/2005     01/01/2004
                                                    TO            TO            TO             TO             TO             TO
                                                12/31/2005    12/31/2004    12/31/2005     12/31/2004     12/31/2005     12/31/2004
                                                ----------    ----------   -----------    ------------    -----------   -----------
OPERATIONS
 Net investment income (loss) ...............   $  (15,594)   $  (18,114)  $  (436,749)   $   (123,311)   $   (75,722)  $   (58,344)
 Capital gains distributions received .......            0             0             0               0              0             0
 Realized gain (loss) on shares redeemed ....      (45,034)     (100,245)    2,818,626         773,523         28,498       (86,005)
 Net change in unrealized gain (loss) on
  investments ...............................      118,080       101,330       351,376       2,165,570         56,457       101,412
                                                ----------    ----------   -----------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................       57,452       (17,029)    2,733,253       2,815,782          9,233       (42,937)
                                                ----------    ----------   -----------    ------------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ................       13,667        39,462     7,066,848      11,690,261        736,208     1,892,339
 Surrenders, withdrawals and death benefits .     (175,048)     (253,755)   (3,556,263)     (2,614,971)    (1,213,595)   (1,218,409)
 Net transfers between other subaccounts or
  fixed rate option .........................      (56,251)     (144,710)    7,954,173       7,692,136          1,861     1,329,558
 Withdrawal and other charges ...............       (1,991)       (2,550)      (22,184)         (8,588)        (5,834)       (6,706)
                                                ----------    ----------   -----------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER TRANSACTIONS      (219,623)     (361,553)   11,442,574      16,758,838       (481,360)    1,996,782
                                                ----------    ----------   -----------    ------------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....     (162,171)     (378,582)   14,175,827      19,574,620       (472,127)    1,953,845

NET ASSETS
 Beginning of period ........................    1,694,457     2,073,039    22,623,931       3,049,311      7,024,218     5,070,373
                                                ----------    ----------   -----------    ------------    -----------   -----------
 End of period ..............................   $1,532,286    $1,694,457   $36,799,758    $ 22,623,931    $ 6,552,091   $ 7,024,218
                                                ==========    ==========   ===========    ============    ===========   ===========

 Beginning units ............................      355,175       435,967     1,858,147         286,091        747,603       569,649
                                                ----------    ----------   -----------    ------------    -----------   -----------
 Units issued ...............................       14,718         8,472     3,956,771       1,845,737        464,943       190,470
 Units redeemed .............................      (61,426)      (88,664)   (3,019,542)       (273,681)      (539,055)      (12,516)
                                                ----------    ----------   -----------    ------------    -----------   -----------
 Ending units ...............................      308,467       355,175     2,795,376       1,858,147        673,491       747,603
                                                ==========    ==========   ===========    ============    ===========   ===========


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A40

                                          SUBACCOUNTS (CONTINUED)
 ---------------------------------------------------------------------------------------------------------
                                                                FIRST TRUST VALUE LINE     FIRST TRUST DOW
  FIRST TRUST S&P TARGET 24      FIRST TRUST MANAGED VIP              TARGET 25            TARGET DIVIDEND
 --------------------------    ---------------------------     -------------------------   ---------------
  01/01/2005     01/01/2004     01/01/2005     01/01/2004      01/01/2005    01/01/2004      05/02/2005*
      TO             TO             TO             TO              TO            TO               TO
  12/31/2005     12/31/2004     12/31/2005     12/31/2004      12/31/2005    12/31/2004       12/31/2005
 ------------   -----------    ------------   ------------    -----------    -----------   ---------------

 $   (245,369)  $  (106,288)   $ (2,486,733)  $   (660,736)   $  (538,543)   $  (103,031)    $  (395,819)
            0             0               0              0              0              0               0
      905,218       442,858       7,315,043        784,539      4,548,316        723,880         (34,454)
     (154,144)      892,130       3,732,105     11,052,531      2,131,436      2,280,635      (3,507,615)
 ------------   -----------    ------------   ------------    -----------    -----------     -----------


      505,705     1,228,700       8,560,415     11,176,334      6,141,209      2,901,484      (3,937,888)
 ------------   -----------    ------------   ------------    -----------    -----------     -----------


    3,906,045     8,143,529      70,426,412     71,222,772      8,517,893     11,695,908      27,159,077
   (1,374,763)   (3,116,585)    (12,442,960)   (17,959,383)    (4,343,760)    (2,449,600)     (1,284,310)

      871,926     2,353,094       7,964,016     23,606,910     21,989,774      4,692,981      36,500,538
      (18,954)       (9,674)       (143,269)       (36,059)       (24,819)        (8,955)        (13,793)
 ------------   -----------    ------------   ------------    -----------    -----------     -----------



    3,384,254     7,370,364      65,804,199     76,834,240     26,139,088     13,930,334      62,361,512
 ------------   -----------    ------------   ------------    -----------    -----------     -----------

    3,889,959     8,599,064      74,364,614     88,010,574     32,280,297     16,831,818      58,423,624


   14,152,134     5,553,070     108,507,923     20,497,349     21,764,275      4,932,457               0
 ------------   -----------    ------------   ------------    -----------    -----------     -----------
 $ 18,042,093   $14,152,134    $182,872,537   $108,507,923    $54,044,572    $21,764,275     $58,423,624
 ============   ===========    ============   ============    ===========    ===========     ===========

    1,433,496       757,111       9,571,243      2,174,647      2,730,172      1,541,426               0
 ------------   -----------    ------------   ------------    -----------    -----------     -----------
    1,746,057       844,802      16,756,460      9,313,003      5,222,534      1,478,915       8,526,423
   (1,463,869)     (168,417)    (11,232,008)    (1,916,407)    (3,239,252)      (290,169)     (2,537,924)
 ------------   -----------    ------------   ------------    -----------    -----------     -----------
    1,715,684     1,433,496      15,095,695      9,571,243      4,713,454      2,730,172       5,988,499
 ============   ===========    ============   ============    ===========    ===========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A41

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                            PROFUND VP ASIA 30              PROFUND VP BANKS                 PROFUND VP BEAR
                                       ------------    ---------------------------     ----------------------------   -------------
                                        01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005       01/01/2004
                                            TO              TO             TO              TO              TO               TO
                                        12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005       12/31/2004
                                       ------------    ------------   ------------    ------------    -------------   -------------
OPERATIONS
 Net investment income (loss) ......   $   (565,150)   $    587,439   $     84,619    $   (156,754)   $  (1,036,520)  $    (907,957)
 Capital gains distributions
  received .........................              0       1,043,025        907,240               0                0               0
 Realized gain (loss) on shares
  redeemed .........................      5,109,313      (2,979,067)    (1,309,841)      1,284,502       (2,160,666)    (10,762,345)
 Net change in unrealized gain
  (loss) on investments ............      1,190,840      (2,392,985)      (159,120)         64,064          371,651       1,284,794
                                       ------------    ------------   ------------    ------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .      5,735,003      (3,741,588)      (477,102)      1,191,812       (2,825,535)    (10,385,508)
                                       ------------    ------------   ------------    ------------    -------------   -------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .......      5,662,141      85,696,763      1,005,533      38,526,164        5,615,908     175,049,654
 Surrenders, withdrawals and death
  benefits .........................     (4,798,168)    (72,976,462)      (974,495)    (53,981,164)      (8,942,903)   (223,095,929)
 Net transfers between other
  subaccounts or fixed rate option .     20,963,208     (17,124,703)      (778,722)     21,613,900       26,489,118      32,968,573
 Withdrawal and other charges ......        (27,051)        (25,606)        (5,644)         (7,683)         (39,493)        (41,924)
                                       ------------    ------------   ------------    ------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ...............     21,800,130      (4,430,008)      (753,328)      6,151,217       23,122,630     (15,119,626)
                                       ------------    ------------   ------------    ------------    -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................     27,535,133      (8,171,596)    (1,230,430)      7,343,029       20,297,095     (25,505,134)

NET ASSETS
 Beginning of period ...............     40,955,033      49,126,629     13,102,246       5,759,217       28,156,564      53,661,698
                                       ------------    ------------   ------------    ------------    -------------   -------------
 End of period .....................   $ 68,490,166    $ 40,955,033   $ 11,871,816    $ 13,102,246    $  48,453,659   $  28,156,564
                                       ============    ============   ============    ============    =============   =============

 Beginning units ...................      3,205,324       3,845,051      1,047,097         517,386        3,448,238       5,782,535
                                       ------------    ------------   ------------    ------------    -------------   -------------
 Units issued ......................     19,145,930       7,255,238     11,646,062       3,161,195      123,207,607      26,741,959
 Units redeemed ....................    (17,846,909)     (7,894,965)   (11,718,524)     (2,631,484)    (120,346,572)    (29,076,256)
                                       ------------    ------------   ------------    ------------    -------------   -------------
 Ending units ......................      4,504,345       3,205,324        974,635       1,047,097        6,309,273       3,448,238
                                       ============    ============   ============    ============    =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A42

                                                    SUBACCOUNTS (CONTINUED)
  ---------------------------------------------------------------------------------------------------------------------------
   PROFUND VP BIOTECHNOLOGY      PROFUND VP BASIC MATERIALS         PROFUND VP ULTRABULL               PROFUND VP BULL
  ---------------------------    ---------------------------    ----------------------------    -----------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005       01/01/2004
      TO              TO             TO              TO             TO               TO              TO               TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005       12/31/2004
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------

 $   (296,370)   $   (286,067)  $   (347,879)   $   (266,298)  $   (819,910)   $    (983,593)   $  (2,113,771)  $  (2,911,055)
    1,389,747       3,021,493      1,072,799         662,971      8,630,060        9,677,204                0       3,301,957
    1,914,374      (2,696,166)    (2,839,888)        732,550     (4,271,569)       2,797,895       11,768,920       5,089,522
     (679,884)        (31,017)       233,610      (1,635,403)    (2,249,305)      (3,338,192)     (10,142,481)      6,165,442
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------


    2,327,867           8,243     (1,881,358)       (506,180)     1,289,276        8,153,314         (487,332)     11,645,866
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------


    1,180,954      50,963,433      3,763,570      85,541,674      3,334,777      256,901,519       13,417,778     551,979,647
   (2,903,162)    (48,837,012)    (3,104,977)    (84,266,075)    (8,545,540)    (276,212,110)     (23,247,138)   (502,288,806)

     (339,302)      8,351,688      9,737,004     (26,063,928)   (38,538,649)      35,495,792      (51,823,152)     86,290,893
      (14,018)        (14,533)       (14,071)        (13,796)       (37,999)         (44,027)         (88,931)       (114,637)
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------



   (2,075,528)     10,463,576     10,381,526     (24,802,125)   (43,787,411)      16,141,174      (61,741,443)    135,867,097
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------

      252,339      10,471,819      8,500,168     (25,308,305)   (42,498,135)      24,294,488      (62,228,775)    147,512,963


   24,750,681      14,278,862     25,613,720      50,922,025     83,929,237       59,634,749      284,796,698     137,283,735
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------
 $ 25,003,020    $ 24,750,681   $ 34,113,888    $ 25,613,720   $ 41,431,102    $  83,929,237    $ 222,567,923   $ 284,796,698
 ============    ============   ============    ============   ============    =============    =============   =============

    2,930,404       1,929,427      2,088,406       4,605,719      8,987,935        7,766,455       26,231,728      13,720,881
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------
   31,407,945       7,708,120     23,791,372       7,277,766     83,147,169       27,231,032      223,015,576      56,600,682
  (31,835,542)     (6,707,143)   (23,261,083)     (9,795,079)   (87,662,752)     (26,009,552)    (228,975,650)    (44,089,835)
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------
    2,502,807       2,930,404      2,618,695       2,088,406      4,472,352        8,987,935       20,271,654      26,231,728
 ============    ============   ============    ============   ============    =============    =============   =============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A43

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                             PROFUND VP CONSUMER            PROFUND VP CONSUMER
                                                  SERVICES                    GOODS PORTFOLIO              PROFUND VP OIL & GAS
                                         ---------------------------    ---------------------------    ----------------------------
                                         01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005      01/01/2004
                                             TO              TO             TO              TO              TO              TO
                                         12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005      12/31/2004
                                        ------------    ------------   ------------    ------------    ------------   -------------
OPERATIONS
 Net investment income (loss) .......   $    (87,227)   $    (76,906)  $   (127,559)   $   (212,133)   $ (2,365,793)  $  (1,177,551)
 Capital gains distributions
  received ..........................              0               0              0         384,349       4,519,817          39,097
 Realized gain (loss) on shares
  redeemed ..........................       (396,622)        390,945        230,820        (750,065)     34,308,658      16,468,589
 Net change in unrealized gain
  (loss) on investments .............       (135,384)        (19,094)      (170,103)         93,415      (5,763,703)        660,991
                                        ------------    ------------   ------------    ------------    ------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..       (619,233)        294,945        (66,842)       (484,434)     30,698,979      15,991,126
                                        ------------    ------------   ------------    ------------    ------------   -------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ........       (322,560)     41,504,569      1,612,624      47,308,470      20,178,905     106,326,306
 Surrenders, withdrawals and death
  benefits ..........................       (631,926)    (34,521,167)    (1,456,923)    (45,972,599)    (18,429,821)   (137,234,591)
 Net transfers between other
  subaccounts or fixed rate option ..     (6,779,972)        826,547     (3,141,995)      6,721,584      30,786,316      55,659,404
 Withdrawal and other charges .......         (3,937)         (3,518)        (5,855)         (7,880)        (87,128)        (46,313)
                                        ------------    ------------   ------------    ------------    ------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ................     (7,738,395)      7,806,431     (2,992,149)      8,049,575      32,448,272      24,704,806
                                        ------------    ------------   ------------    ------------    ------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ............................     (8,357,628)      8,101,376     (3,058,991)      7,565,141      63,147,251      40,695,932

NET ASSETS
 Beginning of period ................     11,878,663       3,777,286      9,971,629       2,406,488      85,038,392      44,342,460
                                        ------------    ------------   ------------    ------------    ------------   -------------
 End of period ......................   $  3,521,035    $ 11,878,662   $  6,912,638    $  9,971,629    $148,185,643   $  85,038,392
                                        ============    ============   ============    ============    ============   =============

 Beginning units ....................      1,191,661         403,045        920,728         244,725       6,639,985       4,640,216
                                        ------------    ------------   ------------    ------------    ------------   -------------
 Units issued .......................     10,201,756       4,507,869     14,422,913       4,762,637      58,885,690       9,029,788
 Units redeemed .....................    (11,044,917)     (3,719,253)   (14,713,257)     (4,086,634)    (56,582,505)     (7,030,019)
                                        ------------    ------------   ------------    ------------    ------------   -------------
 Ending units .......................        348,500       1,191,661        630,384         920,728       8,943,170       6,639,985
                                        ============    ============   ============    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A44

                                                   SUBACCOUNTS (CONTINUED)
  -------------------------------------------------------------------------------------------------------------------------

                                                                 PROFUND VP U.S. GOVERNMENT
     PROFUND VP EUROPE 30           PROFUND VP FINANCIALS                   PLUS                  PROFUND VP HEALTH CARE
  ---------------------------    ---------------------------    ----------------------------    ---------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
      TO              TO             TO              TO             TO               TO              TO             TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

 $ (1,044,709)   $ (1,216,303)  $   (185,802)   $   (303,674)  $    477,305    $    (256,455)   $   (723,406)  $   (570,302)
    7,516,995         839,152              0               0              0                0               0              0
      964,845      11,576,226        573,565       2,654,654       (504,542)      (3,824,736)      3,438,617     (1,200,023)
   (5,522,457)     (3,768,451)        93,689        (269,156)     1,677,960        3,758,965      (1,153,673)       331,903
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


    1,914,674       7,430,624        481,452       2,081,824      1,650,723         (322,226)      1,561,538     (1,438,422)
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


    4,221,430      77,121,556      3,489,289      50,058,068      5,402,418      137,013,727       5,570,304     41,729,192
  (11,161,330)    (79,770,301)    (2,753,298)    (43,762,117)    (7,710,531)    (146,151,839)     (5,131,139)   (31,539,458)

  (16,111,420)    (10,994,446)     3,082,318         991,668     46,585,718       16,037,715      14,791,827      5,052,173
      (38,671)        (51,630)       (18,636)        (22,251)       (35,799)         (33,043)        (33,339)       (33,347)
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------



  (23,089,991)    (13,694,821)     3,799,673       7,265,368     44,241,806        6,866,560      15,197,653     15,208,560
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

  (21,175,317)     (6,264,197)     4,281,125       9,347,192     45,892,529        6,544,334      16,759,191     13,770,138


  102,514,046     108,778,242     27,137,818      17,790,626     43,240,495       36,696,161      37,119,432     23,349,294
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
 $ 81,338,729    $102,514,045   $ 31,418,943    $ 27,137,818   $ 89,133,024    $  43,240,495    $ 53,878,623   $ 37,119,432
 ============    ============   ============    ============   ============    =============    ============   ============

   10,430,672      12,852,129      2,336,904       1,706,565      3,732,023        3,342,258       4,052,916      2,641,542
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
   41,642,892       7,110,283     11,994,589       4,439,072     74,060,918       11,057,457      33,232,382      4,446,446
  (44,592,747)     (9,531,740)   (11,763,346)     (3,808,733)   (70,607,878)     (10,667,693)    (31,774,460)    (3,035,072)
 ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
    7,480,817      10,430,672      2,568,147       2,336,904      7,185,063        3,732,022       5,510,838      4,052,916
 ============    ============   ============    ============   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A45

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                     SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 PROFUND VP HIGH YIELD      PROFUND VP INDUSTRIALS          PROFUND VP INTERNET
                                                 ---------------------    --------------------------    ---------------------------
                                                      05/02/2005*         01/01/2005     01/01/2004      01/01/2005     01/01/2004
                                                          TO                  TO             TO              TO             TO
                                                      12/31/2005          12/31/2005     12/31/2004      12/31/2005     12/31/2004
                                                 ---------------------   -----------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss)................        $    577,382        $  (137,301)   $   (167,397)   $   (230,651)  $   (279,118)
 Capital gains distributions received........                   0             98,469         635,419               0        475,514
 Realized gain (loss) on shares redeemed.....            (124,018)          (151,523)        314,344         834,371       (907,108)
 Net change in unrealized gain (loss) on
  investments................................            (222,067)           (36,161)        (66,553)     (1,290,327)       858,177
                                                     ------------        -----------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................             231,297           (226,516)        715,813        (686,607)       147,465
                                                     ------------        -----------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments.................             245,112            944,226      27,805,090        (147,677)   102,842,689
 Surrenders, withdrawals and death benefits..          (1,885,295)        (1,119,542)    (26,022,460)     (2,435,004)   (76,277,148)
 Net transfers between other subaccounts or
  fixed rate option..........................          36,414,867          1,049,893      (4,784,312)    (13,365,527)       428,055
 Withdrawal and other charges................              (4,669)            (4,902)         (7,032)         (9,280)       (14,717)
                                                     ------------        -----------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER TRANSACTIONS.          34,770,015            869,675      (3,008,714)    (15,957,488)    26,978,879
                                                     ------------        -----------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS......          35,001,312            643,159      (2,292,901)    (16,644,095)    27,126,344

NET ASSETS
 Beginning of period.........................                   0          9,458,657      11,751,557      41,983,334     14,856,990
                                                     ------------        -----------    ------------    ------------   ------------
 End of period...............................        $ 35,001,312        $10,101,816    $  9,458,656    $ 25,339,239   $ 41,983,334
                                                     ============        ===========    ============    ============   ============

 Beginning units.............................                   0            808,091       1,160,314       2,333,819        986,421
                                                     ------------        -----------    ------------    ------------   ------------
 Units issued................................          14,053,018          7,597,233       2,334,331      14,664,833      6,866,942
 Units redeemed..............................         (10,745,324)        (7,577,292)     (2,686,554)    (15,669,397)    (5,519,544)
                                                     ------------        -----------    ------------    ------------   ------------
 Ending units................................           3,307,694            828,032         808,091       1,329,255      2,333,819
                                                     ============        ===========    ============    ============   ============


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A46


                                                    SUBACCOUNTS (CONTINUED)
 -----------------------------------------------------------------------------------------------------------------------------
       PROFUND VP JAPAN           PROFUND VP PRECIOUS METALS      PROFUND VP MID-CAP GROWTH        PROFUND VP MID-CAP VALUE
 ----------------------------    ----------------------------    ----------------------------    -----------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005       01/01/2004      01/01/2005       01/01/2004
      TO              TO             TO              TO              TO               TO              TO               TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005       12/31/2004      12/31/2005       12/31/2004
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------

$    (621,760)   $   (453,802)  $   (999,501)   $    (894,408)  $ (1,244,134)   $    (728,238)   $  (1,835,913)  $  (1,354,483)
            0       1,784,904              0        8,141,043      2,197,929        1,389,259        7,747,653       3,504,943
    5,928,597      (4,685,082)      (446,755)      (9,786,453)     3,361,916         (386,746)       5,552,023       5,435,966
   15,848,292          17,327     17,308,039      (11,084,895)    (1,136,424)       1,818,906       (4,565,195)      3,192,388
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------


   21,155,129      (3,336,653)    15,861,783      (13,624,713)     3,179,287        2,093,181        6,898,568      10,778,814
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------


    4,411,273      41,812,961      8,763,169      124,512,740      4,240,074      147,139,549        7,276,478     179,582,816
   (4,351,332)    (35,539,164)    (6,543,047)    (120,430,914)    (9,360,543)    (123,313,736)     (13,705,254)   (129,722,511)

   80,267,842        (448,940)    34,638,547       (6,163,888)    82,674,119        2,602,687      (26,698,433)     14,274,156
      (20,695)        (18,250)       (42,357)         (39,860)       (42,696)         (28,921)         (52,727)        (43,964)
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------



   80,307,088       5,806,607     36,816,312       (2,121,922)    77,510,954       26,399,579      (33,179,936)     64,090,497
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------

  101,462,217       2,469,954     52,678,095      (15,746,635)    80,690,241       28,492,760      (26,281,368)     74,869,311


   27,662,104      25,192,150     60,442,016       76,188,651     75,035,680       46,542,921      125,392,453      50,523,142
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------
$ 129,124,321    $ 27,662,104   $113,120,111    $  60,442,016   $155,725,921    $  75,035,681    $  99,111,085   $ 125,392,453
=============    ============   ============    =============   ============    =============    =============   =============

    2,765,674       2,740,092      5,015,023        5,642,672      6,820,564        4,689,426       10,343,952       4,741,994
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------
   31,564,018       3,775,994     45,192,735       10,909,016    104,115,853       15,323,511      117,864,173      15,129,191
  (25,314,118)     (3,750,412)   (42,744,025)     (11,536,665)   (98,084,856)     (13,192,373)    (120,701,417)     (9,527,232)
-------------    ------------   ------------    -------------   ------------    -------------    -------------   -------------
    9,015,574       2,765,674      7,463,733        5,015,023     12,851,561        6,820,564        7,506,708      10,343,953
=============    ============   ============    =============   ============    =============    =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A47

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                               SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                                                            PROFUND VP RISING
                                       PROFUND VP PHARMACEUTICALS        PROFUND VP REAL ESTATE             RATES OPPORTUNITY
                                       ---------------------------    ----------------------------    -----------------------------
                                       01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005       01/01/2004
                                           TO              TO             TO               TO              TO               TO
                                       12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005       12/31/2004
                                      ------------    ------------   ------------    -------------    -------------   -------------
OPERATIONS
 Net investment income (loss) .....   $   (157,333)   $   (166,626)  $    254,179    $     429,605    $  (1,592,429)  $  (1,798,031)
 Capital gains distributions
  received ........................              0               0              0          550,017                0               0
 Realized gain (loss) on shares
  redeemed ........................     (1,122,276)     (1,947,106)     4,146,178        7,113,417      (10,980,246)    (18,329,479)
 Net change in unrealized gain
  (loss) on investments ...........        118,313         228,874     (3,088,873)       1,090,270          858,683      (1,444,712)
                                      ------------    ------------   ------------    -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      (1,161,296)     (1,884,858)     1,311,484        9,183,309      (11,713,992)    (21,572,222)
                                      ------------    ------------   ------------    -------------    -------------   -------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ......      1,931,824      37,049,510      5,435,592      280,813,809       11,800,512     180,164,050
 Surrenders, withdrawals and death
  benefits ........................     (1,462,155)    (32,924,328)    (9,413,765)    (266,281,775)     (10,298,221)   (175,305,955)
 Net transfers between other
  subaccounts or fixed rate option        (320,025)     (2,279,566)   (42,306,282)      20,565,021      (29,948,598)     87,835,932
 Withdrawal and other charges .....         (7,756)         (8,342)       (32,756)         (37,988)         (79,531)        (76,743)
                                      ------------    ------------   ------------    -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ..............        141,888       1,837,274    (46,317,211)      35,059,067      (28,525,838)     92,617,284
                                      ------------    ------------   ------------    -------------    -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................     (1,019,408)        (47,584)   (45,005,727)      44,242,376      (40,239,830)     71,045,062

NET ASSETS
 Beginning of period ..............     11,802,195      11,849,779     79,438,026       35,195,649      112,262,614      41,217,552
                                      ------------    ------------   ------------    -------------    -------------   -------------
 End of period ....................   $ 10,782,787    $ 11,802,195   $ 34,432,299    $  79,438,025    $  72,022,784   $ 112,262,614
                                      ============    ============   ============    =============    =============   =============

 Beginning units ..................      1,435,160       1,316,013      4,720,082        2,564,420       16,152,393       5,315,681
                                      ------------    ------------   ------------    -------------    -------------   -------------
 Units issued .....................     21,966,013       4,134,560     52,002,886       18,409,340       96,643,014      24,905,359
 Units redeemed ...................    (22,023,495)     (4,015,413)   (54,774,456)     (16,253,678)    (101,486,710)    (14,068,647)
                                      ------------    ------------   ------------    -------------    -------------   -------------
 Ending units .....................      1,377,678       1,435,160      1,948,512        4,720,082       11,308,697      16,152,393
                                      ============    ============   ============    =============    =============   =============


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A48


                                                   SUBACCOUNTS (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------

         PROFUND VP OTC             PROFUND VP SEMICONDUCTOR      PROFUND VP SMALL-CAP GROWTH      PROFUND VP SHORT MID-CAP
  -----------------------------    ---------------------------    ----------------------------    --------------------------
   01/01/2005      01/01/2004      01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005    11/22/2004*
       TO              TO              TO              TO             TO               TO              TO             TO
   12/31/2005      12/31/2004      12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------

 $  (1,379,561)   $  (1,782,358)  $   (157,142)   $   (155,402)  $ (2,152,508)   $  (1,676,156)   $    (46,657)  $      (560)
     7,811,980        4,125,262        785,426         282,922              0        7,368,302               0             0
    (4,629,562)        (259,753)       594,925      (2,994,085)     9,698,181        1,694,653        (567,605)      (27,539)
    (4,481,330)      (2,805,776)      (568,193)        450,633     (5,961,295)       7,215,231           1,990          (154)
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------


    (2,678,473)        (722,625)       655,016      (2,415,932)     1,584,378       14,602,030        (612,272)      (28,253)
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------


     7,352,107      350,881,858        562,186      52,161,125      5,976,270      392,610,601         205,673     6,262,337
   (15,180,033)    (304,757,784)    (1,751,519)    (48,543,036)   (17,395,709)    (319,687,479)       (741,926)   (5,718,914)

   (56,131,881)     (42,684,057)     3,371,504      (8,648,097)   (14,082,076)     (32,130,043)      4,714,483            29
       (67,221)         (88,523)        (5,311)         (7,648)       (74,352)         (55,017)           (890)          (14)
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------

   (64,027,028)       3,351,494      2,176,860      (5,037,656)   (25,575,867)      40,734,062       4,177,340       543,438
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------



   (66,705,501)       2,628,869      2,831,876      (7,453,588)   (23,991,489)      55,336,092       3,565,068       515,185


   156,072,573      153,443,704     10,852,914      18,306,502    208,744,200      153,408,108         515,185             0
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------
 $  89,367,072    $ 156,072,573   $ 13,684,790    $ 10,852,914   $184,752,711    $ 208,744,200    $  4,080,253   $   515,185
 =============    =============   ============    ============   ============    =============    ============   ===========

    20,721,420       25,158,040      1,507,011       1,915,121     16,740,590       14,600,310          53,108             0
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------
   124,185,705       49,451,071     28,313,768      10,508,049     95,896,401       33,784,874      15,236,965       642,768
  (133,440,900)     (53,887,691)   (28,042,939)    (10,916,159)   (98,840,023)     (31,644,594)    (14,818,203)     (589,660)
 -------------    -------------   ------------    ------------   ------------    -------------    ------------   -----------
    11,466,225       20,721,420      1,777,840       1,507,011     13,796,968       16,740,590         471,870        53,108
 =============    =============   ============    ============   ============    =============    ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A49

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                               SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------

                                          PROFUND VP SHORT OTC         PROFUND VP SHORT SMALL-CAP      PROFUND VP SMALL-CAP VALUE
                                      -----------------------------    ---------------------------    -----------------------------
                                       01/01/2005      01/01/2004      01/01/2005      11/22/2004*     01/01/2005       01/01/2004
                                           TO              TO              TO              TO              TO               TO
                                       12/31/2005      12/31/2004      12/31/2005      12/31/2004      12/31/2005       12/31/2004
                                     -------------    -------------   ------------    ------------    -------------   -------------
OPERATIONS
 Net investment income (loss) ....   $    (627,824)   $    (781,680)  $   (310,376)   $     (4,492)   $  (1,250,744)  $  (1,501,971)
 Capital gains distributions
  received .......................               0                0              0               0        4,378,979       3,807,926
 Realized gain (loss) on shares
  redeemed .......................      (2,642,526)     (17,662,809)      (330,716)       (278,391)      (2,347,922)      1,556,262
 Net change in unrealized gain
  (loss) on investments ..........         983,628          789,515         51,724         (18,842)      (2,947,373)      2,703,622
                                     -------------    -------------   ------------    ------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .....................      (2,286,722)     (17,654,974)      (589,368)       (301,725)      (2,167,060)      6,565,839
                                     -------------    -------------   ------------    ------------    -------------   -------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....       3,813,146      104,789,711        741,542      27,955,308        5,532,319     272,903,424
 Surrenders, withdrawals and
  death benefits .................      (5,474,728)    (151,441,661)    (3,374,183)    (25,109,258)      (9,324,505)   (211,281,779)
 Net transfers between other
  subaccounts or fixed rate
  option .........................      20,144,386       49,196,809      7,324,811          14,956     (108,388,922)    (39,676,841)
 Withdrawal and other charges ....         (24,994)         (40,595)        (7,790)            (56)         (42,348)        (50,173)
                                     -------------    -------------   ------------    ------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .............      18,457,810        2,504,264      4,684,380       2,860,950     (112,223,456)     21,894,631
                                     -------------    -------------   ------------    ------------    -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .........................      16,171,088      (15,150,710)     4,095,012       2,559,225     (114,390,516)     28,460,470

NET ASSETS
 Beginning of period .............      15,078,146       30,228,856      2,559,225               0      175,602,427     147,141,957
                                     -------------    -------------   ------------    ------------    -------------   -------------
 End of period ...................   $  31,249,234    $  15,078,146   $  6,654,237    $  2,559,225    $  61,211,911   $ 175,602,427
                                     =============    =============   ============    ============    =============   =============

 Beginning units .................       2,547,075        4,453,229        268,195               0       14,280,660      14,977,525
                                     -------------    -------------   ------------    ------------    -------------   -------------
 Units issued ....................     145,585,073       18,299,011     54,071,664       2,569,137       64,931,623      22,846,530
 Units redeemed ..................    (142,830,729)     (20,205,165)   (53,613,429)     (2,300,942)     (74,472,738)    (23,543,395)
                                     -------------    -------------   ------------    ------------    -------------   -------------
 Ending units ....................       5,301,419        2,547,075        726,430         268,195        4,739,545      14,280,660
                                     =============    =============   ============    ============    =============   =============


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A50


                                                    SUBACCOUNTS (CONTINUED)
  ---------------------------------------------------------------------------------------------------------------------------
                                         PROFUND VP
     PROFUND VP TECHNOLOGY           TELECOMMUNICATIONS           PROFUND VP ULTRAMID-CAP            PROFUND VP ULTRAOTC
  ---------------------------    ---------------------------    ----------------------------    -----------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005       01/01/2004
      TO              TO             TO              TO             TO               TO              TO               TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005       12/31/2004
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------

 $   (118,738)   $   (268,813)  $     60,003    $    (64,080)  $ (1,110,361)   $    (726,144)   $  (1,283,162)  $  (1,407,706)
      822,315         281,208        325,285         587,413      6,866,213        3,485,288        6,852,466      12,863,543
     (130,431)        367,554     (1,785,955)      1,225,650      9,409,770        3,782,255       (7,559,048)     (2,694,317)
     (783,217)       (303,835)      (336,755)       (424,206)    (5,749,914)       3,074,174      (13,442,317)     (1,368,229)
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------


     (210,071)         76,114     (1,737,422)      1,324,777      9,415,708        9,615,573      (15,432,061)      7,393,291
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------


      583,804      49,815,686        794,354      45,674,038      7,524,308      211,471,637        5,966,744     219,502,132
   (2,238,446)    (46,655,172)      (960,905)    (47,960,972)   (11,146,887)    (175,910,781)      (8,909,398)   (174,124,978)

   (2,429,814)     (4,470,662)    (7,176,633)     11,372,363     (6,513,928)       4,919,822      (32,091,220)    (16,117,964)
       (6,882)        (11,980)        (7,535)        (12,100)       (38,214)         (26,774)         (82,854)        (92,894)
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------



   (4,091,338)     (1,322,128)    (7,350,719)      9,073,329    (10,174,721)      40,453,904      (35,116,728)     29,166,296
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------

   (4,301,409)     (1,246,014)    (9,088,141)     10,398,106       (759,013)      50,069,477      (50,548,789)     36,559,587


   19,542,081      20,788,095     17,888,285       7,490,179     88,421,543       38,352,066      146,749,771     110,190,184
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------
 $ 15,240,672    $ 19,542,081   $  8,800,144    $ 17,888,285   $ 87,662,530    $  88,421,543    $  96,200,982   $ 146,749,771
 ============    ============   ============    ============   ============    =============    =============   =============

    3,441,646       3,794,916      2,863,053       1,363,145      6,891,212        3,833,081       80,485,280      77,397,873
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------
   19,187,625       9,514,918     19,445,020       7,484,584     67,888,729       18,871,697      297,842,371     105,129,315
  (19,931,893)     (9,868,188)   (21,019,301)     (5,984,676)   (69,297,634)     (15,813,566)    (323,085,872)   (102,041,908)
 ------------    ------------   ------------    ------------   ------------    -------------    -------------   -------------
    2,697,378       3,441,646      1,288,772       2,863,053      5,482,307        6,891,212       55,241,779      80,485,280
 ============    ============   ============    ============   ============    =============    =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




                                      A51

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                            SUBACCOUNTS
                                     -------------------------------------------------------------------------------------------
                                      PROFUND VP ULTRASMALL-CAP          PROFUND VP UTILITIES       PROFUND VP LARGE-CAP GROWTH
                                    -----------------------------    ---------------------------     ---------------------------
                                     01/01/2005       01/01/2004      01/01/2005     01/01/2004      01/01/2005     11/22/2004*
                                         TO               TO              TO             TO              TO              TO
                                     12/31/2005       12/31/2004      12/31/2005     12/31/2004      12/31/2005      12/31/2004
                                    -------------   -------------    ------------   ------------    ------------    ------------
OPERATIONS
 Net investment income (loss)...    $    (755,663)  $  (1,047,697)   $   (809,754)  $   (146,714)   $   (465,646)   $     (2,174)
 Capital gains distributions
  received......................       18,244,402      18,031,685       1,014,460        808,644          37,408               0
 Realized gain (loss) on shares
  redeemed......................      (23,102,302)     (4,337,964)     11,077,495      5,764,341        (965,389)         40,032
 Net change in unrealized gain
  (loss) on investments.........       (8,682,048)      5,308,980      (4,493,364)     1,586,102       1,959,326           3,336
                                    -------------   -------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................      (14,295,611)     17,955,004       6,788,837      8,012,373         565,699          41,194
                                    -------------   -------------    ------------   ------------    ------------    ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments....        2,795,219     373,302,552      10,963,878     83,382,335       1,427,046      15,549,730
 Surrenders, withdrawals and
  death benefits................       (7,227,810)   (277,920,616)    (13,127,754)   (87,376,767)     (3,949,473)    (12,101,756)
 Net transfers between other
  subaccounts or fixed rate
  option........................     (114,851,994)    (23,307,506)     19,316,864     25,318,531      81,528,974           9,175
 Withdrawal and other charges...          (29,959)        (40,297)        (54,514)       (20,960)        (12,611)            (25)
                                    -------------   -------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS............     (119,314,544)     72,034,133      17,098,474     21,303,139      78,993,936       3,457,124
                                    -------------   -------------    ------------   ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS........................     (133,610,155)     89,989,137      23,887,311     29,315,512      79,559,635       3,498,317

NET ASSETS
 Beginning of period............      173,324,393      83,335,256      51,953,128     22,637,616       3,498,317               0
                                    -------------   -------------    ------------   ------------    ------------    ------------
 End of period..................    $  39,714,238   $ 173,324,393    $ 75,840,439   $ 51,953,128    $ 83,057,952    $  3,498,317
                                    =============   =============    ============   ============    ============    ============

 Beginning units................       12,860,531       8,428,281       5,238,227      2,837,987         337,056               0
                                    -------------   -------------    ------------   ------------    ------------    ------------
 Units issued...................       60,522,358      31,044,516      51,187,865      9,638,489      33,596,884       1,392,312
 Units redeemed.................      (70,276,346)    (26,612,266)    (50,043,445)    (7,238,249)    (25,881,647)     (1,055,257)
                                    -------------   -------------    ------------   ------------    ------------    ------------
 Ending units...................        3,106,543      12,860,531       6,382,647      5,238,227       8,052,293         337,056
                                    =============   =============    ============   ============    ============    ============


 * Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A52


                                               SUBACCOUNTS (CONTINUED)
  ------------------------------------------------------------------------------------------------------------------
  PROFUND VP LARGE-CAP VALUE            RYDEX NOVA                     RYDEX OTC                   RYDEX URSA
  ---------------------------    -------------------------    ---------------------------    -----------------------
  01/01/2005     11/22/2004*     01/01/2005    01/01/2004     01/01/2005      01/01/2004     01/01/2005   01/01/2004
      TO              TO             TO            TO             TO              TO             TO           TO
  12/31/2005      12/31/2004     12/31/2005    12/31/2004     12/31/2005      12/31/2004     12/31/2005   12/31/2004
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------

 $   (577,488)   $     (4,419)  $   (89,557)   $  (137,716)  $   (469,917)   $   (609,061)   $  (18,602)  $  (25,465)
      250,803               0             0              0              0               0             0            0
       74,039          75,070    (1,322,171)    (2,102,222)   (10,481,921)    (10,418,039)      (95,269)    (104,480)
    1,387,939          11,961     1,570,348      3,462,275     10,257,626      13,930,012        89,201      (77,404)
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------


    1,135,293          82,612       158,620      1,222,337       (694,212)      2,902,912       (24,670)    (207,349)
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------


    2,450,671      51,280,905        29,578        324,821        234,090         450,929        17,801       11,167
   (4,393,787)    (46,819,843)   (1,063,774)    (1,611,122)    (4,847,675)     (6,177,548)     (109,939)    (272,966)

   74,495,738          17,801    (1,378,730)    (1,370,064)    (6,277,144)     (5,549,041)     (135,893)    (122,117)
      (17,309)           (383)       (9,100)       (11,644)       (56,833)        (70,379)       (1,206)      (1,945)
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------



   72,535,313       4,478,480    (2,422,026)    (2,668,009)   (10,947,562)    (11,346,039)     (229,237)    (385,861)
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------

   73,670,606       4,561,092    (2,263,406)    (1,445,672)   (11,641,774)     (8,443,127)     (253,907)    (593,210)


    4,561,092               0    10,006,127     11,451,799     41,863,950      50,307,077     1,435,194    2,028,404
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------
 $ 78,231,698    $  4,561,092   $ 7,742,721    $10,006,127   $ 30,222,176    $ 41,863,950    $1,181,287   $1,435,194
 ============    ============   ===========    ===========   ============    ============    ==========   ==========

      439,880               0     1,583,935      2,051,127      6,735,615       8,736,764       148,964      186,419
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------
   35,250,852       3,063,866        36,209         33,616        160,258          64,533         4,487        1,119
  (28,253,961)     (2,623,986)     (425,926)      (500,808)    (2,022,285)     (2,065,682)      (28,143)     (38,575)
 ------------    ------------   -----------    -----------   ------------    ------------    ----------   ----------
    7,436,771         439,880     1,194,218      1,583,935      4,873,588       6,735,615       125,308      148,964
 ============    ============   ===========    ===========   ============    ============    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------

                                                                       AIM V.I. FINANCIAL SERVICES
                                          AIM V.I. DYNAMICS FUND                  FUND                  AIM V.I. HEALTH CARE FUND
                                        ---------------------------    ---------------------------    -----------------------------
                                        01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005       01/01/2004
                                            TO              TO             TO              TO              TO               TO
                                        12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005       12/31/2004
                                       ------------    ------------   ------------    ------------    -------------   -------------
OPERATIONS
 Net investment income (loss) ......   $   (957,307)   $ (1,135,155)  $     12,883    $   (712,373)   $  (1,661,112)  $  (1,880,537)
 Capital gains distributions
  received .........................              0               0              0               0                0               0
 Realized gain (loss) on shares
  redeemed .........................      5,593,903       3,795,704      6,144,152       7,409,463        5,987,160       3,117,453
 Net change in unrealized gain
  (loss) on investments ............        220,686       4,101,854     (3,989,376)       (930,034)       2,357,983       5,071,601
                                       ------------    ------------   ------------    ------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .      4,857,282       6,762,403      2,167,659       5,767,056        6,684,031       6,308,517
                                       ------------    ------------   ------------    ------------    -------------   -------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .......      2,957,770      15,141,811      4,051,234      10,961,064        7,384,114      17,005,849
 Surrenders, withdrawals and death
  benefits .........................     (7,043,396)    (16,560,712)   (10,380,372)    (18,129,947)     (14,672,907)    (24,296,397)
 Net transfers between other
  subaccounts or fixed rate option .    (10,657,759)    (19,659,884)      (956,840)     (9,862,478)      (5,119,508)     (6,066,437)
 Withdrawal and other charges ......        (65,217)        (74,218)       (64,867)        (83,024)        (103,067)       (123,795)
                                       ------------    ------------   ------------    ------------    -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ...............    (14,808,602)    (21,153,003)    (7,350,845)    (17,114,385)     (12,511,368)    (13,480,780)
                                       ------------    ------------   ------------    ------------    -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................     (9,951,320)    (14,390,600)    (5,183,186)    (11,347,329)      (5,827,337)     (7,172,263)

NET ASSETS
 Beginning of period ...............     70,631,569      85,022,169     86,730,223      98,077,552      122,422,353     129,594,616
                                       ------------    ------------   ------------    ------------    -------------   -------------
 End of period .....................   $ 60,680,249    $ 70,631,569   $ 81,547,037    $ 86,730,223    $ 116,595,016   $ 122,422,353
                                       ============    ============   ============    ============    =============   =============

 Beginning units ...................      7,132,841       9,813,234      6,187,569       7,446,589        9,914,444      11,072,391
                                       ------------    ------------   ------------    ------------    -------------   -------------
 Units issued ......................      2,653,164       1,394,770      2,473,888         896,124        3,720,290       1,902,271
 Units redeemed ....................     (4,186,330)     (4,075,163)    (2,959,919)     (2,155,144)      (4,725,805)     (3,060,218)
                                       ------------    ------------   ------------    ------------    -------------   -------------
 Ending Units ......................      5,599,675       7,132,841      5,701,538       6,187,569        8,908,929       9,914,444
                                       ============    ============   ============    ============    =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A54


                                                SUBACCOUNTS (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------
                                    WFVT ADVANTAGE ASSET          WFVT ADVANTAGE EQUITY      WFVT ADVANTAGE C&B LARGE
  AIM V.I. - TECHNOLOGY FUND             ALLOCATION                      INCOME                      CAP VALUE
  ---------------------------    ---------------------------    -------------------------    -------------------------
  01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005    01/01/2004     01/01/2005     01/01/2004
      TO              TO             TO              TO             TO            TO             TO             TO
  12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005    12/31/2004     12/31/2005     12/31/2004
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------

 $ (1,075,230)   $ (1,297,404)  $    799,152    $    847,509   $   (36,610)   $    26,342    $  (121,382)  $    38,732
            0               0      2,837,057       4,535,919             0              0              0             0
    3,631,149       8,579,759     (2,230,900)     (1,273,446)    1,761,180      1,740,070        223,976      (747,628)
   (3,239,638)     (3,717,014)     2,790,365       6,487,238      (621,481)       810,492        190,367     2,640,626
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------


     (683,719)      3,565,341      4,195,674      10,597,220     1,103,089      2,576,904        292,961     1,931,730
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------


      989,497       4,630,496        117,682       3,502,211     2,570,521      9,019,978         84,880       930,005
   (9,370,373)    (16,196,995)   (22,380,323)    (22,298,301)   (4,033,262)    (8,135,452)    (2,875,633)   (3,348,113)

  (12,929,797)      9,632,776     (5,076,492)       (964,889)      (43,838)     5,357,257       (888,017)      (13,552)
      (91,055)       (104,486)       (58,231)        (58,410)      (24,633)       (20,411)        (9,774)      (11,044)
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------



  (21,401,728)     (2,038,209)   (27,397,364)    (19,819,389)   (1,531,212)     6,221,372     (3,688,544)   (2,442,704)
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------

  (22,085,447)      1,527,132    (23,201,690)     (9,222,169)     (428,123)     8,798,276     (3,395,583)     (510,974)


   94,451,413      92,924,281    142,216,127     151,438,296    31,951,408     23,153,132     21,280,543    21,791,517
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------
 $ 72,365,966    $ 94,451,413   $119,014,437    $142,216,127   $31,523,285    $31,951,408    $17,884,960   $21,280,543
 ============    ============   ============    ============   ===========    ===========    ===========   ===========

   18,009,965      18,239,131      6,330,630       7,245,117     2,903,073      2,327,701      2,342,679     2,644,097
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------
    1,833,492         843,898        197,309         207,891     1,594,800        810,628        164,458       111,534
   (6,178,776)     (1,073,064)    (1,404,777)     (1,122,378)   (1,790,744)      (235,256)      (573,256)     (412,952)
 ------------    ------------   ------------    ------------   -----------    -----------    -----------   -----------
   13,664,681      18,009,965      5,123,162       6,330,630     2,707,129      2,903,073      1,933,881     2,342,679
 ============    ============   ============    ============   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      A55

                            FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                     SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
                                                    WFVT ADVANTAGE LARGE           WFVT ADVANTAGE           WFVT ADVANTAGE LARGE
                                                        COMPANY CORE             INTERNATIONAL CORE            COMPANY GROWTH
                                                  -------------------------    -----------------------    -------------------------
                                                  01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005     01/01/2004
                                                      TO            TO            TO            TO            TO             TO
                                                  12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005     12/31/2004
                                                 -----------    -----------   ----------    ----------    -----------   -----------
OPERATIONS
 Net investment income (loss) ................   $  (252,519)   $  (510,677)  $   11,056    $  (31,870)   $  (169,721)  $  (216,982)
 Capital gains distributions received ........             0              0       71,964             0              0             0
 Realized gain (loss) on shares redeemed .....    (4,916,672)    (3,764,808)      75,345       (27,986)    (1,417,519)   (1,297,390)
 Net change in unrealized gain (loss) on
  investments ................................     3,831,210      6,459,005       47,770       265,552      2,046,487     1,744,184
                                                 -----------    -----------   ----------    ----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................    (1,337,981)     2,183,520      206,135       205,696        459,247       229,812
                                                 -----------    -----------   ----------    ----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .................        48,951        102,235        5,063       385,501         37,217     1,827,643
 Surrenders, withdrawals and death benefits ..    (6,706,898)    (6,658,746)    (494,805)     (421,867)    (1,860,226)   (2,644,022)
 Net transfers between other subaccounts or
  fixed rate option ..........................    (1,264,018)    (1,881,358)     133,569       226,025       (750,972)      189,399
 Withdrawal and other charges ................       (10,694)       (11,957)      (1,963)       (1,999)        (9,109)       (9,689)
                                                 -----------    -----------   ----------    ----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER TRANSACTIONS .    (7,932,659)    (8,449,826)    (358,136)      187,660     (2,583,090)     (636,669)
                                                 -----------    -----------   ----------    ----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......    (9,270,640)    (6,266,306)    (152,001)      393,356     (2,123,843)     (406,857)

NET ASSETS
 Beginning of period .........................    33,512,352     39,778,658    2,802,390     2,409,034     15,147,069    15,553,927
                                                 -----------    -----------   ----------    ----------    -----------   -----------
 End of period ...............................   $24,241,712    $33,512,352   $2,650,389    $2,802,390    $13,023,226   $15,147,070
                                                 ===========    ===========   ==========    ==========    ===========   ===========

 Beginning units .............................     1,872,553      2,373,768      326,851       309,343      1,766,952     1,878,768
                                                 -----------    -----------   ----------    ----------    -----------   -----------
 Units issued ................................        24,648          9,132       68,321        44,442        144,329       196,778
 Units redeemed ..............................      (490,904)      (510,347)    (106,526)      (26,934)      (455,587)     (308,594)
                                                 -----------    -----------   ----------    ----------    -----------   -----------
 Ending Units ................................     1,406,297      1,872,553      288,646       326,851      1,455,694     1,766,952
                                                 ===========    ===========   ==========    ==========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A56


                                SUBACCOUNTS (CONTINUED)
  ------------------------------------------------------------------------------------

                                 WFVT ADVANTAGE SMALL CAP      WFVT ADVANTAGE TOTAL
  WFVT ADVANTAGE MONEY MARKET             GROWTH                    RETURN BOND
  ---------------------------    ------------------------    -------------------------
  01/01/2005      01/01/2004    01/01/2005     01/01/2004    01/01/2005     01/01/2004
      TO              TO            TO             TO            TO             TO
  12/31/2005      12/31/2004    12/31/2005     12/31/2004    12/31/2005     12/31/2004
 ------------    ------------   ----------    -----------    -----------   -----------

 $    328,190    $   (294,314)  $  (75,548)   $   (83,672)   $   431,560   $   482,715
            0               0            0              0         81,999     1,477,381
            0               0     (877,683)    (1,905,464)        63,248       283,568
            0               0    1,143,935      2,654,276       (491,619)   (1,547,947)
 ------------    ------------   ----------    -----------    -----------   -----------


      328,190        (294,314)     190,704        665,140         85,188       695,717
 ------------    ------------   ----------    -----------    -----------   -----------


       57,446      16,359,519        6,675        386,622         36,960       259,731
  (29,714,645)    (42,664,912)    (646,569)      (842,591)    (3,229,909)   (4,156,082)

   21,685,204      14,522,832     (281,125)      (309,046)      (427,391)   (1,754,603)
      (14,379)        (16,001)      (3,751)        (4,379)        (6,964)       (6,444)
 ------------    ------------   ----------    -----------    -----------   -----------



   (7,986,374)    (11,798,562)    (924,770)      (769,394)    (3,627,304)   (5,657,398)
 ------------    ------------   ----------    -----------    -----------   -----------

   (7,658,184)    (12,092,876)    (734,066)      (104,254)    (3,542,116)   (4,961,681)


   34,621,069      46,713,945    5,945,665      6,049,919     21,323,260    26,284,941
 ------------    ------------   ----------    -----------    -----------   -----------
 $ 26,962,885    $ 34,621,069   $5,211,599    $ 5,945,665    $17,781,144   $21,323,260
 ============    ============   ==========    ===========    ===========   ===========

    2,745,812       3,678,382      635,944        735,016      1,599,730     2,027,228
 ------------    ------------   ----------    -----------    -----------   -----------
    2,453,740       1,324,371       30,043         32,712         42,234        18,679
   (3,084,440)     (2,256,941)    (136,143)      (131,784)      (313,278)     (446,177)
 ------------    ------------   ----------    -----------    -----------   -----------
    2,115,112       2,745,812      529,844        635,944      1,328,686     1,599,730
 ============    ============   ==========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A57

                           FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004

                                                               LIBERTY ASSET ALLOCATION VS       LIBERTY FEDERAL SECURITIES VS
                                                                        (RESTATED)                         (RESTATED)
                                                             --------------------------------   --------------------------------
                                                                1/1/2005         1/1/2004          1/1/2005         1/1/2004
                                                                   to               to                to               to
                                                               12/31/2005       12/31/2004        12/31/2005       12/31/2004
                                                             ---------------  ---------------------------------  ---------------
OPERATIONS
              Net Investment income (loss) ................   $    311,378    $     363,029    $      203,536   $      288,048
              Capital gains distributions received  .......              0                0            14,062            8,001
              Realized gain (loss) on shares redeemed......      1,584,163        1,348,794           (48,840)           1,738
              Net change in unrealized gain (loss) on
                 investments ..............................     (1,109,639)         160,511          (119,958)        (102,872)
                                                             ---------------  ---------------   ---------------  ---------------

NET  INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS....................        785,902        1,872,334            48,800          194,915
                                                             ---------------  ---------------   ---------------  ---------------

CONTRACT OWNER TRANSACTIONS
              Contract owner net payments .................         31,016           71,183            (3,500)          47,740
              Surrenders, withdrawals and death benefits ..     (5,389,313)      (6,302,886)         (916,241)      (2,714,651)
              Net transfers between other
                 subaccounts or fixed rate option .........     (1,436,807)      (1,013,302)         (600,581)        (522,215)
              Withdrawal and other charges.................        (20,233)         (29,046)           (3,673)          (7,106)
                                                             ---------------  ---------------   ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM CONTRACT OWNER
              TRANSACTIONS.................................     (6,815,337)      (7,274,051)       (1,523,995)      (3,196,232)

TOTAL INCREASE (DECREASE) IN
              NET ASSETS ..................................     (6,029,435)      (5,401,717)       (1,475,195)      (3,001,317)
                                                             ---------------  ---------------   ---------------  ---------------

NET ASSETS
              Beginning of period..........................     21,141,438       26,543,155         4,911,341        7,912,658
                                                             ---------------  ---------------   ---------------  ---------------

              End of period ...............................  $  15,112,003    $  21,141,438     $   3,436,146    $   4,911,341
                                                             ===============  ===============   ===============  ===============


              Beginning units..............................      1,615,224        2,207,046           471,593          781,490
                                                             ---------------  ---------------   ---------------  ---------------
              Units issued.................................         27,456            9,581             3,457           11,179
              Units redeemed...............................       (547,939)        (601,403)         (150,163)        (321,076)
                                                             ---------------  ---------------   ---------------  ---------------
              Ending Units.................................      1,094,741        1,615,224           324,887          471,593
                                                             ===============  ===============   ===============  ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A58

                        NOTES TO FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("Variable Account B")

NOTE 1:   GENERAL

          American Skandia Life Assurance Corporation Variable Account B, also referred to as the "Separate Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. American Skandia Life Assurance Corporation ("American Skandia" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Separate Account, pursuant to Connecticut law on November 25, 1987. Under ss.38a-433 of the Connecticut General Statutes, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by American Skandia. However, the Separate Account's obligations, including insurance benefits related to the annuities, are the obligations of American Skandia.

          The Separate Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by American Skandia. The following is a list of each variable annuity product funded through the Separate Account.

LifeVest Personal Security Annuity ("PSA")               Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra Credit")
Alliance Capital Navigator ("ACN")                       Evergreen Skandia Harvester XTra Credit ("Harvester XTra Credit")
American Skandia Advisor Plan ("ASAP")                   American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")             American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity             American Skandia XTra Credit FOUR Premier ("XTra Credit FOUR Premier")
   ("Harvester Variable Annuity")                        American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan II Premier                 American Skandia Protector ("AS Protector")
   ("ASAP II Premier")                                   Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
American Skandia Advisor Plan III ("ASAP III")           Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach VA+")
American Skandia Apex ("Apex")                           American Skandia Advisors Choice ("Choice")
Wells Fargo Stagecoach Apex                              American Skandia Advisors Choice 2000 ("Choice 2000")
American Skandia Apex II ("Apex II")                     American Skandia Impact ("AS Impact")
American Skandia LifeVest ("ASL")                        Defined Investments Annuity
Wells Fargo Stagecoach Variable Annuity Flex             Galaxy Variable Annuity III ("Galaxy III")
   ("Stagecoach Flex")                                   American Skandia Advisors Income Annuity ("ASAIA")
American Skandia LifeVest Premier ("ASL Premier")        American Skandia Variable Immediate Annuity ("ASVIA")
American Skandia LifeVest II ("ASL II")                  Stagecoach ASAP III
American Skandia LifeVest II Premier ("ASL II Premier")
American Skandia XTra Credit ("XTra Credit")
Stagecoach Apex II
Stagecoach XTra Credit SIX

The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The Separate Account consists of one hundred and twenty-three subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Separate Account.


                                      A59

          The name of each Portfolio and the corresponding subaccount name are as follows:

AMERICAN SKANDIA TRUST                        WELLS FARGO VARIABLE TRUST                    PROFUNDS VP
AST AllianceBernstein Growth & Income         Advantage Asset Allocation                    Asia 30
AST T. Rowe Price Large-Cap Growth            Advantage Equity Income                       Banks
AST American Century Income & Growth          Advantage C&B Large Cap Value                 Bear
AST American Century Strategic Balanced       Advantage Large Company Core                  Biotechnology
AST Money Market                              Advantage International Core                  Basic Materials
AST Cohen & Steers Real Estate                Advantage Large Company Growth                UltraBull
AST Global Allocation                         Advantage Money Market                        Bull
AST DeAm Large-Cap Value Portfolio            Advantage Small Cap Growth                    Consumer Services
AST DeAm Small-Cap Growth Portfolio           Advantage Total Return Bond                   ConsumerGoodsPortfolio
AST DeAm Small-Cap Value Portfolio                                                          Oil & Gas
AST Goldman Sachs High Yield                  EVERGREEN VARIABLE ANNUITY TRUST              Europe 30
AST Federated Aggressive Growth               Balanced                                      Financials
AST Mid-Cap Value                             Growth                                        U.S. Government Plus
AST Small-Cap Value                           International Equity                          Health Care
AST Goldman Sachs Concentrated Growth         Fundamental Large Cap                         High Yield
AST Goldman Sachs Mid-Cap Growth              Omega                                         Industrials
AST Goldman Sachs Small Cap Value             Special Values                                Internet
AST Large-Cap Value                           Strategic Income                              Japan
AST Lord Abbett Bond Debenture                                                              Precious Metals
AST Marsico Capital Growth                    FIRST DEFINED PORTFOLIO FUND LLC              Mid-Cap Growth
AST MFS Growth                                First Trust* Managed VIP                      Mid-Cap Value
AST Neuberger & Berman Mid-Cap Growth         First Trust* The Dow Target 10                Pharmaceuticals
AST Neuberger & Berman Mid-Cap Value          First Trust* Global DividendTarget 15         Real Estate
AST Small Cap Growth                          First Trust* S&P Target 24                    Rising Rates Opportunity
AST PIMCO Limited Maturity Bond               First Trust* NASDAQ Target 15                 OTC
AST PIMCO Total Return Bond                   First Trust* Value Line* Target 25            Semiconductor
AST AllianceBernstein Core Value              First Trust* 10 Uncommon Values               Small-Cap Growth
AST AllianceBernstein Managed Index 500       First Trust* Energy Sector                    Short Mid-Cap
AST T. Rowe Price Natural Resources           First Trust* Financial Services               Short OTC
AST T. Rowe Price Asset Allocation            First Trust* PharmHealth Sector               Short Small-Cap
AST LSV International Value                   First Trust* Technology                       Small-Cap Value
AST MFS Global Equity                         First Trust* Dow Target Dividend              Technology
AST JP Morgan International Equity                                                          Telecommunications
AST T. Rowe Price Global Bond                 AIM VARIABLE INVESTMENT FUNDS, INC            Ultra Mid-Cap
AST William Blair International Growth        Dynamics                                      Ultra OTC
AST Aggressive Asset Allocation               Financial Services                            Ultra Small-Cap
AST Capital Growth Asset Allocation           Global Health Care                            Utilities
AST Balanced Asset Allocation                 Technology                                    Large-Cap Growth
AST Conservative Asset Allocation                                                           Large-Cap Value
AST Preservation Asset Allocation             LIBERTY VARIABLE INVESTMENT TRUST
                                              Columbia High Yield VS                        RYDEX VARIABLE TRUST
GARTMORE FUNDS                                Columbia Large Cap Growth Stock, VS           Nova
GVIT Developing Markets                       Liberty Asset Allocation VS                   Ursa
                                              Liberty Federal Securities VS                 OTC
PRUDENTIAL SERIES FUNDS                       Liberty Money Market VS
SP William Blair International Growth         Liberty Small Company Growth VS               DAVIS FUNDS
                                                                                            Value Fund

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.


                                      A60

          Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

RESTATEMENT OF LIBERTY ASSET ALLOCATION VS AND LIBERTY FEDERAL
SECURITIES VS SUBACCOUNTS

In 2004, the mutual funds in which the Liberty Asset Allocation VS and the Liberty Federal Securities VS subaccounts were invested declared a dividend which was automatically reinvested in the fund shares. The dividend and the shares were omitted in error from the subaccounts' records.

The restatement reflects the effects of correcting the error, which includes recognition of the following:

a) Dividend income and additional shares received in 2004, as well as the income earned on the additional shares in 2005.

b) Realized gain on sale of the shares in 2005 and a corresponding receivable from the insurance company, along with adjustments to the receivable for subsequent changes in the value of the shares sold.

c) A payable to reflect the additional amounts due to unitholders that withdrew or transferred out of the subaccount, along with a corresponding charge to capital transactions.

Effects of the restatement by line item follow:

Statement of Financial Position

LIBERTY ASSET ALLOCATION VS

                                                                              2005                        2004
                                                                     ----------------------      ----------------------
                                                                        As                          As
                                                                    previously       As          previously        As
At December 31 (In Thousands)                                        reported      restated       reported      restated
                                                                    ----------     --------       --------      --------
Assets

Investment in the portfolios, at value ..........................    $ 14,772      $ 14,772      $ 20,666      $ 21,307
Receivable from American Skandia
   Life Assurance Corporation ...................................           0           683             0             0
                                                                     --------      --------      --------      --------
Total Assets ....................................................      14,772        15,455        20,666        21,307

Liabilities

Payable to former unitholders ...................................           0           343             0           166
                                                                     --------      --------      --------      --------

Net Assets

Attributable accumulation units .................................    $ 14,772      $ 15,112      $ 20,666      $ 21,141
                                                                     ========      ========      ========      ========

Units Outstanding ...............................................       1,095         1,095         1,615         1,615
                                                                     ========      ========      ========      ========

Portfolio shares held ...........................................         959           959         1,394         1,437
Portfolio net asset value per share .............................    $  15.40      $  15.40      $  14.83      $  14.83
Investment in portfolio shares, at cost .........................    $ 11,090      $ 11,090      $ 15,920      $ 16,515

------------------------------------------------------------------------------------------------------------------------

Dividend Income .................................................    $    465      $    481      $      0      $    595
                                                                     --------      --------      --------      --------

Charges to the Contract owners for
assuming mortality risk and expense
risk and for administration .....................................         170           170           232           232
                                                                     --------      --------      --------      --------

Net Investment Income (Loss) ....................................         295           311          (232)          363
                                                                     --------      --------      --------      --------

Capital gains distributions received ............................           0             0             0             0
Realized gain (loss) on shares redeemed .........................       1,563         1,584         1,349         1,349
Net change in unrealized gain (loss) on
Investments .....................................................      (1,063)       (1,109)          114           160
                                                                     --------      --------      --------      --------

Net Gain (Loss) on Investment ...................................         500           475         1,463         1,509
                                                                     --------      --------      --------      --------

Net Increase (Decrease) In Net Assets
Resulting from Operations .......................................    $    795      $    786      $  1,231      $  1,872
                                                                     ========      ========      ========      ========

------------------------------------------------------------------------------------------------------------------------

Net Investment income (loss) ....................................    $    295      $    311      $   (232)     $    363
Capital gains distributions received ............................           0             0             0             0
Realized gain (loss) on shares ..................................       1,562         1,584         1,349         1,349
Net change in unrealized gain (loss) on
investments .....................................................      (1,063)       (1,109)          114           160
                                                                     --------      --------      --------      --------

Net Increase (Decrease) in Net Assets
Resulting from Operations .......................................         794           786         1,231         1,872
                                                                     --------      --------      --------      --------


Contract owner net payments .....................................          31            31            71            71
Surrenders, withdrawals and death benefits ......................      (5,389)       (5,389)       (6,303)       (6,303)
Net transfers between Other
  subaccounts or fixed rate option ..............................      (1,310)       (1,437)         (847)       (1,013)
Withdrawal and other charges ....................................         (20)          (20)          (29)          (29)
                                                                     --------      --------      --------      --------

Net Increase (Decrease) in Net Assets
Resulting from Contract Owner
Transactions ....................................................      (6,688)       (6,815)       (7,108)       (7,274)

Total Increase (Decrease) in Net Assets .........................      (5,894)       (6,029)       (5,877)       (5,402)

Net Assets

   Beginning of period ..........................................      20,666        21,141        26,543        26,543
                                                                     --------      --------      --------      --------

   End of period ................................................    $ 14,772      $ 15,112      $ 20,666      $ 21,141
                                                                     ========      ========      ========      ========

------------------------------------------------------------------------------------------------------------------------

Financial Highlights

Unit Value ......................................................    $13.49383     $13.80419     $12.79458     $13.08886

Net Assets ......................................................    $ 14,772      $ 15,112      $ 20,666      $ 21,141

Investment Income Ratio .........................................        2.75%         2.77%         0.00%         2.52%

Total Return ....................................................        5.47%         5.47%         6.39%         8.83%

------------------------------------------------------------------------------------------------------------------------

                                      A61

LIBERTY FEDERAL SECURITIES VS

                                                                              2005                        2004
                                                                    -----------------------     -----------------------
                                                                        As                          As
                                                                    previously        As        previously        As
At December 31 (In Thousands) ...................................    reported      restated      reported      restated
                                                                     --------      --------      --------      --------
Assets

Investment in the portfolios, at value ..........................    $  3,275      $  3,275      $  4,681      $  5,043
Receivable from American Skandia
   Life Assurance Corporation ...................................           0           371             0             0
                                                                     --------      --------      --------      --------
Total Assets ....................................................       3,275         3,646         4,681         5,043

Liabilities

Payable to former unitholders ...................................           0           210             0           132
                                                                     --------      --------      --------      --------

Net Assets

Attributable accumulation Units .................................    $  3,275      $  3,436      $  4,681      $  4,911
                                                                     ========      ========      ========      ========

Units Outstanding ...............................................         325           325           472           472
                                                                     ========      ========      ========      ========

Portfolio shares held ...........................................         306           306           422           455
Portfolio net asset value per share .............................    $  10.71      $  10.71      $  11.09      $  11.09
Investment in portfolio shares, at cost .........................    $  3,349      $  3,349      $  4,640      $  4,997

------------------------------------------------------------------------------------------------------------------------

Dividend Income .................................................    $    221      $    242      $      0      $    349
                                                                     --------      --------      --------      --------

Charges to the Contract owners for
assuming mortality risk and expense
risk and for administration .....................................          38            38            61            61
                                                                     --------      --------      --------      --------

Net Investment Income (Loss) ....................................         183           204           (61)          288
                                                                     --------      --------      --------      --------

Capital gains distributions received ............................          13            14             0             8
Realized gain (loss) on shares redeemed .........................         (21)          (49)            2             2
Net change in unrealized gain (loss) on
Investments .....................................................        (115)         (120)         (108)         (103)
                                                                     --------      --------      --------      --------

Net Gain (Loss) on Investment ...................................        (123)         (155)         (106)          (93)
                                                                     --------      --------      --------      --------

Net Increase (Decrease) In Net Assets
Resulting from Operations .......................................    $     60      $     49      $   (167)     $    195
                                                                     ========      ========      ========      ========

------------------------------------------------------------------------------------------------------------------------

Net Investment income (loss) ....................................    $    184      $    204      $    (61)     $    288
Capital gains distributions received ............................          13            14             0             8
Realized gain (loss) on shares ..................................         (22)          (49)            2             2
Net change in unrealized gain (loss) on
investments .....................................................        (115)         (120)         (108)         (103)
                                                                     --------      --------      --------      --------

Net Increase (Decrease) in Net Assets
Resulting from Operations .......................................          60            49          (167)          195
                                                                     --------      --------      --------      --------


Contract owner net payments .....................................          (4)           (3)           48            48
Surrenders, withdrawals and death benefits ......................        (916)         (916)       (2,715)       (2,715)
Net transfers between Other
  subaccounts or fixed rate option ..............................        (542)         (601)         (391)         (522)
Withdrawal and other charges ....................................          (4)           (4)           (7)           (7)
                                                                     --------      --------      --------      --------

Net Increase (Decrease) in Net Assets
Resulting from Contract Owner
Transactions ....................................................      (1,466)       (1,524)       (3,065)       (3,196)

Total Increase (Decrease) in Net Assets .........................      (1,406)       (1,475)       (3,232)       (3,001)

Net Assets

   Beginning of period ..........................................       4,681         4,911         7,913         7,913
                                                                     --------      --------      --------      --------

   End of period ................................................    $  3,275      $  3,436      $  4,681      $  4,911
                                                                     ========      ========      ========      ========

------------------------------------------------------------------------------------------------------------------------

Financial Highlights

Unit Value ......................................................    $10.07953     $10.57645     $9.92507      $10.41437

Net Assets ......................................................    $  3,275      $  3,436      $  4,681      $  4,911

Investment Income Ratio .........................................        5.85%         6.05%         0.00%         5.52%

Total Return ....................................................        1.56%         1.56%       -1.98%          2.86%

------------------------------------------------------------------------------------------------------------------------

                                      A62

NOTE 3:   TAXES

          American Skandia Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:   DISTRIBUTIONS RECEIVED

          Dividends accrued and/or accrued and paid by the Portfolios to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the applicable Portfolios and are recorded on the ex distribution date. Such additional full and fractional shares of the Portfolios are reflected in the daily calculation of the accumulation unit value for each Sub-account of the Separate Account.

NOTE 5:   PURCHASES AND SALES OF INVESTMENTS

          The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2005 were as follows:

                                                                             PURCHASES          SALES
                                                                         --------------  -----------------
AST AllianceBernstein Growth & Income. . . . . . . . . . . . . . . . .   $  941,585,289  $   (456,521,827)
AST T. Rowe Price Large-Cap Growth Portfolio . . . . . . . . . . . . .   $   89,116,574  $    (75,880,595)
AST American Century Income & Growth Portfolio . . . . . . . . . . . .   $   39,661,603  $   (119,418,584)
AST American Century Strategic Balanced Portfolio . . . . . . . . . . .  $   32,906,512  $    (68,686,396)
AST Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . .   $6,262,704,000  $ (6,043,072,802)
AST Cohen & Steers Real Estate Portfolio. . . . . . . . . . . . . . . .  $   96,242,422  $   (164,176,362)
AST Global Allocation . . . . . . . . . . . . . . . . . . . . . . . . .  $   20,865,523  $    (63,788,909)
AST DeAm Large-Cap Value Portfolio . . . . . . . . . . . . . . . . . .   $   67,553,449  $    (47,914,083)
AST DeAm Small-Cap Growth Portfolio . . . . . . . . . . . . . . . . . .  $   20,326,678  $    (96,931,365)
AST DeAm Small-Cap Value Portfolio. . . . . . . . . . . . . . . . . . .  $   64,141,336  $    (63,890,944)
AST Goldman Sachs High Yield Portfolio . . . . . . . . . . . . . . . .   $  459,511,160  $   (688,379,103)
AST Federated Aggressive Growth Portfolio . . . . . . . . . . . . . . .  $  242,593,944  $   (102,853,712)
AST Mid-Cap Value Portfolio . . . . . . . . . . . . . . . . . . . . . .  $   30,974,327  $    (74,543,044)
AST Small-Cap Value Portfolio . . . . . . . . . . . . . . . . . . . . .  $  294,909,645  $   (228,032,753)
AST Goldman Sachs Concentrated Growth Portfolio . . . . . . . . . . . .  $   19,477,799  $   (249,530,503)
AST Goldman Sachs Mid-Cap Growth Portfolio . . . . . . . . . . . . . .   $  164,129,593  $    (66,995,680)
AST Goldman Sachs Small Cap Value Portfolio . . . . . . . . . . . . . .  $    6,456,531  $    (82,356,031)
AST Large-Cap Value Portfolio . . . . . . . . . . . . . . . . . . . . .  $  175,366,196  $   (176,931,319)
AST Lord Abbett Bond Debenture Portfolio . . . . . . . . . . . . . . .   $  466,976,168  $   (244,103,371)
AST Marsico Capital Growth Portfolio . . . . . . . . . . . . . . . . .   $  960,082,631  $   (482,356,806)
AST MFS Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . .   $  126,311,933  $   (138,827,815)
AST Neuberger & Berman Mid-Cap Growth Portfolio . . . . . . . . . . . .  $  412,265,553  $   (146,707,819)
AST Neuberger & Berman Mid-Cap Value Portfolio . . . . . . . . . . . .   $  298,489,169  $   (300,331,424)
AST Small Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . .   $   40,934,517  $    (81,544,005)
AST PIMCO Limited Maturity Bond . . . . . . . . . . . . . . . . . . . .  $  722,012,117  $   (301,123,359)
AST PIMCO Total Return Bond Portfolio. . . . . . . . . . . . . . . . .   $  271,236,875  $   (898,703,475)
AST AllianceBernstein Core Value Portfolio . . . . . . . . . . . . . .   $   78,439,521  $    (98,529,929)
AST AllianceBernstein Managed Index 500 . . . . . . . . . . . . . . . .  $  169,363,679  $   (235,472,184)
AST T. Rowe Price Natural Resources Portfolio . . . . . . . . . . . . .  $  181,281,519  $   (115,481,696)
AST T. Rowe Price Asset Allocation Portfolio. . . . . . . . . . . . . .  $   74,610,524  $    (95,209,254)


                                      A63

                                                                                                 Purchases         Sales
                                                                                             ---------------    ---------------
AST LSV International Value ..............................................................   $    75,558,857    $   (83,953,739)
AST MFS Global Equity Portfolio ..........................................................   $    59,331,805    $   (86,913,596)
AST JP Morgan International Equity Portfolio .............................................   $   160,153,406    $  (118,717,081)
AST T. Rowe Price Global Bond Portfolio ..................................................   $   257,476,668    $   (83,702,254)
AST William Blair International Growth Portfolio .........................................   $   506,921,625    $  (369,474,203)
AST Aggressive Asset Allocation Portfolio ................................................   $    37,859,808    $    (3,695,499)
AST Capital Growth Asset Allocation Portfolio ............................................   $   223,795,696    $    (4,746,752)
AST Balanced Asset Allocation Portfolio ..................................................   $   194,597,280    $    (3,668,294)
AST Conservative Asset Allocation Portfolio ..............................................   $    42,797,859    $    (1,108,033)
AST Preservation Asset Allocation Portfolio ..............................................   $    12,200,350    $    (1,053,315)
Davis Value Portfolio ....................................................................   $     2,347,799    $      (986,375)
Evergreen VA Balanced Fund ...............................................................   $       292,176    $    (1,353,049)
Evergreen VA Growth Fund .................................................................   $    50,789,898    $   (11,843,898)
Evergreen VA International Equity Fund ...................................................   $    43,590,734    $   (18,212,565)
Evergreen VA Fundamental Large Cap Fund ..................................................   $     3,330,501    $    (1,179,092)
Evergreen VA Omega Fund ..................................................................   $    11,868,515    $   (24,036,928)
Evergreen VA Special Values Fund .........................................................   $     2,298,350    $    (1,016,670)
Evergreen VA Strategic Income Fund .......................................................   $     1,177,525    $    (1,215,581)
Columbia High Yield VS ...................................................................   $        93,223    $      (511,837)
Liberty Asset Allocation VS (restated) ...................................................   $        73,888    $    (7,564,233)
Liberty Federal Securities VS (restated) .................................................   $        65,057    $    (1,919,943)
Liberty Money Market VS ..................................................................   $     3,586,522    $    (4,419,223)
Liberty Small Company Growth VS ..........................................................   $        80,152    $      (601,324)
Columbia Large Cap Growth Stock VS .......................................................   $    18,067,992    $    (4,477,947)
Prudential SP William Blair International Growth .........................................   $    28,466,279    $   (15,226,776)
Gartmore GVIT Developing Markets .........................................................   $   205,687,042    $  (154,384,352)
First Trust The Dow Target 10  ...........................................................   $    16,486,050    $   (17,318,872)
First Trust 10 Uncommon Values ...........................................................   $       919,650    $    (3,743,606)
First Trust Energy Sector ................................................................   $     1,497,976    $    (2,221,611)
First Trust Financal Services ............................................................   $       656,902    $    (1,945,978)
First Trust PharmHealth Sector ...........................................................   $       366,866    $    (1,170,810)
First Trust Technology ...................................................................   $        42,103    $      (277,321)
First Trust Global Dividend Target 15 ....................................................   $    34,236,858    $   (23,231,033)
First Trust NASDAQ Target 15  ............................................................   $     3,890,991    $    (4,448,074)
First Trust S&P Target 24 ................................................................   $    15,287,763    $   (12,148,878)
First Trust Managed VIP ..................................................................   $   135,840,188    $   (72,522,722)
First Trust Value Line Target 25  ........................................................   $    46,179,817    $   (20,579,272)
First Trust Dow Target Dividend ..........................................................   $    75,543,646    $   (13,577,953)
ProFund VP Asia 30 .......................................................................   $   198,456,994    $  (177,356,903)
ProFund VP Banks .........................................................................   $    84,991,377    $   (85,878,116)
ProFund VP Bear ..........................................................................   $   691,169,454    $  (669,083,344)
ProFund VP Biotechnology .................................................................   $   172,790,254    $  (175,162,152)
ProFund VP Basic Materials ...............................................................   $   190,330,214    $  (180,309,954)
ProFund VP UltraBull .....................................................................   $   453,305,750    $  (497,989,863)
ProFund VP Bull ..........................................................................   $ 1,395,723,607    $(1,460,010,064)
ProFund VP Consumer Services .............................................................   $    59,221,071    $   (67,046,694)
ProFund VP Consumer Goods Portfolio ......................................................   $    89,767,032    $   (92,921,930)
ProFund VP Oil & Gas .....................................................................   $   509,800,584    $  (479,718,105)
ProFund VP Europe 30 .....................................................................   $   306,258,692    $  (330,496,933)
ProFund VP Financials ....................................................................   $    98,631,050    $   (95,165,561)
ProFund VP U.S. Government Plus ..........................................................   $   598,290,384    $  (554,952,953)
ProFund VP Health Care ...................................................................   $   218,230,644    $  (203,756,398)
ProFund VP High Yield ....................................................................   $   130,237,947    $   (95,669,640)
ProFund VP Industrials ...................................................................   $    69,407,167    $   (68,674,793)
ProFund VP Internet ......................................................................   $   185,253,713    $  (201,441,853)
ProFund VP Japan .........................................................................   $   236,750,968    $  (157,065,640)
ProFund VP Precious Metals ...............................................................   $   347,612,006    $  (311,795,194)
ProFund VP Mid-Cap Growth ................................................................   $   873,270,232    $  (797,003,412)
ProFund VP Mid-Cap Value .................................................................   $ 1,105,623,999    $(1,140,639,849)


                                      A64

                                                                                                    Purchases       Sales
                                                                                                -------------   -------------
ProFund VP Pharmaceuticals ..................................................................   $ 112,924,080   $(112,974,550)
ProFund VP Real Estate ......................................................................   $ 633,294,314   $(680,467,076)
ProFund VP Rising Rates Opportunity .........................................................   $ 377,721,448   $(407,839,717)
ProFund VP OTC ..............................................................................   $ 518,809,212   $(584,215,800)
ProFund VP Semiconductor ....................................................................   $ 137,755,535   $(135,735,818)
ProFund VP Small-Cap Growth .................................................................   $ 819,793,716   $(847,522,090)
ProFund VP Short Mid-Cap ....................................................................   $ 112,517,150   $(108,386,584)
ProFund VP Short OTC ........................................................................   $ 559,957,323   $(542,127,337)
ProFund VP Short Small-Cap ..................................................................   $ 346,373,503   $(341,999,500)
ProFund VP Small-Cap Value ..................................................................   $ 499,511,071   $(612,985,271)
ProFund VP Technology .......................................................................   $  80,920,888   $ (85,213,601)
ProFund VP Telecommunications ...............................................................   $  88,844,558   $ (96,350,006)
ProFund VP UltraMid-Cap .....................................................................   $ 573,656,592   $(584,941,674)
ProFund VP UltraOTC .........................................................................   $ 347,410,743   $(383,810,633)
ProFund VP UltraSmall-Cap ...................................................................   $ 442,376,647   $(562,446,855)
ProFund VP Utilities ........................................................................   $ 334,175,258   $(318,524,011)
ProFund VP Large-Cap Growth .................................................................   $ 282,159,895   $(203,632,488)
ProFund VP Large-Cap Value ..................................................................   $ 262,471,699   $(190,514,238)
Rydex Nova ..................................................................................   $      77,003   $  (2,615,502)
Rydex OTC ...................................................................................   $     116,072   $ (11,533,551)
Rydex Ursa ..................................................................................   $      53,251   $    (301,090)
AIM V.I. Dynamics Fund ......................................................................   $  18,474,819   $ (34,240,729)
AIM V.I. Financial Services Fund ............................................................   $  23,197,886   $ (31,636,749)
AIM V.I. Health Care Fund ...................................................................   $  24,922,718   $ (39,095,199)
AIM V.I. -- Technology Fund .................................................................   $   4,167,295   $ (26,644,254)
WFVT Advantage Asset Allocation .............................................................   $     901,437   $ (30,123,707)
WFVT Advantage Equity Income ................................................................   $  12,842,844   $ (14,877,106)
WFVT Advantage C&B Large Cap Value ..........................................................   $     984,830   $  (4,942,472)
WFVT Advantage Large Company Core ...........................................................   $      36,962   $  (8,361,212)
WFVT Advantage International Core ...........................................................   $     485,526   $    (883,015)
WFVT Advantage Large Company Growth .........................................................   $     831,082   $  (3,607,803)
WFVT Advantage Money Market .................................................................   $  12,296,227   $ (20,716,452)
WFVT Advantage Small Cap Growth .............................................................   $     229,045   $  (1,229,363)
WFVT Advantage Total Return Bond ............................................................   $     184,501   $  (4,088,253)

NOTE 6:   RELATED PARTY TRANSACTIONS

          Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

          The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

          The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

          The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.


                                      A65

Note 7:   Financial Highlights

          American Skandia Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

          The following table was developed by determining which products offered by American Skandia Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by American Skandia Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                         AT YEAR ENDED                                           FOR YEAR ENDED
                      ----------------------------------------------------    ---------------------------------------------------
                        UNITS                                       NET       INVESTMENT
                     OUTSTANDING           UNIT VALUE             ASSETS        INCOME      EXPENSE RATIO**    TOTAL RETURN***
                        (000S)       LOWEST  TO      HIGHEST      (000S)        RATIO*     LOWEST - HIGHEST  LOWEST TO    HIGHEST
                     -----------     ------------------------   ----------    ----------   ----------------  --------------------
                                                        AST ALLIANCEBERNSTEIN GROWTH & INCOME
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...   167,797      $11.74580 to    $28.96918   $2,733,461       1.08%        0.65 - 2.50%    2.16%  to     4.09%
December 31, 2004...   111,669      $11.49737 to    $27.83006   $2,126,109       0.70%        0.65 - 2.50%   10.29%  to    14.97%
December 31, 2003...    90,205      $12.70091 to    $25.23419   $1,806,873       1.11%        0.65 - 2.40%   29.25%  to    31.57%
December 31, 2002...    59,064      $ 9.82658 to    $19.17989   $1,146,240       0.86%        0.65 - 2.40%  -23.78%  to    -0.21%
December 31, 2001...    63,123      $28.17715 to    $28.17715   $1,778,635       0.51%        1.25 - 1.25%  -49.11%  to   -49.11%
                                                    AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...    18,694      $11.99910 to    $15.57709   $  248,066       0.00%        0.65 - 2.50%   13.52%  to    15.67%
December 31, 2004...    17,249      $10.56992 to    $13.46712   $  204,984       0.00%        0.65 - 2.50%    5.06%  to     5.70%
December 31, 2003...    19,858      $11.27094 to    $12.81863   $  230,630       0.00%        0.65 - 2.40%   22.90%  to    20.74%
December 31, 2002...    24,258      $ 9.33517 to    $10.43013   $  234,801       0.00%        0.65 - 2.40%  -31.43%  to    -0.80%
December 31, 2001...    29,478      $14.61415 to    $14.61415   $  430,800       0.00%        1.25 - 1.25%   62.12%  to    62.12%
                                                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...    27,143      $11.95769 to    $15.80446   $  382,331       1.73%        0.65 - 2.50%    2.02%  to     3.95%
December 31, 2004...    32,369      $11.72086 to    $15.20389   $  444,889       0.92%        0.65 - 2.50%   11.85%  to    17.21%
December 31, 2003...    23,661      $12.42720 to    $13.59275   $  297,694       1.25%        0.65 - 2.40%   25.69%  to    27.94%
December 31, 2002...    25,314      $ 9.88735 to    $10.62436   $  253,210       1.01%        0.65 - 2.40%  -20.34%  to    -0.14%
December 31, 2001...    27,386      $12.85666 to    $12.85666   $  352,096       0.74%        1.25 - 1.25%   -9.79%  to    -9.79%
                                                  AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...    13,907      $11.19489 to    $16.68539   $  199,852       1.70%        0.65 - 2.50%    2.00%  to     3.93%
December 31, 2004...    15,965      $10.97516 to    $16.05433   $  226,427       1.41%        0.65 - 2.50%    8.28%  to     9.75%
December 31, 2003...    16,878      $11.55842 to    $14.82731   $  226,926       2.10%        0.65 - 2.40%   16.02%  to    18.10%
December 31, 2002...    14,602      $ 9.96247 to    $12.55502   $  171,665       2.35%        0.65 - 2.40%  -10.33%  to    -0.05%
December 31, 2001...    14,370      $13.49746 to    $13.49746   $  193,957       1.90%        1.25 - 1.25%   -5.15%  to    -5.15%
                                                             AST MONEY MARKET PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...   139,358      $ 9.80561 to    $14.11325   $1,610,700       2.68%        0.65 - 2.50%    0.18%  to     2.07%
December 31, 2004...   113,670      $ 9.78845 to    $13.82701   $1,340,662       0.85%        0.65 - 2.50%    0.18%  to    -2.12%
December 31, 2003...   142,666      $ 9.80452 to    $13.80160   $1,735,627       0.64%        0.65 - 2.40%   -0.03%  to    -1.79%
December 31, 2002...   214,020      $ 9.98296 to    $13.80523   $2,711,657       1.28%        0.65 - 2.40%    0.63%  to    -0.02%
December 31, 2001...   184,612      $13.24469 to    $13.24469   $2,445,129       3.59%        1.25 - 1.25%    2.32%  to     2.32%
                                                      AST COHEN & STEERS REAL ESTATE PORTFOLIO
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...    18,374      $15.75675 to    $23.64628   $  399,859       1.49%        0.65 - 2.50%   11.96%  to    14.08%
December 31, 2004...    21,624      $14.07377 to    $20.72860   $  417,810       2.35%        0.65 - 2.50%   37.05%  to    40.74%
December 31, 2003...    19,867      $13.84411 to    $15.12485   $  284,339       3.24%        0.65 - 2.40%   34.14%  to    36.54%
December 31, 2002...    16,394      $10.32061 to    $11.07698   $  174,175       2.69%        0.65 - 2.40%    0.39%  to     1.98%
December 31, 2001...    12,268      $10.53729 to    $10.53729   $  129,276       3.06%        1.25 - 1.25%    1.41%  to     1.41%
                                                                AST GLOBAL ALLOCATION
                      -----------------------------------------------------------------------------------------------------------
December 31, 2005...    10,921      $11.70740 to    $20.43690   $  198,585       3.48%        0.65 - 2.50%    4.27%  to     6.24%
December 31, 2004...    12,928      $11.22783 to    $19.23581   $  227,847       1.17%        0.65 - 2.50%   10.37%  to    12.28%
December 31, 2003...    15,841      $11.58375 to    $17.42916   $  260,113       1.26%        0.65 - 2.40%   18.76%  to    16.66%
December 31, 2002...    19,851      $ 9.92908 to    $14.67652   $  279,799       3.87%        0.65 - 2.40%  -15.98%  to    -0.09%
December 31, 2001...    26,641      $17.38588 to    $17.38588   $  463,184       2.72%        1.25 - 1.25%  -12.97%  to   -12.97%


                                      A66


                                        AT YEAR ENDED                                            FOR YEAR ENDED
                     ----------------------------------------------------    ----------------------------------------------------
                       UNITS                                       NET       INVESTMENT
                    OUTSTANDING           UNIT VALUE             ASSETS        INCOME      EXPENSE RATIO**     TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST      (000S)        RATIO*     LOWEST - HIGHEST   LOWEST TO    HIGHEST
                    -----------     ------------------------   ----------    ----------   ----------------   --------------------
                                                        AST DEAM LARGE-CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   12,952      $12.46025 to    $ 13.0630   $  168,747       0.89%        0.65 - 2.50%     6.60%  to     8.62%
December 31, 2004...   11,312      $11.47150 to    $12.25374   $  135,506       0.73%        0.65 - 2.50%    17.40%  to    22.54%
December 31, 2003...    7,016      $ 9.77171 to    $12.32055   $   70,285       0.70%        0.65 - 2.40%    25.77%  to    23.56%
December 31, 2002...    5,641      $ 7.76938 to    $ 9.97143   $   43,855       0.34%        0.65 - 2.40%   -15.85%  to    -0.03%
December 31, 2001...    4,576      $ 9.15017 to    $ 9.15017   $   41,867       0.06%        1.25 - 1.25%    -6.86%  to    -6.86%
                                                        AST DEAM SMALL-CAP GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   25,315      $10.04561 to    $10.79424   $  249,998       0.00%        0.65 - 2.50%    -2.14%  to    -0.29%
December 31, 2004...   33,206      $10.07492 to    $11.03040   $  329,275       0.00%        0.65 - 2.50%     8.72%  to    10.30%
December 31, 2003...   43,078      $ 9.26658 to    $13.98439   $  390,757       0.00%        0.65 - 2.40%    46.62%  to    44.04%
December 31, 2002...   46,271      $ 6.31998 to    $ 9.70850   $  284,716       0.00%        0.65 - 2.40%   -26.94%  to    -0.35%
December 31, 2001...   60,704      $ 8.45605 to    $ 8.45605   $  513,314       0.00%        1.25 - 1.25%   -29.43%  to   -29.43%
                                                        AST DEAM SMALL-CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    7,609      $12.54150 to    $13.41301   $  107,012       0.14%        0.65 - 2.50%    -1.33%  to     0.53%
December 31, 2004...    7,655      $12.71086 to    $13.34194   $  106,466       0.17%        0.65 - 2.50%    21.32%  to    27.11%
December 31, 2003...    4,136      $10.99748 to    $14.10712   $   46,727       0.06%        0.65 - 2.40%    42.52%  to    40.02%
December 31, 2002...    1,070      $ 7.71623 to    $10.07542   $    8,255       0.00%        0.65 - 2.40%   -15.33%  to     0.09%
                                                      AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   39,067      $11.08735 to    $17.63140   $  576,165       7.99%        0.65 - 2.50%    -1.40%  to     0.47%
December 31, 2004...   53,427      $11.24489 to    $17.54975   $  798,600       7.93%        0.65 - 2.50%    10.36%  to    12.45%
December 31, 2003...   61,278      $12.17247 to    $15.90287   $  860,658       6.36%        0.65 - 2.40%    20.80%  to    18.67%
December 31, 2002...   47,108      $10.25746 to    $13.16510   $  571,449      10.51%        0.65 - 2.40%    -0.61%  to     0.31%
December 31, 2001...   39,130      $12.63987 to    $12.63987   $  494,604      10.89%        1.25 - 1.25%    -1.26%  to    -1.26%
                                                     AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   36,136      $11.28778 to    $13.48578   $  531,526       0.00%        0.65 - 2.50%     6.71%  to     8.73%
December 31, 2004...   24,666      $10.38145 to    $12.64000   $  346,354       0.00%        0.65 - 2.50%    22.26%  to    26.40%
December 31, 2003...   17,697      $ 8.49102 to    $16.30280   $  186,698       0.00%        0.65 - 2.40%    68.39%  to    65.43%
December 31, 2002...    7,054      $ 5.04253 to    $ 9.85500   $   38,808       0.00%        0.65 - 2.40%   -29.65%  to    -0.17%
December 31, 2001...    6,499      $ 7.10378 to    $ 7.10378   $   46,168       0.02%        1.25 - 1.25%   -21.73%  to   -21.73%
                                                             AST MID-CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   12,416      $12.44692 to    $12.49605   $  156,575       0.42%        0.65 - 2.50%     2.80%  to     4.74%
December 31, 2004...   15,879      $11.92999 to    $12.10784   $  191,481       0.27%        0.65 - 2.50%    14.57%  to    21.08%
December 31, 2003...   17,029      $10.41282 to    $13.30741   $  178,004       0.68%        0.65 - 2.40%    34.97%  to    32.60%
December 31, 2002...   14,512      $ 7.71483 to    $10.03600   $  110,955       0.72%        0.65 - 2.40%   -21.23%  to     0.04%
December 31, 2001...   14,935      $ 9.70605 to    $ 9.70605   $  144,956       0.03%        1.25 - 1.25%    -3.55%  to    -3.55%
                                                            AST SMALL-CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   60,672      $12.59028 to    $21.74339   $1,038,873       0.08%        0.65 - 2.50%     3.99%  to     5.95%
December 31, 2004...   53,139      $12.10770 to    $20.52193   $  909,575       0.01%        0.65 - 2.50%    15.68%  to    21.08%
December 31, 2003...   49,565      $13.35296 to    $17.74013   $  763,348       0.18%        0.65 - 2.40%    32.53%  to    34.90%
December 31, 2002...   40,877      $10.07575 to    $13.15059   $  493,563       0.45%        0.65 - 2.40%   (9.97%)  to     0.09%
December 31, 2001...   35,484      $14.08095 to    $14.08095   $  499,642       0.48%        1.25 - 1.25%     5.48%  to     5.48%
                                                   AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   33,371      $10.62353 to    $23.28207   $  728,589       0.54%        0.65 - 2.50%     0.75%  to     2.65%
December 31, 2004...   42,899      $10.54471 to    $22.68033   $  941,719       0.00%        0.65 - 2.50%     3.02%  to     5.45%
December 31, 2003...   49,868      $11.55992 to    $22.01610   $1,118,525       0.34%        0.65 - 2.40%    24.43%  to    22.24%
December 31, 2002...   60,040      $ 9.45638 to    $17.69288   $1,118,624       0.81%        0.65 - 2.40%   -30.29%  to    -0.66%
December 31, 2001...   84,116      $27.71234 to    $27.71234   $2,331,058       0.00%        1.25 - 1.25%   -32.63%  to   -32.63%
                                                     AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   52,068      $ 4.45507 to    $12.16699   $  388,958       0.00%        0.65 - 2.50%     2.15%  to     4.08%
December 31, 2004...   38,744      $ 4.28036 to    $11.91091   $  273,819       0.00%        0.65 - 2.50%    15.60%  to    19.11%
December 31, 2003...   30,465      $ 3.70271 to    $12.67532   $  158,036       0.00%        0.65 - 2.40%    30.74%  to    28.44%
December 31, 2002...   18,856      $ 2.83207 to    $ 9.86860   $   59,604       0.00%        0.65 - 2.40%   -27.93%  to    -0.16%
December 31, 2001...   17,046      $ 3.87997 to    $ 3.87997   $   66,137       0.08%        1.25 - 1.25%   -41.01%  to   -41.01%
                                                    AST GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   11,096      $16.69493 to    $24.87582   $  248,951       0.34%        0.65 - 2.40%     2.47%  to     4.30%
December 31, 2004...   14,436      $19.57911 to    $23.85041   $  314,031       0.22%        0.65 - 2.25%    19.39%  to    17.47%
December 31, 2003...   18,000      $16.66798 to    $19.97660   $  334,076       0.81%        0.65 - 2.25%    40.17%  to    37.91%
December 31, 2002...   22,932      $10.08818 to    $14.25182   $  308,289       0.42%        0.65 - 2.40%    -8.53%  to     0.11%
December 31, 2001...   26,221      $15.11539 to    $15.11539   $  396,339       0.00%        1.25 - 1.25%     8.37%  to     8.37%


                                      A67


                                           AT YEAR ENDED                                         FOR YEAR ENDED
                     ----------------------------------------------------    ----------------------------------------------------
                       UNITS                                       NET       INVESTMENT
                    OUTSTANDING           UNIT VALUE             ASSETS        INCOME      EXPENSE RATIO**     TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST      (000S)        RATIO*     LOWEST - HIGHEST   LOWEST TO    HIGHEST
                    -----------     ------------------------   ----------    ----------   ----------------   --------------------
                                                           AST LARGE-CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   34,769      $12.19413 to    $24.63567   $  659,997       0.88%        0.65 - 2.50%     3.80%  to     5.77%
December 31, 2004...   31,863      $11.74725 to    $23.29235   $  621,342       1.54%        0.65 - 2.50%    14.70%  to    17.47%
December 31, 2003...   34,632      $11.58059 to    $20.30746   $  624,660       2.46%        0.65 - 2.40%    19.16%  to    17.06%
December 31, 2002...   41,317      $ 9.89258 to    $17.04202   $  646,536       2.87%        0.65 - 2.40%   -18.02%  to    -0.13%
December 31, 2001...   48,596      $19.83795 to    $19.83795   $  964,044       2.30%        1.25 - 1.25%    -9.87%  to    -9.87%
                                           AST LORD ABBETT BOND DEBENTURE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   54,113      $10.73312 to    $13.09818   $  662,777       3.54%        0.65 - 2.50%    -1.36%  to     0.51%
December 31, 2004...   34,381      $10.88128 to    $13.03231   $  430,122       3.22%        0.65 - 2.50%     6.72%  to     8.81%
December 31, 2003...   29,164      $11.85070 to    $12.21222   $  345,377       3.32%        0.65 - 2.40%    17.97%  to    15.90%
December 31, 2002...   16,189      $10.22530 to    $10.35174   $  163,891       2.62%        0.65 - 2.40%    -0.25%  to     0.27%
December 31, 2001...    5,507      $10.28439 to    $10.28439   $   56,636       0.04%        1.25 - 1.25%     1.59%  to     1.59%
                                                       AST MARSICO CAPITAL GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...  206,076      $12.09065 to    $18.97741   $2,944,324       0.00%        0.65 - 2.50%     4.17%  to     6.14%
December 31, 2004...  153,174      $11.60677 to    $17.87989   $2,275,906       0.00%        0.65 - 2.50%    14.92%  to    16.07%
December 31, 2003...  124,378      $12.22664 to    $15.55853   $1,688,228       0.00%        0.65 - 2.40%    30.88%  to    28.58%
December 31, 2002...   96,160      $ 9.50890 to    $11.88719   $1,064,091       0.00%        0.65 - 2.40%   -16.11%  to    -0.59%
December 31, 2001...   85,896      $13.74439 to    $13.74439   $1,180,586       0.00%        1.25 - 1.25%   -22.81%  to   -22.81%
                                                             AST MFS GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   63,684      $ 8.25189 to    $11.40772   $  549,513       0.01%        0.65 - 2.50%     3.67%  to     5.63%
December 31, 2004...   66,404      $ 7.81177 to    $11.00344   $  529,399       0.00%        0.65 - 2.50%     9.96%  to    10.03%
December 31, 2003...   82,051      $ 7.10395 to    $11.34898   $  587,305       0.00%        0.65 - 2.40%    22.10%  to    19.95%
December 31, 2002...   90,640      $ 5.81829 to    $ 9.46164   $  520,897       0.00%        0.65 - 2.40%   -28.64%  to    -0.65%
December 31, 2001...  117,716      $ 8.01837 to    $ 8.01837   $  943,892       0.00%        1.25 - 1.25%   -22.78%  to   -22.78%
                                                  AST NEUBERGER & BERMAN MID-CAP GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   37,762      $12.95087 to    $22.91637   $  697,198       0.00%        0.65 - 2.50%    10.66%  to    12.76%
December 31, 2004...   24,055      $11.70285 to    $20.32356   $  391,202       0.00%        0.65 - 2.50%    15.31%  to    17.03%
December 31, 2003...   23,387      $12.11333 to    $17.62481   $  350,660       0.00%        0.65 - 2.40%    29.72%  to    27.43%
December 31, 2002...   22,949      $ 9.50570 to    $13.58723   $  280,547       0.00%        0.65 - 2.40%   -31.66%  to    -0.60%
December 31, 2001...   25,717      $18.95292 to    $18.95292   $  487,415       0.00%        1.25 - 1.25%   -26.83%  to   -26.83%
                                                  AST NEUBERGER & BERMAN MID-CAP VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   63,124      $14.17677 to    $32.65772   $1,446,831       0.14%        0.65 - 2.50%     9.26%  to    11.33%
December 31, 2004...   57,066      $12.97478 to    $29.33422   $1,293,638       0.10%        0.65 - 2.50%    22.04%  to    29.75%
December 31, 2003...   49,660      $13.26742 to    $24.03736   $1,011,755       0.21%        0.65 - 2.40%    35.44%  to    33.05%
December 31, 2002...   45,014      $ 9.97141 to    $17.74792   $  750,297       0.52%        0.65 - 2.40%   -11.14%  to    -0.03%
December 31, 2001...   47,298      $20.16254 to    $20.16254   $  953,654       0.14%        1.25 - 1.25%    -4.39%  to    -4.39%
                                                     AST SMALL CAP GROWTH
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   12,337      $ 9.22813 to    $18.22237   $  182,203       0.00%        0.65 - 2.50%    -1.04%  to     0.83%
December 31, 2004...   14,656      $ 9.32482 to    $18.07152   $  221,444       0.00%        0.65 - 2.50%    -7.55%  to     6.75%
December 31, 2003...   19,782      $13.42627 to    $19.54762   $  328,021       0.00%        0.65 - 2.40%    41.76%  to    44.30%
December 31, 2002...   20,229      $ 9.47098 to    $13.54636   $  246,737       0.00%        0.65 - 2.40%    -0.64%  to    -6.40%
December 31, 2001...   23,049      $19.83534 to    $19.83534   $  457,181       0.00%        1.25 - 1.25%    -7.78%  to    -7.78%
                                                          AST PIMCO LIMITED MATURITY BOND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...  142,948      $ 9.86775 to    $15.78739   $1,673,435       1.15%        0.65 - 2.50%    -0.90%  to     0.97%
December 31, 2004...   98,739      $ 9.95764 to    $15.63518   $1,227,262       3.16%        0.65 - 2.50%     1.40%  to    -0.42%
December 31, 2003...   74,966      $10.15911 to    $15.41935   $  998,795       2.15%        0.65 - 2.40%     2.61%  to     0.81%
December 31, 2002...   76,972      $10.07788 to    $15.02666   $1,051,871       4.35%        0.65 - 2.40%     5.52%  to     0.09%
December 31, 2001...   42,411      $13.61290 to    $13.61290   $  577,334       4.57%        1.25 - 1.25%     6.46%  to     6.46%
                                                       AST PIMCO TOTAL RETURN BOND PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...  109,303      $10.30972 to    $19.53471   $1,607,279       3.73%        0.65 - 2.50%    -0.05%  to     1.84%
December 31, 2004...  153,053      $10.31507 to    $19.18174   $2,195,640       3.96%        0.65 - 2.50%     4.28%  to     3.15%
December 31, 2003...  138,373      $10.44618 to    $18.39444   $2,076,469       3.64%        0.65 - 2.40%     4.64%  to     2.79%
December 31, 2002...  141,070      $10.16240 to    $17.57960   $2,216,132       3.90%        0.65 - 2.40%     8.51%  to     0.20%
December 31, 2001...   99,028      $15.45921 to    $15.45921   $1,530,902       4.73%        1.25 - 1.25%     7.34%  to     7.34%
                                                    AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   21,260      $12.20566 to    $13.16051   $  280,083       1.21%        0.65 - 2.50%     2.88%  to     4.83%
December 31, 2004...   22,498      $12.55472 to    $11.86399   $  285,690       1.31%        0.65 - 2.50%    13.18%  to    18.64%
December 31, 2003...   17,015      $11.09275 to    $12.61690   $  190,736       0.72%        0.65 - 2.40%    27.48%  to    25.23%
December 31, 2002...   22,845      $ 8.70189 to    $10.07482   $  198,132       0.18%        0.65 - 2.40%   -13.81%  to     0.09%
December 31, 2001...    4,208      $10.04472 to    $10.04472   $   42,267       0.00%        1.25 - 1.25%     0.30%  to     0.30%


                                      A68


                                        AT YEAR ENDED                                         FOR YEAR ENDED
                     ----------------------------------------------------    ----------------------------------------------------
                       UNITS                                       NET       INVESTMENT
                    OUTSTANDING           UNIT VALUE             ASSETS        INCOME      EXPENSE RATIO**     TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST      (000S)        RATIO*     LOWEST - HIGHEST   LOWEST TO    HIGHEST
                    -----------     ------------------------   ----------    ----------   ----------------   --------------------
                                                      AST ALLIANCEBERNSTEIN MANAGED INDEX 500
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   38,738      $11.42202 to    $13.89566   $  491,179      1.37%         0.65 - 2.50%     0.96%  to     2.87%
December 31, 2004...   43,544      $13.50788 to    $11.31331   $  544,672      0.84%         0.65 - 2.50%     9.27%  to    13.13%
December 31, 2003...   44,902      $12.36228 to    $12.18203   $  520,582      1.20%         0.65 - 2.40%    26.49%  to    24.26%
December 31, 2002...   45,680      $ 9.77329 to    $ 9.80334   $  424,773      1.15%         0.65 - 2.40%   -21.15%  to    -0.24%
December 31, 2001...   48,019      $12.02525 to    $12.02525   $  577,437      0.22%         1.25 - 1.25%   -11.28%  to   -11.28%
                                                   AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   12,696      $18.39757 to    $43.68918   $  380,931      0.23%         0.65 - 2.50%    28.13%  to    30.55%
December 31, 2004...    9,328      $14.35838 to    $33.46498   $  235,650      0.98%         0.65 - 2.50%    30.34%  to    43.58%
December 31, 2003...    8,215      $13.59594 to    $25.67566   $  168,885      1.40%         0.65 - 2.40%    32.65%  to    30.32%
December 31, 2002...    6,946      $10.43309 to    $19.35600   $  121,239      1.61%         0.65 - 2.40%    -6.15%  to     0.52%
December 31, 2001...    6,565      $19.71472 to    $19.71472   $  129,429      1.14%         1.25 - 1.25%    -0.71%  to    -0.71%
                                                   AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   22,882      $11.58355 to    $24.09982   $  421,752      1.86%         0.65 - 2.50%     2.07%  to     4.00%
December 31, 2004...   22,590      $11.34848 to    $23.17239   $  422,821      1.49%         0.65 - 2.50%    10.45%  to    13.48%
December 31, 2003...   19,493      $12.05097 to    $20.98013   $  353,143      2.41%         0.65 - 2.40%    23.21%  to    21.04%
December 31, 2002...   16,819      $ 9.95579 to    $17.02746   $  264,455      2.90%         0.65 - 2.40%   -10.47%  to    -0.05%
December 31, 2001...   17,579      $18.14920 to    $18.14920   $  319,047      3.10%         1.25 - 1.25%    -6.13%  to    -6.13%
                                                            AST LSV INTERNATIONAL VALUE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   12,495      $14.08614 to    $16.78896   $  187,615      1.51%         0.65 - 2.50%    10.87%  to    12.97%
December 31, 2004...   12,660      $12.70454 to    $14.86117   $  173,233      1.33%         0.65 - 2.50%    20.25%  to    27.05%
December 31, 2003...   12,065      $12.35885 to    $12.78833   $  139,255      0.55%         0.65 - 2.40%    30.70%  to    33.04%
December 31, 2002...   11,076      $ 9.28968 to    $ 9.78460   $   97,152      0.00%         0.65 - 2.40%   -17.57%  to    -0.26%
December 31, 2001...   13,627      $10.77267 to    $10.77267   $  146,802      0.00%         1.25 - 1.25%   -33.17%  to   -33.17%
                                                          AST MFS GLOBAL EQUITY PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   11,543      $12.58753 to    $13.00551   $  148,907      0.28%         0.65 - 2.50%     4.89%  to     6.87%
December 31, 2004...   13,548      $11.77784 to    $12.39912   $  164,748      0.18%         0.65 - 2.50%    17.62%  to    23.99%
December 31, 2003...   10,003      $10.01332 to    $12.23714   $  101,775      0.16%         0.65 - 2.40%    26.31%  to    24.09%
December 31, 2002...    7,512      $ 7.92749 to    $ 9.86156   $   59,354      0.01%         0.65 - 2.40%   -12.83%  to    -0.17%
December 31, 2001...    5,807      $ 8.94356 to    $ 8.94356   $   51,931      0.00%         1.25 - 1.25%   -11.23%  to   -11.23%
                                                   AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   22,661      $13.33803 to    $21.16585   $  460,659      1.07%         0.65 - 2.50%     8.25%  to    10.29%
December 31, 2004...   17,054      $12.32188 to    $19.19038   $  373,796      1.11%         0.65 - 2.50%    16.35%  to    23.22%
December 31, 2003...   15,962      $12.67966 to    $16.49397   $  332,696      0.78%         0.65 - 2.40%    29.75%  to    27.47%
December 31, 2002...   18,008      $ 9.94700 to    $12.71169   $  311,089      0.68%         0.65 - 2.40%   -18.95%  to    -0.06%
December 31, 2001...   17,389      $24.28248 to    $24.28248   $  422,245      0.19%         1.25 - 1.25%   -23.83%  to   -23.83%
                                                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   41,856      $10.18964 to    $14.62839   $  514,830      3.18%         0.65 - 2.50%    -6.87%  to    -5.10%
December 31, 2004...   26,802      $10.94108 to    $15.41527   $  360,549      5.66%         0.65 - 2.50%     7.93%  to     9.41%
December 31, 2003...   17,475      $11.35220 to    $14.28210   $  227,917      3.34%         0.65 - 2.40%    12.13%  to    10.15%
December 31, 2002...   17,342      $10.30570 to    $12.73722   $  208,098      0.00%         0.65 - 2.40%    14.28%  to     0.37%
December 31, 2001...    9,668      $10.61777 to    $10.61777   $  102,653      0.00%         1.25 - 1.25%     1.22%  to     1.22%
                                                 AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   98,133      $13.56645 to    $19.28436   $1,709,821      0.96%         0.65 - 2.50%    13.66%  to    15.80%
December 31, 2004...   85,371      $11.93649 to    $16.65262   $1,326,329      0.73%         0.65 - 2.50%    15.40%  to    19.36%
December 31, 2003...   46,082      $13.27734 to    $14.43084   $  628,233      0.00%         0.65 - 2.40%    39.17%  to    36.72%
December 31, 2002...   31,111      $ 9.71104 to    $10.36910   $  308,793      4.13%         0.65 - 2.40%   -26.15%  to    -0.35%
December 31, 2001...   40,507      $13.53568 to    $13.53568   $  548,295      6.01%         1.25 - 1.25%   -24.62%  to   -24.62%
                                      AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    3,409      $ 9.99132 to    $10.00500   $   34,084      0.00%         0.65 - 2.40%    -0.07%  to     0.06%
                                    AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   21,855      $10.00055 to    $10.01499   $  218,657      0.00%         0.65 - 2.50%     0.05%  to     0.16%
                                       AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   19,037      $10.01052 to    $10.02498   $  190,659      0.00%         0.65 - 2.50%     0.13%  to     0.26%
                                     AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    4,156      $10.02051 to    $10.03225   $   41,665      0.00%         1.00 - 2.50%     0.23%  to     0.33%
                                     AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    1,112      $10.03049 to    $10.04496   $   11,156      0.00%         0.65 - 2.50%     0.33%  to     0.46%


                                      A69


                                       AT YEAR ENDED                              FOR YEAR ENDED
                     --------------------------------------------------    -----------------------------
                       UNITS                                      NET      INVESTMENT
                    OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**       TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST     LOWEST TO    HIGHEST
                    -----------     ------------------------   --------    ----------   ----------------     --------------------
                                                    DAVIS VALUE PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     912       $11.04159 to    $15.21083   $ 10,162      1.09%         1.40 - 1.65%       7.64%  to     7.92%
December 31, 2004...     773       $10.23170 to    $14.13079   $  7,961      0.87%         1.40 - 1.65%      10.47%  to    10.75%
December 31, 2003...     737       $ 9.23818 to    $12.79116   $  6,827      0.86%         1.40 - 1.65%      27.62%  to    27.94%
December 31, 2002...     661       $ 7.22064 to    $10.01703   $  4,771      0.70%         1.40 - 2.15%     -17.43%  to     0.02%
December 31, 2001...     618       $ 8.74522 to    $ 8.74522   $  5,402      0.00%         1.25 - 1.25%     -12.01%  to   -12.01%
                                                           EVERGREEN VA BALANCED FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     704       $ 9.62335 to    $11.26309   $  6,791      2.34%         1.40 - 1.65%       3.56%  to     3.82%
December 31, 2004...     809       $ 9.26928 to    $10.87628   $  7,495      0.88%         1.40 - 1.65%       4.55%  to     4.82%
December 31, 2003...     887       $ 8.84327 to    $10.40282   $  7,842      2.25%         1.40 - 1.65%      13.86%  to    14.15%
December 31, 2002...     949       $ 7.74736 to    $ 9.92757   $  7,355      2.12%         1.40 - 2.40%     -10.93%  to    -0.09%
December 31, 2001...   1,020       $ 8.69795 to    $ 8.69795   $  8,870      2.32%         1.25 - 1.25%      -9.85%  to    -9.85%
                                     Evergreen VA Growth Fund (available April 15, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   4,019       $11.36821 to    $11.52122     46,002      0.00%         0.65 - 2.50%      15.79%  to    17.34%
                                                     EVERGREEN VA INTERNATIONAL EQUITY FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   4,304       $13.97774 to    $14.27529   $ 64,078      3.12%         0.65 - 2.50%      13.11%  to    15.24%
December 31, 2004...   2,417       $12.38709 to    $12.35815   $ 31,264      1.57%         0.65 - 2.50%      18.43%  to    23.58%
December 31, 2003...   1,730       $10.45925 to    $12.70623   $ 18,721      8.52%         0.65 - 2.40%       0.34%  to    28.03%
December 31, 2002...      46       $ 8.20595 to    $ 9.92414   $    377      1.43%         1.40 - 2.40%     -11.72%  to    -0.09%
December 31, 2001...      45       $ 9.29568 to    $ 9.29568   $    422      0.47%         1.25 - 1.25%     -16.80%  to   -16.80%
                                                     EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     765       $12.07080 to    $12.13421   $  9,286      1.02%         1.40 - 1.65%       7.22%  to     7.49%
December 31, 2004...     555       $11.25809 to    $11.28865   $  6,261      1.19%         1.40 - 1.65%       7.40%  to     7.68%
December 31, 2003...     575       $10.48384 to    $10.48210   $  6,027      0.03%         1.40 - 1.65%       0.36%  to     0.36%
                                                             EVERGREEN VA OMEGA FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   3,270       $10.28912 to    $11.05312   $ 28,491      0.22%         0.65 - 2.50%       1.26%  to     3.17%
December 31, 2004...   4,624       $ 9.97258 to    $10.91573   $ 39,972      0.00%         0.65 - 2.50%       6.52%  to     9.16%
December 31, 2003...   3,868       $ 9.36260 to    $13.12988   $ 28,768      0.00%         0.65 - 2.40%      36.68%  to    39.13%
December 31, 2002...   2,671       $ 6.72951 to    $ 9.60635   $ 13,350      0.00%         0.65 - 2.40%     -25.87%  to    -0.47%
December 31, 2001...   2,586       $ 6.70650 to    $ 6.70650   $ 17,342      0.00%         1.25 - 1.25%     -10.73%  to   -10.73%
                                                        EVERGREEN VA SPECIAL VALUES FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     393       $16.67261 to    $20.32795   $  7,894      1.09%         1.40 - 1.90%       8.66%  to     9.22%
December 31, 2004...     322       $15.42626 to    $18.61254   $  5,914      1.03%         1.40 - 1.65%      18.38%  to    18.69%
December 31, 2003...     312       $13.03070 to    $15.68227   $  4,887      0.12%         1.40 - 1.65%      27.38%  to    27.70%
December 31, 2002...     318       $10.22361 to    $12.28020   $  3,907      2.25%         1.40 - 2.15%     -13.82%  to     0.27%
December 31, 2001...     259       $14.24998 to    $14.24998   $  3,690      0.33%         1.25 - 1.25%      16.46%  to    16.46%
                                                       EVERGREEN VA STRATEGIC INCOME FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     480       $12.16009 to    $14.08098   $  6,740      4.97%         1.40 - 1.90%      -2.57%  to    -2.07%
December 31, 2004...     476       $12.54808 to    $14.37891   $  6,826      4.60%         1.40 - 1.65%       6.62%  to     6.89%
December 31, 2003...     521       $11.76889 to    $13.45177   $  7,002      0.00%         1.40 - 1.65%      14.47%  to    14.76%
December 31, 2002...     501       $10.27543 to    $11.72204   $  5,869      6.52%         1.40 - 2.15%       0.33%  to    13.91%
December 31, 2001...     341       $10.29093 to    $10.29093   $  3,512      8.57%         1.25 - 1.25%       4.72%  to     4.72%
                                                             COLUMBIA HIGH YIELD VS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      44       $14.20164 to    $14.20164   $    628      0.00%         1.00 - 1.00%       1.49%  to     1.49%
December 31, 2004...      74       $13.99309 to    $13.99309   $  1,029      5.02%         1.00 - 1.00%       5.99%  to     5.99%
December 31, 2003...     105       $13.20266 to    $13.20266   $  1,382      6.50%         1.00 - 1.00%      11.25%  to    11.25%
December 31, 2002...     113       $11.86806 to    $10.13980   $  1,337      0.13%         1.00 - 1.25%       1.40%  to     1.71%
                                                     LIBERTY ASSET ALLOCATION VS (restated)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   1,095       $13.80419 to    $13.80419   $ 15,112      2.77%         1.00 - 1.00%       5.47%  to     5.47%
December 31, 2004...   1,615       $13.08886 to    $13.08886   $ 21,141      2.52%         1.00 - 1.00%       8.83%  to     8.83%
December 31, 2003...   2,207       $12.02655 to    $12.02655   $ 26,543      0.00%         1.00 - 1.00%      15.10%  to    15.10%
                                                LIBERTY FEDERAL SECURITIES VS (restated)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     325       $10.57645 to    $10.57645   $  3,436      6.05%         1.00 - 1.00%       1.56%  to     1.56%
December 31, 2004...     472       $10.41437 to    $10.41437   $  4,911      5.52%         1.00 - 1.00%       2.86%  to     2.86%
December 31, 2003...     781       $10.12509 to    $10.12509   $  7,913      0.00%         1.00 - 1.00%       0.93%  to     0.93%

                                      A70


                                       AT YEAR ENDED                                             FOR YEAR ENDED
                     --------------------------------------------------    ------------------------------------------------------
                       UNITS                                      NET      INVESTMENT
                    OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**       TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST     LOWEST TO    HIGHEST
                    -----------     ------------------------   --------    ----------   ----------------     --------------------
                                                             LIBERTY MONEY MARKET VS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      321      $10.16333 to    $10.16333   $  3,259      2.96%         1.00 - 1.00%       2.03%  to     2.03%
December 31, 2004...      400      $ 9.96100 to    $ 9.96100   $  3,988      0.83%         1.00 - 1.00%      -0.14%  to    -0.14%
December 31, 2003...      591      $ 9.97455 to    $ 9.97455   $  5,895      0.13%         1.00 - 1.00%      -0.19%  to    -0.19%
                                                         LIBERTY SMALL COMPANY GROWTH VS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       82      $16.86565 to    $16.86565   $  1,386      0.01%         1.00 - 1.00%       1.69%  to     1.69%
December 31, 2004...      114      $16.58595 to    $16.58595   $  1,892      0.00%         1.00 - 1.00%      10.36%  to    10.36%
December 31, 2003...      152      $15.02855 to    $15.02855   $  2,278      0.00%         1.00 - 1.00%      36.51%  to    36.51%
                              Columbia Large Cap Growth Stock VS (available February 25, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    1,359      $10.45138 to    $10.47393   $ 14,238      0.68%         1.00 - 1.25%       3.81%  to     4.04%
                                                PRUDENTIAL SP WILLIAM BLAIR INTERNATIONAL GROWTH
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    2,709      $11.94145 to    $12.18096   $ 32,672      0.56%         0.65 - 2.50%      13.49%  to    15.63%
December 31, 2004...    1,458      $10.52413 to    $10.53434   $ 15,350      0.00%         0.65 - 2.50%      33.82%  to    39.61%
December 31, 2003...    2,705      $ 7.53808 to    $ 7.87202   $ 23,292      0.00%         0.65 - 2.25%      36.02%  to    38.24%
December 31, 2002...      697      $ 5.69455 to    $ 9.58259   $  4,152      0.00%         0.65 - 2.40%     -23.24%  to    -0.50%
December 31, 2001...      274      $ 7.39046 to    $ 7.39046   $  2,024      0.11%         1.25 - 1.25%     -17.52%  to   -17.52%
                                                        GARTMORE GVIT DEVELOPING MARKETS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   17,521      $14.97909 to    $16.29013   $293,345      0.53%         0.65 - 2.50%      28.24%  to    30.66%
December 31, 2004...   15,105      $11.46381 to    $12.70271   $185,833      0.55%         0.65 - 2.50%      19.00%  to    27.03%
December 31, 2003...   16,007      $ 9.63331 to    $15.47360   $157,916      0.08%         0.65 - 2.40%      55.87%  to    58.66%
December 31, 2002...   12,059      $ 6.07155 to    $ 9.92698   $ 70,889      0.13%         0.65 - 2.40%     -10.27%  to    -0.09%
December 31, 2001...   14,095      $ 6.50081 to    $ 6.50081   $ 91,630      0.00%         1.25 - 1.25%      -8.26%  to    -8.26%
                                                          FIRST TRUST THE DOW TARGET 10
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    1,226      $ 9.83399 to    $10.14565   $ 11,614      0.00%         0.65 - 2.50%      -5.63%  to    -3.85%
December 31, 2004...    1,295      $10.55000 to    $10.42110   $ 12,754      0.00%         0.65 - 2.50%       4.21%  to    31.55%
December 31, 2003...      527      $ 8.01942 to    $12.04852   $  4,270      0.00%         1.00 - 1.25%      18.42%  to    18.72%
December 31, 2002...      624      $ 6.75516 to    $10.16862   $  4,218      0.00%         1.00 - 1.75%     -19.09%  to     0.20%
                                                         FIRST TRUST 10 UNCOMMON VALUES
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    1,468      $ 4.50117 to    $14.19739   $  7,002      0.00%         0.65 - 1.90%      -1.33%  to    -0.07%
December 31, 2004...    2,085      $ 4.50450 to    $14.38846   $  9,808      0.00%         0.65 - 1.90%       9.23%  to    10.62%
December 31, 2003...    2,247      $ 4.07190 to    $13.17279   $  9,486      0.00%         0.65 - 1.90%      34.35%  to    36.06%
December 31, 2002...    2,223      $ 2.99272 to    $ 9.80488   $  6,760      0.00%         0.65 - 1.90%     -37.26%  to    -0.24%
December 31, 2001...    2,255      $ 4.71642 to    $ 4.71642   $ 10,637      0.00%         1.25 - 1.25%     -36.54%  to   -36.54%
                                                            FIRST TRUST ENERGY SECTOR
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      178      $26.20508 to    $26.25795   $  4,661      0.00%         1.00 - 1.25%      47.27%  to    47.64%
December 31, 2004...      211      $17.78562 to    $17.79448   $  3,746      0.00%         1.00 - 1.25%      30.39%  to    30.72%
December 31, 2003...      209      $13.60587 to    $13.64716   $  2,839      0.00%         1.00 - 1.25%      30.08%  to    30.41%
December 31, 2002...      229      $10.43320 to    $10.48503   $  2,387      0.00%         1.00 - 1.75%      -5.47%  to     0.58%
                                                          FIRST TRUST FINANCAL SERVICES
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      231      $15.55762 to    $15.58893   #  3,599      0.00%         1.00 - 1.25%       6.80%  to     7.07%
December 31, 2004...      319      $14.56013 to    $14.56756   $  4,641      0.00%         1.00 - 1.25%      13.97%  to    14.26%
December 31, 2003...      374      $12.74336 to    $12.78215   $  4,761      0.00%         1.00 - 1.25%      31.34%  to    31.67%
December 31, 2002...      382      $ 9.67816 to    $ 9.72631   $  3,698      0.00%         1.00 - 1.75%     -15.24%  to    -0.33%
                                                         FIRST TRUST PHARMHEALTH SECTOR
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      282      $10.74296 to    $12.37366   $  3,062      0.00%         1.00 - 1.25%       9.90%  to    10.17%
December 31, 2004...      359      $ 9.75000 to    $11.26000   $  3,536      0.00%         1.00 - 1.25%      -1.92%  to    -1.71%
December 31, 2003...      412      $ 9.91681 to    $11.47981   $  4,119      0.00%         1.00 - 1.25%      18.16%  to    18.46%
December 31, 2002...      413      $ 8.37165 to    $ 9.70979   $  3,457      0.00%         1.00 - 1.75%     -29.05%  to    -0.35%
                                                             FIRST TRUST TECHNOLOGY
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      308      $ 4.96742 to    $ 4.96742   $  1,532      0.00%         1.00 - 1.00%       4.12%  to     4.12%
December 31, 2004...      355      $ 4.77077 to    $ 4.77077   $  1,694      0.00%         1.00 - 1.00%       0.19%  to     0.19%
December 31, 2003...      435      $ 4.76159 to    $ 4.76159   $  2,073      0.00%         1.00 - 1.00%      45.14%  to    45.14%
December 31, 2002...      451      $ 3.28064 to    $ 9.40269   $  1,478      0.00%         1.00 - 1.25%     -42.04%  to    -5.97%
                                                      FIRST TRUST GLOBAL DIVIDEND TARGET 15
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    2,795      $12.65511 to    $13.05592   $ 36,800      0.00%         0.65 - 2.50%       7.43%  to     9.46%
December 31, 2004...    1,858      $11.93000 to    $11.78007   $ 22,624      0.00%         0.65 - 2.50%      12.65%  to    17.80%
December 31, 2003...      286      $10.58760 to    $12.95598   $  3,049      0.00%         1.00 - 1.25%      32.43%  to    32.76%
December 31, 2002...      294      $ 7.97479 to    $ 9.77750   $  2,342      0.00%         1.00 - 1.75%     -15.55%  to    -0.27%



                                      A71


                                        AT YEAR ENDED                                            FOR YEAR ENDED
                      --------------------------------------------------    -----------------------------------------------------
                        UNITS                                      NET      INVESTMENT
                     OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                        (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST    LOWEST TO    HIGHEST
                     -----------     ------------------------   --------    ----------   ----------------    --------------------
                                                           FIRST TRUST NASDAQ TARGET 15
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       673      $10.78336 to    $11.01244   $  6,552      0.00%         0.65 - 1.90%      1.36%  to     2.65%
December 31, 2004...       748      $10.63850 to    $10.72820   $  7,024      0.00%         0.65 - 1.90%     19.52%  to    20.53%
December 31, 2003...       570      $ 8.90087 to    $ 8.90087   $  5,070      0.00%         1.00 - 1.00%     34.66%  to    34.66%
December 31, 2002...       621      $ 6.61001 to    $ 9.71492   $  4,107      0.00%         1.00 - 1.25%    -26.90%  to    -2.85%
                                                             FIRST TRUST S&P TARGET 24
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     1,716      $10.85174 to    $11.19548   $ 18,042      0.00%         0.65 - 2.50%      1.56%  to     3.48%
December 31, 2004...     1,433      $10.68490 to    $10.81888   $ 14,152      0.00%         0.65 - 2.50%      6.85%  to    48.18%
December 31, 2003...       757      $ 7.30103 to    $11.88873   $  5,553      0.00%         1.00 - 1.25%     22.55%  to    22.86%
December 31, 2002...       802      $ 5.94238 to    $ 9.69498   $  4,767      0.00%         1.00 - 1.75%    -15.46%  to    -0.37%
                                                              FIRST TRUST MANAGED VIP
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    15,096      $11.77287 to    $12.14584   $182,873      0.00%         0.65 - 2.50%      4.57%  to     6.55%
December 31, 2004...     9,571      $11.25812 to    $11.39923   $108,508      0.00%         0.65 - 2.50%     12.58%  to    36.28%
December 31, 2003...     2,175      $ 8.36444 to    $13.20277   $ 20,497      0.00%         1.00 - 1.25%     33.25%  to    33.58%
December 31, 2002...     1,908      $ 6.26166 to    $ 9.90268   $ 12,065      0.00%         1.00 - 1.75%    -21.79%  to    -0.12%
                                                         FIRST TRUST VALUE LINE TARGET 25
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     4,713      $14.75809 to    $15.07130   $ 54,045      0.00%         0.65 - 1.90%     17.44%  to    18.93%
December 31, 2004...     2,730      $12.67240 to    $12.56662   $ 21,764      0.00%         0.65 - 1.90%    292.72%  to   296.02%
December 31, 2003...     1,541      $ 3.19993 to    $ 3.19993   $  4,932      0.00%         1.00 - 1.00%     39.52%  to    39.52%
December 31, 2002...     1,300      $ 2.29353 to    $ 9.94323   $  2,982      0.00%         1.00 - 1.25%    -43.46%  to    -0.57%
                                             FIRST TRUST DOW TARGET DIVIDEND   (AVAILABLE MAY 2, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     5,988      $ 9.70374 to    $ 9.82689   $ 58,424      0.00%         0.65 - 2.50%     -2.94%  to    -1.73%
                                                      ProFund VP Asia 30
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     4,504      $11.77381 to    $14.99956   $ 68,490      0.30%         0.65 - 2.50%     16.53%  to    18.73%
December 31, 2004...     3,205      $12.63287 to    $10.10342   $ 40,955      0.29%         0.65 - 2.50%     -1.19%  to     1.03%
December 31, 2003...     3,845      $12.78466 to    $10.42506   $ 49,127      0.07%         0.65 - 2.25%      0.93%  to    63.85%
December 31, 2002...     2,392      $ 7.80251 to    $ 9.85819   $ 18,578      0.00%         0.65 - 2.40%    -14.75%  to    -0.17%
                                                                 PROFUND VP BANKS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       975      $11.23895 to    $12.20988   $ 11,872      2.58%         0.65 - 2.50%     -2.63%  to    -0.79%
December 31, 2004...     1,047      $11.54299 to    $12.30741   $ 13,102      0.45%         0.65 - 2.50%     11.04%  to    15.43%
December 31, 2003...       517      $11.08359 to    $12.78925   $  5,759      0.90%         0.65 - 2.40%     26.28%  to    28.55%
December 31, 2002...       673      $ 8.62229 to    $10.12736   $  5,781      0.00%         0.65 - 2.40%     -9.25%  to     0.15%
                                                                  PROFUND VP BEAR
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     6,309      $ 7.81248 to    $ 9.12581   $ 48,454      0.00%         0.65 - 2.50%     -3.82%  to    -2.00%
December 31, 2004...     3,448      $ 8.12302 to    $ 9.31230   $ 28,157      0.00%         0.65 - 2.50%    -12.53%  to   -10.87%
December 31, 2003...     5,783      $ 9.28716 to    $10.44809   $ 53,662      0.00%         0.65 - 2.50%    -25.08%  to    -7.13%
December 31, 2002...     5,917      $10.12449 to    $13.94621   $ 77,643      0.29%         0.65 - 2.40%      0.15%  to    20.03%
December 31, 2001...     3,060      $11.53643 to    $11.53643   $ 35,300      0.00%         1.25 - 1.25%     14.48%  to    14.48%
                                                             PROFUND VP BIOTECHNOLOGY
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     2,503      $ 9.38369 to    $17.03129   $ 25,003      0.00%         0.65 - 1.90%     16.98%  to    18.47%
December 31, 2004...     2,930      $ 7.92074 to    $14.55869   $ 24,751      0.00%         0.65 - 1.90%      7.64%  to     9.01%
December 31, 2003...     1,929      $ 7.26607 to    $13.52589   $ 14,279      0.00%         0.65 - 1.90%     37.13%  to    38.88%
December 31, 2002...     2,706      $ 5.23209 to    $ 9.86364   $ 14,212      0.00%         0.65 - 1.90%    -37.92%  to    -0.16%
December 31, 2001...     5,093      $ 8.36814 to    $ 8.36814   $ 42,621      0.00%         1.25 - 1.25%    -15.38%  to   -15.38%
                                                            PROFUND VP BASIC MATERIALS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     2,619      $12.38177 to    $12.40714   $ 34,114      0.06%         0.65 - 2.50%     -0.11%  to     1.77%
December 31, 2004...     2,088      $12.19078 to    $12.39593   $ 25,614      0.29%         0.65 - 2.50%      9.51%  to    23.96%
December 31, 2003...     4,606      $11.13250 to    $13.30914   $ 50,922      0.27%         0.65 - 2.15%     28.75%  to    30.72%
December 31, 2002...       455      $ 8.51605 to    $10.33389   $  3,852      0.00%         0.65 - 2.40%     -9.96%  to     0.40%
                                                               PROFUND VP ULTRABULL
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     4,472      $ 8.61103 to    $16.68766   $ 41,431      0.13%         0.65 - 1.90%      0.66%  to     1.94%
December 31, 2004...     8,988      $ 8.44700 to    $16.57769   $ 83,929      0.00%         0.65 - 1.90%     14.95%  to    16.41%
December 31, 2003...     7,766      $ 7.25597 to    $14.42210   $ 59,635      0.00%         0.65 - 1.90%     50.03%  to    51.94%
December 31, 2002...     7,379      $ 4.77567 to    $ 9.61301   $ 35,370      0.00%         0.65 - 1.90%    -36.52%  to    -0.47%
December 31, 2001...     7,629      $ 7.46998 to    $ 7.46998   $ 56,987      0.00%         1.25 - 1.25%    -23.84%       -23.84%

                                      A72


                                        AT YEAR ENDED                                            FOR YEAR ENDED
                      --------------------------------------------------    ------------------------------------------------------
                        UNITS                                      NET      INVESTMENT
                     OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                        (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST    LOWEST TO    HIGHEST
                     -----------     ------------------------   --------    ----------   ----------------    --------------------
                                                                  PROFUND VP BULL
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    20,272      $11.04492 to    $11.23459   $222,568      0.26%         0.65 - 2.50%      0.18%  to     2.07%
December 31, 2004...    26,232      $10.82090 to    $11.21483   $284,797      0.00%         0.65 - 2.50%      8.12%  to    12.15%
December 31, 2003...    13,721      $10.00845 to    $11.94242   $137,284      0.00%         0.65 - 2.40%     22.57%  to    24.77%
December 31, 2002...     7,700      $ 8.02152 to    $ 9.74304   $ 61,471      0.00%         0.65 - 2.40%    -13.28%  to    -0.31%
                                                           PROFUND VP CONSUMER SERVICES
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       349      $ 9.30453 to    $ 9.90834   $  3,521      0.00%         0.65 - 2.50%     -7.04%  to    -5.29%
December 31, 2004...     1,192      $ 9.82392 to    $10.65926   $ 11,879      0.00%         0.65 - 2.50%      6.59%  to     6.90%
December 31, 2003...       403      $ 9.18941 to    $11.59131   $  3,777      0.00%         0.65 - 2.40%     23.76%  to    25.97%
December 31, 2002...       473      $ 7.29472 to    $ 9.36626   $  3,439      0.00%         0.65 - 2.40%    -18.16%  to    -0.76%
                                                        PROFUND VP CONSUMER GOODS PORTFOLIO
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       630      $10.53789 to    $11.03962   $  6,913      0.34%         0.65 - 2.50%     -2.85%  to    -1.01%
December 31, 2004...       921      $10.64584 to    $12.20066   $  9,972      0.03%         0.65 - 2.40%      8.54%  to    14.30%
December 31, 2003...       245      $ 9.80789 to    $10.67427   $  2,406      0.38%         0.65 - 2.25%      1.48%  to    17.69%
December 31, 2002...       597      $ 8.33352 to    $ 9.89654   $  4,952      0.00%         0.65 - 2.40%    -11.19%  to    -0.12%
                                                               PROFUND VP OIL & GAS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     8,943      $15.53164 to    $17.61397   $148,186      0.00%         0.65 - 2.50%     28.04%  to    30.46%
December 31, 2004...     6,640      $11.90553 to    $13.75686   $ 85,038      0.00%         0.65 - 2.50%     28.51%  to    37.57%
December 31, 2003...     4,640      $ 9.26400 to    $12.06634   $ 44,342      0.00%         0.65 - 2.40%     19.34%  to    21.48%
December 31, 2002...     2,509      $ 7.62620 to    $10.11106   $ 19,240      0.00%         0.65 - 2.40%    -17.58%  to     0.13%
December 31, 2001...     2,299      $ 9.18755 to    $ 9.18755   $ 21,124      0.00%         1.25 - 1.25%     -7.66%  to    -7.66%
                                                               PROFUND VP EUROPE 30
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     7,481      $ 9.92756 to    $13.01970   $ 81,339      0.14%         0.65 - 2.50%      5.40%  to     7.39%
December 31, 2004...    10,431      $ 9.24454 to    $12.35313   $102,514      0.14%         0.65 - 2.50%     13.58%  to    23.53%
December 31, 2003...    12,852      $ 8.13940 to    $11.08926   $108,778      0.20%         0.65 - 2.25%      2.39%  to    37.83%
December 31, 2002...     2,902      $ 5.90556 to    $ 9.69157   $ 17,373      0.00%         0.65 - 2.40%    -26.25%  to    -0.37%
December 31, 2001...     5,712      $ 7.87427 to    $ 7.87427   $ 44,976      0.00%         1.25 - 1.25%    -25.18%  to   -25.18%
                                                               PROFUND VP FINANCIALS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     2,568      $11.38546 to    $11.39228   $ 31,419      0.72%         0.65 - 2.50%      1.39%  to     3.31%
December 31, 2004...     2,337      $11.02715 to    $13.33338   $ 27,138      0.28%         0.65 - 2.40%      7.38%  to     9.62%
December 31, 2003...     1,707      $10.05949 to    $12.41737   $ 17,791      0.17%         0.65 - 2.15%     26.21%  to    28.15%
December 31, 2002...     1,405      $ 7.84993 to    $ 9.83532   $ 11,125      0.00%         0.65 - 2.40%    -15.44%  to    -0.20%
December 31, 2001...     2,154      $ 9.21683 to    $ 9.21683   $ 19,854      0.00%         1.25 - 1.25%     -7.38%  to    -7.38%
                                                          PROFUND VP U.S. GOVERNMENT PLUS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     7,185      $11.44316 to    $13.11433   $ 89,133      2.31%         0.65 - 2.50%      6.29%  to     8.31%
December 31, 2004...     3,732      $10.23058 to    $12.10868   $ 43,240      0.86%         0.65 - 2.40%      5.28%  to     7.48%
December 31, 2003...     3,342      $ 9.71767 to    $11.26614   $ 36,696      3.92%         0.65 - 2.15%     -4.64%  to    -3.18%
December 31, 2002...    10,741      $10.18762 to    $11.63614   $124,290      1.63%         0.65 - 2.40%     10.98%  to     0.23%
                                                              PROFUND VP HEALTH CARE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     5,511      $ 9.04054 to    $10.97896   $ 53,879      0.00%         0.65 - 2.50%      3.37%  to     5.33%
December 31, 2004...     4,053      $ 8.58298 to    $10.97696   $ 37,119      0.00%         0.65 - 2.40%     -0.10%  to     1.70%
December 31, 2003...     2,642      $ 8.43984 to    $10.98801   $ 23,349      0.00%         0.65 - 2.40%     14.61%  to    16.66%
December 31, 2002...     1,863      $ 7.23445 to    $ 9.58752   $ 13,632      0.00%         0.65 - 2.40%    -23.19%  to    -0.50%
December 31, 2001...     3,489      $ 9.35186 to    $ 9.35186   $ 32,630      0.00%         1.25 - 1.25%     -6.11%  to    -6.11%
                                                  PROFUND VP HIGH YIELD   (AVAILABLE MAY 2, 2005)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     3,308      $10.54502 to    $10.63499   $ 35,001      3.74%         0.65 - 1.90%      5.47%  to     6.36%
                                                              PROFUND VP INDUSTRIALS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       828      $11.65524 to    $12.02792   $ 10,102      0.00%         0.65 - 2.50%     -0.12%  to     1.77%
December 31, 2004...       808      $11.45243 to    $12.04227   $  9,459      0.00%         0.65 - 2.50%     12.48%  to    20.42%
December 31, 2003...     1,160      $10.18189 to    $12.81438   $ 11,752      0.00%         0.65 - 2.15%     25.64%  to    27.57%
December 31, 2002...       143      $ 7.98170 to    $10.19613   $  1,134      0.00%         0.65 - 2.40%    -13.55%  to     0.24%
                                                                PROFUND VP INTERNET
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     1,329      $19.61413 to    $20.90237   $ 25,339      0.00%         0.65 - 1.90%      5.40%  to     6.74%
December 31, 2004...     2,334      $18.37524 to    $19.83065   $ 41,983      0.00%         0.65 - 1.90%     18.95%  to    20.47%
December 31, 2003...       986      $15.25273 to    $16.67093   $ 14,857      0.00%         0.65 - 1.90%     74.61%  to    76.83%
December 31, 2002...     3,366      $ 8.62559 to    $ 9.54758   $ 28,884      0.00%         0.65 - 1.90%     -9.23%  to    -0.55%

                                      A73


                                        AT YEAR ENDED                                            FOR YEAR ENDED
                      --------------------------------------------------    -----------------------------------------------------
                        UNITS                                      NET      INVESTMENT
                     OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                        (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST    LOWEST TO    HIGHEST
                     -----------     ------------------------   --------    ----------   ----------------    --------------------
                                                                 PROFUND VP JAPAN
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     9,016      $13.81772 to    $14.27008   $129,124       0.00%        0.65 - 2.50%     38.25%  to    40.86%
December 31, 2004...     2,766      $ 9.80926 to    $13.25999   $ 27,662       0.00%        0.65 - 2.40%      4.68%  to     6.86%
December 31, 2003...     2,740      $ 9.17953 to    $12.66775   $ 25,192       0.00%        0.65 - 2.15%     24.05%  to    25.95%
December 31, 2002...       424      $ 7.28809 to    $10.20853   $  3,073       0.00%        0.65 - 2.40%    -18.20%  to     0.25%
                                                            PROFUND VP PRECIOUS METALS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     7,464      $12.49053 to    $15.17761   $113,120       0.00%        0.65 - 2.50%     23.15%  to    25.48%
December 31, 2004...     5,015      $10.14273 to    $12.09584   $ 60,442       0.00%        0.65 - 2.50%    -12.17%  to   -10.50%
December 31, 2003...     5,643      $11.54866 to    $13.51554   $ 76,189       0.00%        0.65 - 2.50%     15.49%  to    38.33%
December 31, 2002...     5,721      $ 9.77068 to    $11.29521   $ 55,648       0.00%        0.65 - 2.40%     -1.54%  to     1.56%
                                                             PROFUND VP MID-CAP GROWTH
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    12,852      $12.01395 to    $12.02225   $155,726       0.00%        0.65 - 2.50%      8.45%  to    10.50%
December 31, 2004...     6,821      $10.87246 to    $11.08578   $ 75,036       0.00%        0.65 - 2.50%     10.36%  to    10.86%
December 31, 2003...     4,689      $ 9.85186 to    $12.24894   $ 46,543       0.00%        0.65 - 2.40%     24.84%  to    27.08%
December 31, 2002...     1,952      $ 7.75273 to    $ 9.81179   $ 15,065       0.00%        0.65 - 2.40%    -15.08%  to    -0.23%
                                                             PROFUND VP MID-CAP VALUE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     7,507      $12.91090 to    $12.96407   $ 99,111       0.00%        0.65 - 2.50%      6.13%  to     8.14%
December 31, 2004...    10,344      $11.98840 to    $12.16502   $125,392       0.00%        0.65 - 2.50%     15.21%  to    21.65%
December 31, 2003...     4,742      $10.40614 to    $13.32549   $ 50,523       0.00%        0.65 - 2.40%     34.86%  to    32.49%
December 31, 2002...     1,623      $ 7.71623 to    $10.05794   $ 12,488       0.00%        0.65 - 2.40%    -15.33%  to     0.07%
                                                            PROFUND VP PHARMACEUTICALS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     1,378      $ 7.79007 to    $ 8.82252   $ 10,783       0.29%        0.65 - 2.50%     -6.21%  to    -4.44%
December 31, 2004...     1,435      $ 8.15189 to    $ 8.78326   $ 11,802       0.00%        0.65 - 2.40%    -11.40%  to    -9.81%
December 31, 2003...     1,316      $ 9.03855 to    $ 9.91382   $ 11,850       0.00%        0.65 - 2.40%      3.06%  to     4.91%
December 31, 2002...       398      $ 8.61559 to    $ 9.61936   $  3,413       0.00%        0.65 - 2.40%     -9.29%  to    -0.46%
                                                              PROFUND VP REAL ESTATE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     1,949      $13.55256 to    $19.09812   $ 34,432       2.04%        0.65 - 2.50%      4.09%  to     6.06%
December 31, 2004...     4,720      $13.02029 to    $18.00747   $ 79,438       1.89%        0.65 - 2.50%     26.37%  to    30.20%
December 31, 2003...     2,564      $13.29130 to    $14.24964   $ 35,196       2.00%        0.65 - 2.15%     30.29%  to    32.29%
December 31, 2002...     1,997      $10.19823 to    $10.77187   $ 20,865       4.67%        0.65 - 2.40%     -0.63%  to     0.24%
December 31, 2001...     3,593      $10.76300 to    $10.76300   $ 38,670       0.00%        1.25 - 1.25%      7.19%  to     7.19%
                                                        PROFUND VP RISING RATES OPPORTUNITY
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    11,309      $ 6.22921 to    $ 7.43736   $ 72,023       0.00%        0.65 - 2.50%    -10.19%  to    -8.49%
December 31, 2004...    16,152      $ 6.80694 to    $ 8.28113   $112,263       0.00%        0.65 - 2.50%    -17.19%  to   -11.47%
December 31, 2003...     5,316      $ 7.68911 to    $ 9.06711   $ 41,218       0.00%        0.65 - 2.40%     -6.41%  to    -4.74%
December 31, 2002...       890      $ 8.07133 to    $ 9.68855   $  7,168       0.00%        0.65 - 2.40%    -12.95%  to    -0.38%
                                                                  PROFUND VP OTC
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    11,466      $ 5.54081 to    $10.62917   $ 89,367       0.00%        0.65 - 2.50%     -2.32%  to    -0.47%
December 31, 2004...    20,721      $ 5.56695 to    $10.88139   $156,073       0.00%        0.65 - 2.50%      7.82%  to     8.81%
December 31, 2003...    25,158      $ 5.16310 to    $13.43592   $153,444       0.00%        0.65 - 2.15%     43.59%  to    45.79%
December 31, 2002...    20,541      $ 3.54138 to    $ 9.35410   $ 75,788       0.00%        0.65 - 2.40%    -39.02%  to    -0.78%
December 31, 2001...    11,681      $ 5.76592 to    $ 5.76592   $ 67,353       0.00%        1.25 - 1.25%    -39.90%  to   -39.90%
                                                             PROFUND VP SEMICONDUCTOR
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     1,778      $ 7.93141 to    $12.73195   $ 13,685       0.00%        0.65 - 1.90%      6.58%  to     7.94%
December 31, 2004...     1,507      $ 7.34818 to    $11.94555   $ 10,853       0.00%        0.65 - 1.90%    -25.00%  to   -24.04%
December 31, 2003...     1,915      $ 9.67397 to    $15.92764   $ 18,307       0.00%        0.65 - 1.90%     84.74%  to    87.10%
December 31, 2002...       737      $ 5.17062 to    $ 8.62152   $  3,789       0.00%        0.65 - 1.90%    -32.42%  to    -1.66%
                                                            PROFUND VP SMALL-CAP GROWTH
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    13,797      $12.77991 to    $13.14465   $184,753       0.00%        0.65 - 2.50%      4.86%  to     6.84%
December 31, 2004...    16,741      $12.18762 to    $12.30294   $208,744       0.00%        0.65 - 2.50%     19.02%  to    21.88%
December 31, 2003...    14,600      $10.33685 to    $12.97770   $153,408       0.00%        0.65 - 2.40%     31.10%  to    33.45%
December 31, 2002...     3,108      $ 7.74608 to    $ 9.89931   $ 23,968       0.00%        0.65 - 2.40%    -15.13%  to    -0.12%
                                              PROFUND VP SHORT MID-CAP (AVAILABLE NOVEMBER 22, 2004)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       472      $ 8.61142 to    $ 8.73367   $  4,080       0.00%        0.65 - 1.90%    -11.18%  to   -10.05%
December 31, 2004...        53      $ 9.69807 to    $ 9.70092   $    515       0.00%        1.00 - 1.65%     -0.35%  to    -0.34%

                                      A74


                                        AT YEAR ENDED                                            FOR YEAR ENDED
                      --------------------------------------------------    -----------------------------------------------------
                        UNITS                                      NET      INVESTMENT
                     OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                        (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST    LOWEST TO    HIGHEST
                     -----------     ------------------------   --------    ----------   ----------------    --------------------
                                                                PROFUND VP SHORT OTC
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     5,301      $ 6.10193 to    $ 8.07924   $ 31,249       0.00%        0.65 - 2.50%     -1.70%  to     0.16%
December 31, 2004...     2,547      $ 5.53538 to    $ 6.09211   $ 15,078       0.00%        0.65 - 2.40%    -13.25%  to   -11.69%
December 31, 2003...     4,453      $ 6.38053 to    $ 6.89824   $ 30,229       0.76%        0.65 - 2.40%    -38.81%  to   -37.71%
December 31, 2002...     1,274      $10.42770 to    $11.07498   $ 14,028       0.00%        0.65 - 2.40%      7.22%  to     0.52%
                                              PROFUND VP SHORT SMALL-CAP (AVAILABLE NOVEMBER 22, 2004)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...       726      $ 9.08360 to    $ 9.21260   $  6,654       0.00%        0.65 - 1.90%     -4.76%  to    -3.55%
December 31, 2004...       268      $ 9.54341 to    $ 9.54061   $  2,559       0.00%        1.00 - 1.65%     -0.53%  to    -0.52%
                                                             PROFUND VP SMALL-CAP VALUE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     4,740      $11.77792 to    $12.66318   $ 61,212       0.00%        0.65 - 2.50%      1.40%  to     3.32%
December 31, 2004...    14,281      $11.39922 to    $12.48776   $175,602       0.00%        0.65 - 2.50%     19.34%  to    24.88%
December 31, 2003...    14,978      $ 9.55207 to    $13.33056   $147,142       0.00%        0.65 - 2.40%     31.45%  to    33.81%
December 31, 2002...     4,098      $ 7.13873 to    $10.14115   $ 29,161       0.00%        0.65 - 2.40%    -19.21%  to     0.17%
                                                                PROFUND VP TECHNOLOGY
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     2,697      $ 5.06142 to    $12.90161   $ 15,241       0.60%        0.65 - 1.90%     -0.69%  to     0.57%
December 31, 2004...     3,442      $ 5.03294 to    $12.99168   $ 19,542       0.00%        0.65 - 1.90%     -2.33%  to    -1.08%
December 31, 2003...     3,795      $ 5.08790 to    $13.30122   $ 20,788       0.00%        0.65 - 1.90%     43.19%  to    45.02%
December 31, 2002...     3,619      $ 3.50847 to    $ 9.28896   $ 13,171       0.00%        0.65 - 1.90%    -41.07%  to    -0.86%
December 31, 2001...     2,524      $ 5.91069 to    $ 5.91069   $  4,137       0.00%        1.25 - 1.25%    -38.54%  to   -38.54%
                                                            PROFUND VP TELECOMMUNICATIONS
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     1,289      $ 4.78437 to    $11.37557   $  8,800       2.21%        0.65 - 2.50%     -8.97%  to    -7.25%
December 31, 2004...     2,863      $ 5.15817 to    $12.49641   $ 17,888       1.22%        0.65 - 2.50%     14.81%  to    24.96%
December 31, 2003...     1,363      $ 4.49290 to    $10.05273   $  7,490       0.00%        0.65 - 2.15%      0.26%  to     1.80%
December 31, 2002...     3,677      $ 4.41367 to    $10.02378   $ 16,791       0.00%        0.65 - 2.40%    -38.24%  to     0.03%
December 31, 2001...       583      $ 7.09512 to    $ 7.09512   $ 95,663       0.00%        1.25 - 1.25%    -27.38%  to   -27.38%
                                                               PROFUND VP ULTRAMID-CAP
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     5,482      $14.43434 to    $15.87782   $ 87,663       0.00%        0.65 - 2.50%     14.96%  to    17.13%
December 31, 2004...     6,891      $12.32354 to    $13.81214   $ 88,422       0.00%        0.65 - 2.50%     26.87%  to    38.12%
December 31, 2003...     3,833      $ 9.71365 to    $16.36516   $ 38,352       0.00%        0.65 - 2.40%     66.02%  to    68.99%
December 31, 2002...     3,050      $ 5.74812 to    $ 9.85757   $ 17,448       0.00%        0.65 - 2.40%    -28.54%  to    -0.17%
                                                                 PROFUND VP ULTRAOTC
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    55,242      $ 1.30702 to    $18.28341   $ 96,201       0.00%        0.65 - 1.90%     -5.58%  to    -4.38%
December 31, 2004...    80,485      $ 1.36684 to    $19.36302   $146,750       0.00%        0.65 - 1.90%     11.93%  to    13.36%
December 31, 2003...    77,398      $ 1.20574 to    $17.29931   $110,190       0.00%        0.65 - 1.90%     98.82%  to    98.82%
December 31, 2002...    73,515      $ 0.59883 to    $ 8.70112   $ 45,937       0.00%        0.65 - 1.90%    -69.15%  to    -1.57%
December 31, 2001...    50,125      $ 1.90850 to    $ 1.90850   $ 83,741       0.00%        1.25 - 1.25%    -69.16%  to   -69.16%
                                                              PROFUND VP ULTRASMALL-CAP
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     3,107      $12.40722 to    $24.45672   $ 39,714       0.00%        0.65 - 1.90%     -2.10%  to    -0.86%
December 31, 2004...    12,861      $12.51485 to    $24.98207   $173,324       0.00%        0.65 - 1.90%     28.58%  to    30.22%
December 31, 2003...     8,428      $ 9.61073 to    $19.42973   $ 83,335       0.00%        0.65 - 1.90%     95.67%  to    98.16%
December 31, 2002...     6,340      $ 4.85002 to    $ 9.92993   $ 30,346       0.00%        0.65 - 1.90%    -42.98%  to    -0.08%
December 31, 2001...    10,010      $ 8.36529 to    $ 8.36529   $ 14,920       0.00%        1.25 - 1.25%     -8.91%  to    -8.91%
                                                                PROFUND VP UTILITIES
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     6,383      $10.07028 to    $13.74600   $ 75,840       0.68%        0.65 - 2.50%     10.24%  to    12.33%
December 31, 2004...     5,238      $ 8.96510 to    $12.46874   $ 51,953       1.01%        0.65 - 2.50%     20.29%  to    24.69%
December 31, 2003...     2,838      $ 7.45318 to    $12.59701   $ 22,638       2.27%        0.65 - 2.15%     18.76%  to    20.58%
December 31, 2002...     4,114      $ 6.18117 to    $10.60389   $ 26,021       0.00%        0.65 - 2.40%    -24.43%  to     0.73%
December 31, 2001...     1,589      $ 8.12156 to    $ 8.12156   $ 12,908       0.00%        1.25 - 1.25%    -17.70%  to   -17.70%
                                              PROFUND VP LARGE-CAP GROWTH (AVAILABLE NOVEMBER 22, 2004)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     8,052      $10.20039 to    $10.41581   $ 83,058       0.00%        0.65 - 2.50%     -1.58%  to     0.28%
December 31, 2004...       337      $10.36577 to    $10.38693   $  3,498       0.00%        0.65 - 2.40%      0.42%  to     0.44%
                                              PROFUND VP LARGE-CAP VALUE (AVAILABLE NOVEMBER 22, 2004)
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     7,437      $10.40456 to    $10.62437   $ 78,232       0.00%        0.65 - 2.50%      0.46%  to     2.36%
December 31, 2004...       440      $10.37933 to    $10.35694   $  4,561       0.00%        0.65 - 2.40%      0.41%  to     0.44%

                                      A75


                                        AT YEAR ENDED                                           FOR YEAR ENDED
                     ---------------------------------------------------    ----------------------------------------------------
                       UNITS                                      NET       INVESTMENT
                    OUTSTANDING           UNIT VALUE             ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST      (000S)       RATIO*     LOWEST - HIGHEST   LOWEST TO     HIGHEST
                    -----------     ------------------------   ---------    ----------   ----------------   ---------------------
                                                                     RYDEX NOVA
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    1,194      $ 6.79147 to    $15.13531   $   7,743       0.31%        0.65 - 1.65%     2.26%  to      3.29%
December 31, 2004...    1,584      $ 6.57506 to    $14.80144   $  10,006       0.05%        0.65 - 1.65%    13.87%  to    165.58%
December 31, 2003...    2,051      $ 5.57318 to    $ 5.77394   $  11,452       0.00%        0.65 - 1.40%    37.24%  to     38.28%
December 31, 2002...    2,806      $ 4.17539 to    $ 9.58577   $  11,407       5.02%        0.65 - 2.15%   -36.14%  to     -0.50%
December 31, 2001...    3,991      $ 6.40777 to    $ 6.40777   $  25,571       8.28%        1.25 - 1.25%   -24.65%  to    -24.65%
                                                                     RYDEX OTC
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    4,874      $ 6.49742 to    $14.31564   $  30,222       0.00%        0.65 - 1.65%    -0.55%  to      0.46%
December 31, 2004...    6,736      $ 6.46788 to    $14.39508   $  41,864       0.00%        0.65 - 1.65%     7.54%  to      8.63%
December 31, 2003...    8,737      $ 5.95385 to    $13.38605   $  50,307       0.00%        0.65 - 1.65%    43.02%  to     44.47%
December 31, 2002...   11,072      $ 4.12119 to    $ 9.35418   $  44,381       0.00%        0.65 - 2.15%   -39.25%  to     -0.78%
December 31, 2001...   15,866      $ 6.64760 to    $ 6.64760   $ 105,471       0.00%        1.25 - 1.25%   -36.09%  to   - 36.09%
                                                                     RYDEX URSA
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...      125      $ 6.56305 to    $ 9.67905   $   1,181       0.00%        1.00 - 1.65%    -2.40%  to     -1.76%
December 31, 2004...      149      $ 9.62902 to    $ 9.85245   $   1,435       0.00%        1.00 - 1.40%   -11.47%  to    -11.11%
December 31, 2003...      186      $10.87639 to    $11.08367   $   2,028       0.00%        1.00 - 1.40%   -24.72%  to    -24.41%
December 31, 2002...      240      $10.13510 to    $14.85376   $   3,468       1.08%        0.65 - 2.15%    20.85%  to      0.16%
December 31, 2001...      351      $12.04532 to    $12.04532   $   4,234       6.29%        1.25 - 1.25%    13.38%  to     13.38%
                                                               AIM V.I. DYNAMICS FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    5,600      $10.48172 to    $12.55791   $  60,680       0.00%        0.65 - 2.50%     7.96%  to     10.00%
December 31, 2004...    7,133      $ 9.52867 to    $11.63192   $  70,632       0.00%        0.65 - 2.50%    12.60%  to     16.32%
December 31, 2003...    9,813      $ 8.46233 to    $13.04653   $  85,022       0.00%        0.65 - 2.40%    34.52%  to     36.93%
December 31, 2002...   10,278      $ 6.18018 to    $ 9.69882   $  62,724       0.00%        0.65 - 2.40%   -32.34%  to     -0.36%
December 31, 2001...   13,392      $ 8.98285 to    $ 8.98285   $ 120,295       0.00%        1.25 - 1.25%   -32.10%  to    -32.10%
                                                          AIM V.I. FINANCIAL SERVICES FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    5,702      $11.44169 to    $15.68589   $  81,547       1.50%        0.65 - 2.50%     3.27%  to      5.22%
December 31, 2004...    6,188      $11.07969 to    $14.90782   $  86,730       0.66%        0.65 - 2.50%     7.97%  to     10.80%
December 31, 2003...    7,447      $12.53928 to    $13.80766   $  98,078       0.51%        0.65 - 2.40%    26.47%  to     28.74%
December 31, 2002...    8,207      $ 9.91457 to    $10.72535   $  85,333       0.48%        0.65 - 2.40%   -15.45%  to     -0.10%
December 31, 2001...   11,612      $12.47539 to    $12.47539   $ 144,865       0.22%        1.25 - 1.25%   -11.15%  to    -11.15%
                                                             AIM V.I. HEALTH CARE FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    8,909      $11.99567 to    $13.99520   $ 116,595       0.00%        0.65 - 2.50%     5.45%  to      7.45%
December 31, 2004...    9,914      $11.37535 to    $13.02517   $ 122,422       0.00%        0.65 - 2.50%     6.87%  to     13.75%
December 31, 2003...   11,072      $10.85273 to    $12.18804   $ 129,595       0.00%        0.65 - 2.25%     8.53%  to     26.95%
December 31, 2002...   12,425      $ 9.50807 to    $ 9.60053   $ 115,835       0.00%        0.65 - 2.40%   -24.94%  to     -0.59%
December 31, 2001...   17,419      $12.57903 to    $12.57903   $ 219,116       0.33%        1.25 - 1.25%   -13.81%  to    -13.81%
                                                             AIM V.I. - TECHNOLOGY FUND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   13,665      $ 5.45039 to    $13.73947   $  72,366       0.00%        0.65 - 1.90%     0.24%  to      1.51%
December 31, 2004...   18,010      $ 5.36926 to    $13.70690   $  94,451       0.00%        0.65 - 1.90%     2.64%  to      3.95%
December 31, 2003...   18,239      $ 5.16515 to    $13.35425   $  92,924       0.00%        0.65 - 1.90%    42.53%  to     44.34%
December 31, 2002...   19,761      $ 3.57837 to    $ 9.36955   $  69,602       0.00%        0.65 - 1.90%   -47.19%  to     -0.76%
December 31, 2001...   26,653      $ 6.66352 to    $ 6.66352   $ 177,600       0.00%        1.25 - 1.25%   -39.68%  to    -39.68%
                                                          WFVT ADVANTAGE ASSET ALLOCATION
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    5,123      $11.53381 to    $23.41668   $ 119,014       2.03%        1.40 - 2.25%     2.63%  to      3.52%
December 31, 2004...    6,331      $11.23801 to    $22.62013   $ 142,216       2.00%        1.40 - 2.25%     7.81%  to     12.38%
December 31, 2003...    7,245      $11.75271 to    $20.98180   $ 151,438       1.73%        1.40 - 1.90%    19.78%  to     20.39%
December 31, 2002...    8,340      $ 9.80923 to    $17.42864   $ 145,328       3.00%        1.40 - 2.15%   -14.07%  to     -0.23%
December 31, 2001...   10,329      $20.28233 to    $20.28233   $ 209,489       1.58%        1.25 - 1.25%    -8.26%  to     -8.26%
                                                            WFVT ADVANTAGE EQUITY INCOME
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    2,707      $11.92936 to    $18.60046   $  31,523       1.45%        0.65 - 2.50%     2.75%  to      4.69%
December 31, 2004...    2,903      $11.61020 to    $17.76678   $  31,951       1.64%        0.65 - 2.50%    10.36%  to     16.10%
December 31, 2003...    2,328      $15.28644 to    $16.09924   $  23,153       1.58%        0.65 - 2.25%    23.37%  to     25.39%
December 31, 2002...    1,601      $ 9.89706 to    $12.83930   $  12,284       1.70%        0.65 - 2.40%   -19.79%  to     -0.12%
December 31, 2001...    1,020      $ 9.36951 to    $ 9.36951   $   9,556       1.05%        1.25 - 1.25%    -6.74%  to     -6.74%
                                                         WFVT ADVANTAGE C&B LARGE CAP VALUE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...    1,934      $ 9.61029 to    $ 9.66390   $  17,885       0.76%        0.65 - 2.25%     0.79%  to      2.44%
December 31, 2004...    2,343      $ 9.43398 to    $ 9.53473   $  21,281       1.58%        0.65 - 2.25%     8.71%  to     10.50%
December 31, 2003...    2,644      $ 8.53761 to    $ 8.77041   $  21,792       1.51%        0.65 - 2.25%    22.74%  to     24.75%
December 31, 2002...    3,054      $ 6.84372 to    $ 9.96567   $  20,215       1.22%        0.65 - 2.40%   -24.58%  to     -0.04%
December 31, 2001...    3,706      $ 8.82553 to    $ 8.82553   $  32,706       0.59%        1.25 - 1.25%    -7.70%  to     -7.70%

                                      A76


                                       AT YEAR ENDED                                             FOR YEAR ENDED
                     --------------------------------------------------    ------------------------------------------------------
                       UNITS                                      NET      INVESTMENT
                    OUTSTANDING           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**       TOTAL RETURN***
                       (000S)       LOWEST  TO      HIGHEST     (000S)       RATIO*     LOWEST - HIGHEST     LOWEST TO    HIGHEST
                    -----------     ------------------------   --------    ----------   ----------------     --------------------
                                              WFVT ADVANTAGE LARGE COMPANY CORE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   1,406       $10.55130 to    $17.28105   $ 24,242       0.50%        1.40 - 2.00%      -4.19%  to    -3.60%
December 31, 2004...   1,873       $11.01271 to    $17.92732   $ 33,512       0.00%        1.40 - 2.00%       6.86%  to    10.13%
December 31, 2003...   2,374       $11.65063 to    $16.77690   $ 39,779       0.00%        1.40 - 1.65%      21.55%  to    21.86%
December 31, 2002...   2,940       $ 9.57946 to    $13.76777   $ 40,473       0.12%        1.40 - 2.15%     -26.88%  to    -0.51%
December 31, 2001...   3,784       $18.82884 to    $18.82884   $ 71,245       0.01%        1.25 - 1.25%     -20.34%  to   -20.34%
                                              WFVT ADVANTAGE INTERNATIONAL CORE
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     289       $ 8.48386 to    $14.54433   $  2,650       1.87%        1.40 - 2.15%       7.32%  to     8.14%
December 31, 2004...     327       $ 7.84507 to    $13.55206   $  2,802       0.22%        1.40 - 2.15%       6.66%  to     8.09%
December 31, 2003...     309       $ 7.25760 to    $12.70566   $  2,409       0.32%        1.40 - 1.65%      29.29%  to    29.62%
December 31, 2002...     261       $ 5.59914 to    $ 9.82123   $  1,479       0.19%        1.40 - 2.15%     -24.00%  to    -0.22%
December 31, 2001...     205       $ 7.36703 to    $ 7.36703   $  1,512       0.02%        1.25 - 1.25%     -17.27%  to   -17.27%
                                             WFVT ADVANTAGE LARGE COMPANY GROWTH
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   1,456       $ 8.59302 to    $10.87742   $ 13,023       0.18%        1.40 - 2.00%       3.59%  to     4.23%
December 31, 2004...   1,767       $ 8.24000 to    $10.50024   $ 15,147       0.00%        1.40 - 2.00%       1.75%  to     5.00%
December 31, 2003...   1,879       $ 8.09835 to    $11.59446   $ 15,554       0.00%        1.40 - 1.90%      23.89%  to    24.52%
December 31, 2002...   1,746       $ 6.50377 to    $ 9.35612   $ 11,379       0.00%        1.40 - 2.15%     -29.02%  to    -0.78%
December 31, 2001...   1,900       $ 9.16312 to    $ 9.16312   $ 17,414       0.00%        1.25 - 1.25%     -21.99%  to   -21.99%
                                                 WFVT ADVANTAGE MONEY MARKET
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   2,115       $ 9.86463 to    $12.75216   $ 26,963       2.47%        1.40 - 1.65%       0.85%  to     1.11%
December 31, 2004...   2,746       $ 9.78121 to    $12.61236   $ 34,621       0.68%        1.40 - 1.65%      -0.96%  to    -0.70%
December 31, 2003...   3,678       $ 9.87554 to    $12.70171   $ 46,714       0.52%        1.40 - 1.65%      -1.16%  to    -0.91%
December 31, 2002...   5,391       $ 9.98520 to    $12.81783   $ 69,107       1.24%        1.40 - 2.15%      -0.16%  to    -0.02%
December 31, 2001...   5,952       $12.83871 to    $12.83871   $ 76,417       3.53%        1.25 - 1.25%       2.28%  to     2.28%
                                               WFVT ADVANTAGE SMALL CAP GROWTH
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...     530       $ 9.42126 to    $15.80703   $  5,212       0.00%        1.40 - 1.90%       4.23%  to     4.76%
December 31, 2004...     636       $ 8.99000 to    $15.16544   $  5,946       0.00%        1.40 - 1.90%      11.28%  to    12.17%
December 31, 2003...     735       $ 8.01738 to    $13.62765   $  6,050       0.00%        1.40 - 1.65%      39.92%  to    40.28%
December 31, 2002...     778       $ 5.71536 to    $ 9.73357   $  4,454       0.00%        1.40 - 2.15%     -39.08%  to    -0.32%
December 31, 2001...     901       $ 9.38223 to    $ 9.38223   $  8,450       0.00%        1.25 - 1.25%     -25.44%  to   -25.44%
                                              WFVT ADVANTAGE TOTAL RETURN BOND
                     ------------------------------------------------------------------------------------------------------------
December 31, 2005...   1,329       $10.24238 to    $13.44215   $ 17,781       3.62%        1.40 - 2.25%      -0.44%  to     0.43%
December 31, 2004...   1,600       $10.28716 to    $13.38474   $ 21,323       3.44%        1.40 - 2.25%       2.87%  to     2.99%
December 31, 2003...   2,027       $10.85859 to    $12.99668   $ 26,285       3.24%        1.40 - 1.90%       6.36%  to     6.90%
December 31, 2002...   2,452       $10.20667 to    $12.15811   $ 29,806       6.11%        1.40 - 2.15%       0.25%  to     6.24%
December 31, 2001...   2,979       $11.44402 to    $11.44402   $ 34,087       6.19%        1.25 - 1.25%       5.91%  to     5.91%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**   These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the
     Account, the total return is calculated for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.


                                      A77

NOTE 8:   CONTRACT CHARGES/FEATURES

          Each Annuity funded through the Separate Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Separate Account, while others are deducted either annually or at the time that certain transactions are made.

          INSURANCE CHARGE - The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge deducted by the Separate Account. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. Prior to the consolidation of Separate Account B (described in Note 6), the level of Insurance Charge determined which separate account was used to fund the particular annuity.

          The following Insurance Charge levels apply to each Annuity product, as listed.

          INSURANCE CHARGE    ANNUITY PRODUCT NAME
          ----------------    --------------------
          0.65%               Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
                              Optimum, Optimum Plus
          1.00%               AS Impact, Defined Investments Annuity, Galaxy III
          1.25%               ASAIA, ASVIA
          1.40%               PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex, ASL,
                              Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit, XTra
                              Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach Variable
                              Annuity, Stagecoach VA+
          1.65%               Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
          2.25%               ASAIA w/ Guarantee

          DISTRIBUTION CHARGE - The Distribution Charge is deducted by the Separate Account on four American Skandia annuity contracts. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. The charge is deducted for the number of years indicated below and then no longer applies.

          DISTRIBUTION CHARGE     ANNUITY PRODUCT NAME                                          PERIOD DEDUCTED
          -------------------     --------------------                                          ---------------
          0.60%                   ASAP III, Stagecoach ASAP III, Optimum                        Annuity Years 1-8 only
          1.00%                   XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus     Annuity Years 1-10 only

          ANNUAL MAINTENANCE FEE - An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

          TRANSFER FEES - Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

          CONTINGENT DEFERRED SALES CHARGES - Contingent Deferred Sales Charges may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

          PREMIUM TAXES - Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

          OPTIONAL BENEFIT CHARGES - Prior to November 18, 2002, American Skandia offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Effective as of November 18, 2002, American Skandia offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Separate Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable). Annuity Owners who elect to purchase an optional benefit purchase units of the Separate Account that reflect the Insurance Charge, Distribution Charge (if applicable) and the charge for any optional benefit(s). Annuity owners who elected an optional benefit whose charge is deducted on an annual basis in arrears will continue to have the applicable charge deducted in this manner.

          Currently, American Skandia offers eight different optional benefits, as follows: Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit
          (GMIB), Lifetime Five Income Benefit (LT5), Highest Anniversary Value Death Benefit (HAV), Enhanced Beneficiary Protection Death Benefit
          (EBP), Highest Daily Value Death Benefit (HDV) and Combination 5% Roll-Up and HAV Death Benefit (Combo 5%).Currently, the charge for GRO Plus, HAV and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, the charge for HDV and Combo 5% is 0.50% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. Certain American Skandia annuity contracts may not be eligible to elect all or any optional benefits.


                                      A78

NOTE 9:   ACCUMULATION UNIT VALUES
          Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

          ASSET-BASED CHARGE LEVEL      DESCRIPTION OF WHEN APPLICABLE
          ------------------------      ------------------------------
          0.65%                         Choice, Choice 2000 - No Optional Benefits.
                                        This asset-based charge level was formerly applicable to annuity contracts funded through
                                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).

          0.90%                         Choice, Choice 2000 - One 0.25% Optional Benefit.

          1.00%                         AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
                                        Choice 2000 - with GMWB.
                                        This asset-based charge level was formerly applicable to annuity contracts funded through
                                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).

          1.15%                         Choice - Two 0.25% Optional Benefits.
                                        Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.

          1.25%                         ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
                                        AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
                                        Choice 2000 - with LT5; or with GMWB and either HAV or EBP. ASAIA, ASVIA
                                        This asset-based charge level was formerly applicable to annuity contracts funded through
                                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).

          1.40%                         PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                                        Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
                                        Choice - Three 0.25% Optional Benefits.
                                        Choice 2000 - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
                                        This asset-based charge level was formerly applicable to annuity contracts funded through
                                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).

          1.50%                         ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
                                        AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
                                        Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or with LT5 and either HAV or EBP.

          1.60%                         ASAP III, Stagecoach ASAP III, Optimum - with GMWB.

          1.65%                         Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
                                        Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits. ACN, ASAP, ASAP II,
                                        Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex, ASL, Stagecoach Flex,
                                        ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra Credit, XTra Credit
                                        Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach Variable
                                        Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
                                        This asset-based charge level was formerly applicable to annuity contracts funded through
                                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).

          1.75%                         ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25% Optional
                                        Benefits.
                                        Defined Investments Annuity - Three 0.25% Optional Benefits.
                                        Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either Combo
                                        5% or HDV.

          1.85%                         ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.

          1.90%                         ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
                                        Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit. ASAP II, Apex,
                                        Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit, XTra Credit
                                        FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits.


                                      A79

          2.00%                         ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
                                        Optional Benefits.
                                        ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit
                                        SIX, Optimum Plus - with GMWB.
                                        Choice 2000 - with LT5, HDV and EBP.

          2.10%                         ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
                                        Combo 5% or HDV; or with LT5 and either HAV or EBP.

          2.15%                         ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit
                                        SIX, Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits. ASAP II,
                                        Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit, XTra
                                        Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional Benefits.

          2.25%                         ASAP II -- with HAV, EBP and GMWB.
                                        ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
                                        Stagecoach XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
                                        ASAIA w/ Guarantee*
                                        *This asset-based charge level was formerly applicable to annuity contracts funded through
                                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).

          2.35%                         ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and EBP;
                                        or with LT5 and either Combo 5% or HDV.

          2.40%                         ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit
                                        SIX, Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.

          2.50%                         ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit
                                        SIX, Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or with
                                        LT5 and either HAV or EBP.

          2.60%                         ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.

          2.75%                         ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit
                                        SIX, Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
                                        Combo 5% or HDV.

          3.00%                         ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit
                                        SIX, Optimum Plus - with LT5, HDV and EBP.


                                      A80

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
American Skandia Life Assurance Corporation
Variable Account B and Board of Directors of
American Skandia Life Assurance Corporation

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of American Skandia Life Assurance Corporation Variable Account B at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American Skandia Life Assurance Corporation; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares at December 31, 2005 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion. The financial highlights included in Note 7 relating to each of the two years in the period ended December 31, 2002 were audited by other auditors, whose report dated March 25, 2003 expressed an unqualified opinion thereon.

As discussed in Note 2 to the financial statements, the Liberty Asset Allocation VS and the Liberty Federal Securities VS subaccounts of American Skandia Life Assurance Corporation Variable Account B have restated their 2005 and 2004 financial statements.

PricewaterhouseCoopers LLP
New York, New York
April 17, 2006, except for Note 2,
as to which the date is October 6, 2006





                                      A81

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(4)(j) Form of rider for Highest Daily Lifetime Five filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 333-71654

(10) Consent of PricewaterhouseCoopers LLP Filed Herewith

Item 27. Number of Contract Owners. As of August 31, 2006, there 15,851 owners of Contracts.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf, on this 6th day of October, 2006.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE
ACCOUNT B
Registrant

By:    American Skandia Life Assurance Corporation

By:                 /s/  LAURA KEALEY
       ---------------------------------------------
                      Laura Kealey
            Vice President, Corporate Counsel

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
Depositor

By:                 /s/  LAURA KEALEY
       ---------------------------------------------
                      Laura Kealey
            Vice President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

          Signature                        Title                    Date
          ---------                        -----                    ----

                               (Principal Executive Officer)

      DAVID R. ODENATH*         Chief Executive Officer and   October 6, 2006
-----------------------------             President
      David R. Odenath

                               (Principal Financial Officer
                                  and Principal Accounting
                                          Officer)

        MICHAEL BOHM*          Executive Vice President and   October 6, 2006
-----------------------------     Chief Financial Officer
        Michael Bohm

                                   (Board of Directors)

        JAMES AVERY*                                            HELEN GALT*
-----------------------------                                 ----------------
         James Avery                                             Helen Galt

       RONALD JOELSON*               DAVID R. ODENATH*        KENNETH Y TANJI*
-----------------------------  ---------------------------    ----------------
       Ronald Joelson                David R. Odenath         Kenneth Y Tanji

                                     BERNARD J. JACOB*
                               ---------------------------
                                     Bernard J. Jacob


By:     /s/  LAURA KEALEY
    --------------------------
          Laura Kealey

* Executed by Laura Kealey on behalf of those indicated pursuant to Power of Attorney

                                 EXHIBIT INDEX


  (10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm